Registration No. 2-15530 and 811-901


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  84               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  85             /X/

                        DAVID L. BABSON GROWTH FUND, INC.
               (Exact name of Registrant as Specified in Charter)

                    90 S. 7th Street, Minneapolis, MN 55402
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

             Martin Cramer, 90 S. 7th Street, Minneapolis, MN 55402
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:


/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/_/ on [  ], 200[ ] pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                     Registration No. 33-17762 and 811-5386


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  23               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  24           /X/

                  BABSON-STEWART IVORY INTERNATIONAL FUND, INC.
               (Exact name of Registrant as Specified in Charter)

                    90 S. 7th Street, Minneapolis, MN 55402
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

             Martin Cramer, 90 S. 7th Street, Minneapolis, MN 55402
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/_/ on [   ], 200[ ] pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                     Registration No. 33-15074 and 811-5218


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  23               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  25            /X/

                             SHADOW STOCK FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             90 S. 7th Street, Minneapolis, MN 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

             Martin Cramer, 90 S. 7th Street, Minneapolis, MN 55402
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:


/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on [   ], 200[  ] pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485 / / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                      Registration No. 2-85791 and 811-3823


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  27               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  28            /X/

                          BABSON ENTERPRISE FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             90 S. 7th Street, Minneapolis, MN 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

             Martin Cramer, 90 S. 7th Street, Minneapolis, MN 55402
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:


/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on [   ], 200[  ] pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485 / / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                     Registration No. 33-39321 and 811-6252


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  18               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  19             /X/

                         BABSON ENTERPRISE FUND II, INC.
               (Exact name of Registrant as Specified in Charter)

             90 S. 7th Street, Minneapolis, MN 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

             Martin Cramer, 90 S. 7th Street, Minneapolis, MN 55402
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:


/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on [   ], 200[ ] pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                      Registration No. 2-93363 and 811-4114


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  25               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  27              /X/

                             BABSON VALUE FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             90 S. 7th Street, Minneapolis, MN 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

             Martin Cramer, 90 S. 7th Street, Minneapolis, MN 55402
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering


It is proposed that this filing become effective check appropriate box:


/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on [  ], 200[ ] pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485



If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                      Registration No. 2-65761 and 811-2963


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  33               /X/

                   and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  35             /X/

        D. L. BABSON MONEY MARKET FUND, INC. (Exact name of Registrant as
                              Specified in Charter)

                    90 S. 7th Street, Minneapolis, MN 55402
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

             Martin Cramer, 90 S. 7th Street, Minneapolis, MN 55402
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:


/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on [  ], 200[ ] pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485




If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                      Registration No. 2-65489 and 811-2948


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  33               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  34              /X/

      D. L. BABSON TAX-FREE INCOME FUND, INC. (Exact name of Registrant as
                              Specified in Charter)

                    90 S. 7th Street, Minneapolis, MN 55402
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

             Martin Cramer, 90 S. 7th Street, Minneapolis, MN 55402
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on [  ], 200[ ] pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                      Registration No. 2-10002 and 811-495


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  107               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  107            /X/

               D.L. BABSON BOND TRUST (Exact name of Registrant as
                              Specified in Charter)

                    90 S. 7th Street, Minneapolis, MN 55402
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

             Martin Cramer, 90 S. 7th Street, Minneapolis, MN 55402
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:


/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on [   ], 200[ ] pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                  BABSON FUNDS

                                   Prospectus
                                October 31, 2003

                                                                        EQUITIES
                                                                 Enterprise Fund
                                                              Enterprise Fund II
                                                                     Growth Fund
                                                               Shadow Stock Fund
                                                                      Value Fund
                                                              International Fund

                                                                    FIXED INCOME
                                                                      Bond Trust
                                                               Money Market Fund
                                                            Tax-Free Income Fund


                                  BABSON FUNDS


Shares of the Funds have not been approved or disapproved by the Securities and
  Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                  EQUITY FUNDS
                          BABSON ENTERPRISE FUND, INC.
                         BABSON ENTERPRISE FUND II, INC.
                        DAVID L. BABSON GROWTH FUND, INC.
                             SHADOW STOCK FUND, INC.
                             BABSON VALUE FUND, INC.
                              BABSON-STEWART IVORY
                            INTERNATIONAL FUND, INC.


                               FIXED INCOME FUNDS

                             D.L. BABSON BOND TRUST
                       D.L. BABSON MONEY MARKET FUND, INC.
                     D.L. BABSON TAX-FREE INCOME FUND, INC.


--------------------------------------------------------------------------------
                                   Prospectus
--------------------------------------------------------------------------------
                                October 31, 2003


                                  BABSON FUNDS
                                  ------------

                       INVESTMENT ADVISOR (THE "ADVISOR"):
                         David L. Babson & Company Inc.
                            Cambridge, Massachusetts

                       INVESTMENT MANAGER (THE "MANAGER"):
                              JONES & BABSON, INC.
                             Minneapolis, Minnesota


                 ---------------------------------------------------------------
                 TABLE OF CONTENTS

                 Information About The Funds                                Page
                 Investment Objectives and
                   Principal Investment Strategies  . . . . . . . . . . .      2

                 Principal Risk Factors . . . . . . . . . . . . . . . . .      5

                 Past Performance . . . . . . . . . . . . . . . . . . . .      6

                 Fees and Expenses  . . . . . . . . . . . . . . . . . . .     10

                 Management and Investment Advisor  . . . . . . . . . . .     11

                 Portfolio Managers . . . . . . . . . . . . . . . . . . .     12

                 Financial Highlights . . . . . . . . . . . . . . . . . .     12


                 Information About Investing

                 How to Purchase Shares . . . . . . . . . . . . . . . . .     18

                 How to Redeem Shares . . . . . . . . . . . . . . . . . .     18

                 Shareholder Services . . . . . . . . . . . . . . . . . .     18

                 How Share Price is Determined  . . . . . . . . . . . . .     19

                 Distributions and Taxes  . . . . . . . . . . . . . . . .     19

                 Additional Policies about Transactions . . . . . . . . .     20

                 Conducting Business with the Babson Funds  . . . . . . .     22

The Notice of Privacy Policy and Practices of the Funds is included with this Prospectus but is not considered to be part of the Prospectus.

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
BABSON FUND                                                OBJECTIVE                       PRINCIPAL RISKS*
-------------------------------------------------------------------------------------------------------------
Babson Enterprise Fund (BABEX)         Long-term growth of capital.                       Market Risks
Babson Enterprise Fund II (BAETX)                                                         Small Company Risks
Shadow Stock Fund (SHSTX)
-------------------------------------------------------------------------------------------------------------
Babson Growth Fund (BABSX)             Above average total return over longer             Market Risks
                                       periods of time through the growth
                                       of both capital and dividend income.
-------------------------------------------------------------------------------------------------------------
Babson Value Fund (BVALX)              Long-term growth of capital and income.            Market Risks
-------------------------------------------------------------------------------------------------------------
Babson-Stewart Ivory                   Favorable total return                             Market Risks
International Fund (BAINX)             (market appreciation and income).                  International Risks
-------------------------------------------------------------------------------------------------------------
Babson Bond Trust                      Maximum current income and reasonable              Fixed Income Risks
   Portfolio S - Shorter Term (BBDSX)  stability of principal, consistent with stated     Credit Risks
Babson Bond Trust                      quality and maturity standards.
   Portfolio L - Longer Term (BABIX)
-------------------------------------------------------------------------------------------------------------
Babson Money Market Fund (BMMXX)       Maximizing income consistent with maintaining      Fixed Income Risks
                                       the safety and liquidity of the Fund's assets and
                                       seeking to maintain a consistent net asset value
                                       of $1.00 per share.
-------------------------------------------------------------------------------------------------------------
Babson Tax-Free Income Fund (BALTX)    Providing the highest level of regular income      Fixed Income Risks
                                       exempt from federal income tax consistent with
                                       stated quality and maturity standards.
-------------------------------------------------------------------------------------------------------------

* The Principal Risks associated with each Fund or Portfolio are described more fully in the section titled Principal Risk Factors.


PRINCIPAL INVESTMENT STRATEGIES:

Each Fund and Portfolio (hereafter, a "Fund," or together the "Funds") normally invests for the long-term (but may sell a security at any time that the Advisor considers it overvalued or otherwise unfavorable). The Funds intend to pursue their objectives by principally investing as described below.

BABSON ENTERPRISE FUND - This Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small, faster-growing companies (referred to as micro-cap). The small companies primarily selected for the Fund will have market capitalization (share price multiplied by outstanding shares) at time of purchase that is below the dollar-weighted median market capitalization of companies in the Russell 2000 index. The Advisor presently expects to limit this amount to between $15 million and $500 million in market capitalization at time of purchase.

The Fund selects companies whose stocks are selling at prices it believes are reasonable in relation to the company's fundamental financial characteristics and business prospects. The primary valuation ratios used are:
     -    price relative to earnings
     -    price relative to sales
     -    price relative to assets as measured by book value
     -    price relative to cash flow

BABSON ENTERPRISE FUND II - This Fund invests in substantially the same manner as Babson Enterprise Fund with the exception that it targets slightly larger companies. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small, faster growing companies worth between $250 million and $1 billion in market capitalization at the time of initial purchase. The Fund generally invests in stocks listed on national or regional exchanges or listed over-the-counter (on NASDAQ) with prices quoted daily in the financial press.


--------------------------------------------------------------------------------
2                                                        BABSON FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BABSON GROWTH FUND - To seek above average total return, this Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of common stocks representing companies selected for their long-term possibilities of both capital and dividend income growth. The Advisor defines "above average total return" as total return that is higher than return generated by traditional investment vehicles other than equity products over the long-term.

Babson Growth Fund will invest at time of initial purchase in stocks of well-managed companies in growing industries that have demonstrated both a consistent and an above average ability to increase their earnings and dividends and which have favorable prospects of sustaining such growth. Measurements used for selection screening include:
     -    earning power
     -    dividend paying ability
     -    assets of the company

SHADOW STOCK FUND - This Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in small company stocks called "Shadow Stocks." These stocks combine the characteristics of "small stocks" and "neglected stocks." The Fund defines "small stocks" as those stocks of companies that have market capitalization at the time of initial purchase of between $20 million and the capitalization that marks the point between the 8th and 9th deciles of the New York Stock Exchange (the "upper limit") and that have annual net profits of at least $1 million for the three most recent fiscal years. The Fund defines "neglected stocks" as those that are least held by institutional investors (on average) and are subject to below average coverage by analysts and newsletters. It is estimated that the Shadow Stock Fund will generally contain between 200 and 300 shadow stocks at any one time in proportions approximating the market capitalizations of the various companies when compared to each other. Rather than constantly purchasing and selling stocks for short-term re-balancing, the Fund performs a detailed re-balancing twice per year.

The Fund screens "small and neglected stocks" and will not buy a stock or will sell part or all of a stock it owns, if the

Advisor believes:
     -    that the financial condition of the company is in jeopardy
     -    that liquidity is insufficient
     -    that total acquisition costs are unreasonably high
     - that the stock is selling for less than $5 per share (stock will not be sold for this reason alone but additional stock will not be bought below $4 per share and will be sold at the semi-annual re-balancing if the stock is selling below $4 per share)

The Fund will also sell stocks based on:
     -    potential negative earnings
     -    tenders or potential mergers
     - not meeting criteria for "neglected stocks" for three semi-annual evaluations
     - not meeting criteria for "small stocks" by having market capitalization below $10 million or above twice the "upper limit"

BABSON VALUE FUND - This Fund invests at least 90% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets. The Fund invests, at time of initial purchase, in stocks that meet each of the following criteria:
     - stocks that the Fund considers to be undervalued based on their earnings, dividends and/or assets or other widely recognized stock valuation measurements
     - stocks of companies the Fund believes are sound businesses with good future potential based on their fundamental characteristics
     - stocks of companies with an investment quality rating (growth and stability of earnings and dividends) of "B-" or better by Standard & Poor's Rating Group ("S&P(R)") or a financial strength rating of "B" or better by Value Line
     - stocks of any price range that may or may not be paying current dividends

BABSON-STEWART IVORY INTERNATIONAL FUND - This Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (common stocks and securities convertible into common stocks) of established companies whose primary business is carried on outside the United States. It will invest in at least three foreign countries and will not invest more than 35% of its net assets in any one country.

Securities purchased will primarily be listed on foreign stock exchanges and will have attractive characteristics in terms of:
     -    growth
     -    financial resources
     -    quality


--------------------------------------------------------------------------------
SEPTEMBER 30, 2003                                                             3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -    acceptance of products or services
     -    ability to generate profits and in many cases - dividends

Babson-Stewart Ivory International Fund from time to time will also purchase:
     -    American Depository Receipts
     -    European Depository Receipts
     -    International Depository Receipts
     - foreign currency or foreign currency forwards (the latter only for hedging)
     - securities not listed on an exchange (which may be more difficult to sell)
     - investment grade fixed income securities of foreign governments and foreign corporations

BABSON BOND TRUST - PORTFOLIO L AND PORTFOLIO S - Babson Bond Trust offers shares of two separate fixed income portfolios. Portfolio L (Longer Term) will typically have an expected dollar weighted average maturity of more than five years. Portfolio S (Shorter Term) will typically have an expected dollar weighted average maturity of five years or less. Each Portfolio may invest at time of purchase:
     - at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities to include: (1) direct or guaranteed obligations of the U.S. government and its agencies, and (2) investment grade debt securities issued by corporations or other business organizations, including notes and bonds; each Portfolio will limit its investment in securities rated BBB or Baa to no more than 25% of its assets;
     - in debt securities secured by specific assets of the issuing corporation (such as mortgage bonds and equipment trusts) as well as unsecured debt securities that represent claims on the general credit of the issuer;
     - up to 25% of their assets in Yankee Bonds; Yankee Bonds are issued by foreign-domiciled entities and underwritten by a U.S. syndicate for delivery in the U.S.;
     -    in cash or short-term debt obligations; and,
     - in variable rate master demand notes, which represent a borrowing agreement between an institutional lender and borrower.

The expected average weighted maturity of Portfolio L is approximately 7 years and Portfolio S is approximately 4.5 years, but maturities may be shortened or lengthened to respond to interest rate changes.

BABSON MONEY MARKET FUND - This Fund invests in high quality short-term debt instruments for the purpose of maximizing income consistent with maintaining the safety and liquidity of the Fund's assets. The primary investment is commercial paper issued by corporations. The Fund will have an expected weighted average maturity of 90 days or less. Net asset value is expected to remain constant at $1.00 per share. The Fund may invest at time of purchase in:
     -    direct obligations of the U.S. government;
     - obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury such as the Government National Mortgage Association, Export-Import Bank, or the Student Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or which are supported by the credit of the government agency or instrumentality itself, such as securities of the Federal Home Loan
          Banks,  or  the  Federal  National  Mortgage  Association;
     - repurchase agreements collateralized by issues of the United States Treasury or United States government agencies;
     - short-term obligations issued domestically by U.S. commercial banks or savings and loan associations having assets of at least $1 billion, which are members of the Federal Deposit Insurance Corporation or Federal Home Loan Banks Association;
     - high quality commercial paper or variable rate master demand notes of corporations; and,
     -    high quality non-convertible short-term debt obligations.

BABSON TAX-FREE INCOME FUND - This Fund intends to offer shares substantially exempt from federal income tax. The Fund will have an expected weighted average maturity between ten and twenty-five years with maturities being longer than five years at time of purchase. The Fund may invest at time of purchase:
     - at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities, such as bonds and other debt instruments issued by or on behalf of states, territories and possessions of the United States, including their subdivisions, authorities, agencies and instrumentalities and the interest they pay is expected to be exempt from federal income tax and any alternative minimum tax;
     - at least 90% of the municipal bonds bought will be rated within the three top rating categories of Moody's (Aaa, Aa or A) or Standard & Poor's(R) (AAA, AA or A);


--------------------------------------------------------------------------------
4                                                        BABSON FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     - investments in short-term municipal obligations and notes will be (1) backed by the full faith and credit of the United States; or (2) rated MIG-1, MIG-2 or MIG-3 by Moody's; or (3) A-1 or A-2 by Standard & Poor's(R); or (4) if unrated short-term then the issuer's long-term bond rating must be at least A as determined by Moody's or Standard & Poor's(R); and,
     - in cash or short-term money market obligations (including taxable money market obligations on a temporary basis) that are rated in the top two categories (A-1/Prime-1 or A-2/Prime-2).


PRINCIPAL RISK FACTORS

As with any mutual fund, there is a risk that you could lose money by investing in the Funds or Portfolios. Investments are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Babson Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


MARKET RISKS

Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Growth, Enterprise, Enterprise II, Value, Shadow and International Funds normally invest in equity securities, the value of these Funds will go up and down. Each Fund's success depends largely on the ability of its Advisor to select favorable investments. Different types of investments shift in and out of favor depending on market and economic conditions. For example, at various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Funds will perform better or worse than other types of funds depending on what is in "favor."


SMALL COMPANY RISKS

Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to Funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of smaller companies tend to be more volatile than the securities of larger, more established companies.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than its Advisor might prefer, or it may have to sell in small quantities over a period of time. Enterprise and Enterprise II Funds try to minimize this risk by investing in stocks that are readily bought and sold. However, the lower liquidity of the neglected stocks in which Shadow Stock Fund invests carry greater risk in the event of a weak stock market and substantial liquidations by the Fund.


FIXED INCOME RISKS

The yields and principal values of debt securities fluctuate. Generally, values of debt securities change inversely with changes in interest rates. For example, when interest rates go up, the values of debt securities tend to go down. As a result, the values of the Portfolio L and S of Bond Trust and the value of the Tax-Free Income Fund may go down. The fluctuations that are experienced by Portfolio L of Bond Trust and by the Tax-Free Income Fund will likely be greater than those of Portfolio S, since longer-term bond prices tend to fluctuate more in response to interest rate changes. Future interest rates cannot be accurately and consistently forecast.

The amount of the dividends paid by Bond Trust, Tax-Free Income Fund and Money Market Fund will change based on the amount of income the Fund earns on its investments. Also, it is possible that the issuer of a debt security may default on the interest and principal payments due to a Fund, which may affect a Fund's total return.


CREDIT RISKS

The Bond Trust and Tax-Free Income Funds may purchase fixed income securities rated in the fourth classification by Moody's (Baa) and S&P(R) (BBB). These securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.


--------------------------------------------------------------------------------
SEPTEMBER 30, 2003                                                             5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


INTERNATIONAL RISKS

International investing by Babson-Stewart Ivory International Fund poses additional risks such as currency fluctuation and political instability. These risks are inherently passed on to the company's shareholders and in turn, to the Fund's shareholders.

Investing in developing countries may pose additional risks. Securities issued by companies in developing countries may not be as liquid as those in more developed countries. In addition, regulations in developing countries may not be as strong nor information as readily available. The International Fund intends to limit purchases of securities issued by developing countries to no more than 20% of the Fund's total assets.


TEMPORARY DEFENSIVE STRATEGY

Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments, such as cash, short-term debt obligations or other high quality investments. During such periods when the Funds are not investing according to their principal investment strategies, the Funds may not achieve their investment objectives.


PAST PERFORMANCE

The tables below and on the following pages provide an indication of the risks of investing in the Babson Funds. The tables on the left side shows changes in the total returns generated by the respective Fund for each calendar year. The tables on the right side include several indexes against which each Fund compares its performance. Each table reflects all expenses of the respective Fund and assumes that all dividends and capital gains distributions have been reinvested in new shares of the Fund. A Fund's past performance (before and after taxes) is not necessarily an indication of how a Fund will perform in the future.

The table on the right side also presents the impact of taxes on the Funds' returns. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. It is possible for the figure representing "Return After
Taxes on Distributions and Sale of Fund Shares" to be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on each investor's individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own a Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, because such accounts are subject to special provisions of the tax code.


BABSON ENTERPRISE FUND

Annual Total Return as of December 31 of Each Year

[GRAPHIC OMITTED]

Year-to-Date Return (through September 30, 2003) 27.43%
Best Quarter: Q2 '99 = 18.90%
Worst Quarter: Q3 '02 = -20.19%

Average Annual Total Return as of December 31, 2002
=======================================================================
                                           1 Year   5 Years   10 Years
-----------------------------------------------------------------------
Babson Enterprise Fund
  Return Before Taxes                       -3.43%     2.95%      9.92%
  Return After Taxes on Distributions       -3.43%     0.10%      6.03%
  Return After Taxes on Distributions and
    Sale of Fund Shares                     -2.10%     0.76%      6.00%
Russell 2000 Index (+)                     -20.48%    -1.36%      7.16%
=======================================================================

(+) Reflects no deductions for fees, expenses or taxes.


--------------------------------------------------------------------------------
6                                                        BABSON FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BABSON ENTERPRISE FUND II

Annual Total Return as of December 31 of Each Year

[GRAPHIC OMITTED]

Year-to-Date Return (through September 30, 2003) 24.02%
Best Quarter: Q2 '99 = 17.47%
Worst Quarter: Q3 '02 = -19.01%

Average Annual Total Return as of December 31, 2002
=======================================================================
                                           1 Year   5 Years   10 Years
-----------------------------------------------------------------------
Babson Enterprise Fund II
  Return Before Taxes                       -9.98%     1.83%      9.50%
  Return After Taxes on Distributions      -10.75%     0.01%      7.25%
  Return After Taxes on Distributions and
    Sale of Fund Shares                     -6.02%     0.60%      6.78%
Russell 2000 Index (+)                     -20.48%    -1.36%      7.16%
=======================================================================

(+) Reflects no deductions for fees, expenses or taxes.


BABSON GROWTH FUND

Annual Total Return as of December 31 of Each Year

[GRAPHIC OMITTED]

Year-to-Date Return (through September 30, 2003) 8.88%
Best Quarter: Q4 '98 = 26.23%
Worst Quarter: Q3 '01 = -20.46%

Average Annual Total Return as of December 31, 2002
=======================================================================
                                           1 Year   5 Years   10 Years
-----------------------------------------------------------------------
Babson Growth Fund
  Return Before Taxes                      -25.56%    -4.08%      6.20%
  Return After Taxes on Distributions      -25.56%    -8.20%      2.53%
  Return After Taxes on Distributions and
    Sale of Fund Shares                    -15.70%    -4.31%      3.94%
S&P 500 Index (+)                          -22.10%    -0.59%      9.34%
=======================================================================

(+) Reflects no deductions for fees, expenses or taxes.


SHADOW STOCK FUND

Annual Total Return as of December 31 of Each Year

[GRAPHIC OMITTED]

Year-to-Date Return (through September 30, 2003) 30.03%
Best Quarter: Q2 '99 = 19.40%
Worst Quarter: Q3 '02 = -21.09%

Average Annual Total Return as of December 31, 2002
=======================================================================
                                           1 Year   5 Years   10 Years
-----------------------------------------------------------------------
Shadow Stock Fund
  Return Before Taxes                      -12.24%     4.37%     10.08%
  Return After Taxes on Distributions      -12.30%     2.09%      6.13%
  Return After Taxes on Distributions and
    Sale of Fund Shares                     -7.51%     2.32%      6.07%
Russell 2000 Index                         -20.48%    -1.36%      7.16%
Russell 2000 Value Index (+)               -11.43%     2.71%     10.85%
=======================================================================

(+) Reflects no deductions for fees, expenses or taxes.


--------------------------------------------------------------------------------
SEPTEMBER 30, 2003                                                             7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BABSON VALUE FUND

Annual Total Return as of December 31 of Each Year

[GRAPHIC OMITTED]

Year-to-Date Return (through September 30, 2003) 10.95%
Best Quarter: Q4 '98 = 14.07%
Worst Quarter: Q3 '98 = -17.78%

Average Annual Total Return as of December 31, 2002
========================================================================
                                           1 Year   5 Years   10 Years
------------------------------------------------------------------------
Babson-Stewart Ivory Int'l. Fund
  Return Before Taxes                      -21.45%    -7.26%      1.89%
  Return After Taxes on Distributions      -21.43%    -7.85%      0.73%
  Return After Taxes on Distributions and
    Sale of Fund Shares                    -13.16%    -5.77%      1.10%
MSCI EAFE Index (+)                        -15.94%    -2.89%      4.00%
========================================================================

(+) Reflects no deductions for fees, expenses or taxes.


BABSON-STEWART IVORY INTERNATIONAL FUND

Annual Total Return as of December 31 of Each Year

[GRAPHIC OMITTED]

Year-to-Date Return (through September 30, 2003) 11.65%
Best Quarter: Q4 '99 = 21.34%
Worst Quarter: Q3 '02 = -22.77%

Average Annual Total Return as of December 31, 2002
=======================================================================
                                           1 Year   5 Years   10 Years
-----------------------------------------------------------------------
Babson-Stewart Ivory Int'l. Fund
  Return Before Taxes                      -21.45%    -7.26%      1.89%
  Return After Taxes on Distributions      -21.43%    -7.85%      0.73%
  Return After Taxes on Distributions and
    Sale of Fund Shares                    -13.16%    -5.77%      1.10%
MSCI EAFE Index (+)                        -15.94%    -2.89%      4.00%
=======================================================================

(+) Reflects no deductions for fees, expenses or taxes.


BABSON BOND TRUST - PORTFOLIO L

Annual Total Return as of December 31 of Each Year

[GRAPHIC OMITTED]

Year-to-Date Return (through September 30, 2003) 3.43%
Best Quarter: Q2 '95 = 5.81%
Worst Quarter: Q1 '94 = -2.67%

Average Annual Total Return as of December 31, 2002
========================================================================
                                           1 Year   5 Years   10 Years
------------------------------------------------------------------------
Babson Bond Trust - Portfolio L
  Return Before Taxes                        5.43%     5.80%      6.48%
  Return After Taxes on Distributions        3.30%     3.43%      3.69%
  Return After Taxes on Distributions and
    Sale of Fund Shares                      3.29%     3.44%      3.74%
Lehman Brothers
Aggregate Bond (+)                          10.27%     7.54%      7.51%
========================================================================

(+) Reflects no deductions for fees, expenses or taxes.


--------------------------------------------------------------------------------
8                                                        BABSON FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BABSON BOND TRUST - PORTFOLIO S

Annual Total Return as of December 31 of Each Year

[GRAPHIC OMITTED]

Year-to-Date Return (through September 30, 2003) 3.56%
Best Quarter: Q2 '95 = 4.15%
Worst Quarter: Q1 '94 = -2.04%

Average Annual Total Return as of December 31, 2002
========================================================================
                                           1 Year   5 Years   10 Years
------------------------------------------------------------------------
Babson Bond Trust - Portfolio S
  Return Before Taxes                        5.69%     5.90%      6.21%
  Return After Taxes on Distributions        3.50%     3.50%      3.45%
  Return After Taxes on Distributions and
    Sale of Fund Shares                      3.45%     3.51%      3.53%
Lehman Brothers
Intermediate Govt./Corp. (+)                 9.84%     7.48%      7.08%
========================================================================

(+) Reflects no deductions for fees, expenses or taxes.


BABSON MONEY MARKET FUND

Annual Total Return as of December 31 of Each Year

[GRAPHIC OMITTED]

Year-to-Date Return (through September 30, 2003) 0.20%
Best Quarter: Q4 '00 = 1.45%
Worst Quarter: Q4 '02 = 0.18%

Average Annual Total Return as of December 31, 2002
======================================================
                          1 Year   5 Years   10 Years
------------------------------------------------------
Babson Money Market Fund
  Return                    0.85%     3.75%      3.90%
91 Day Treasury Bill (+)    1.78%     4.48%      4.64%
======================================================

(+) Reflects no deductions for fees, expenses or taxes.


BABSON TAX-FREE INCOME FUND

Annual Total Return as of December 31 of Each Year

[GRAPHIC OMITTED]

Year-to-Date Return (through September 30, 2003) 4.44%
Best Quarter: Q1 '95 = 5.40%
Worst Quarter: Q2 '99 = -2.09%

Average Annual Total Return as of December 31, 2002
=======================================================================
                                           1 Year   5 Years   10 Years
-----------------------------------------------------------------------
Babson Tax-Free Income Fund
  Return Before Taxes                        9.54%     5.10%      5.71%
  Return After Taxes on Distributions        9.54%     4.92%      5.41%
  Return After Taxes on Distributions and
    Sale of Fund Shares                      7.43%     4.82%      5.33%
Lehman Brothers
Municipal Bond (+)                           9.60%     6.06%      6.71%
=======================================================================

(+) Reflects no deductions for fees, expenses or taxes.


--------------------------------------------------------------------------------
SEPTEMBER 30, 2003                                                             9
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                                                                                BABSON-
                                                    BABSON        BABSON     BABSON      SHADOW     BABSON   STEWART IVORY
                                                  ENTERPRISE    ENTERPRISE   GROWTH      STOCK       VALUE   INTERNATIONAL
                                                     FUND        FUND II      FUND        FUND       FUND         FUND
----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum Sales Charge (Load)
    Imposed on Purchases . . . . . . . . . . .           None          None     None          None     None            None
  Maximum Deferred Sales Charge (Load) . . . .           None          None     None          None     None            None
  Maximum Sales Charge (Load) Imposed
    on Reinvested Dividends  . . . . . . . . .           None          None     None          None     None            None
  Redemption Fee*  . . . . . . . . . . . . . .           2.0%(1)       2.0%(1)  None          2.0%(1)  None            None
  Exchange Fee . . . . . . . . . . . . . . . .           None          None     None          None     None            None
*A $10 fee is imposed for redemptions by wire.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees  . . . . . . . . . . . . . .          0.96%         1.16%    0.73%         0.90%    0.85%           0.85%
  Distribution (12b-1) Fees  . . . . . . . . .           None          None     None          None     None            None
  Other Expenses . . . . . . . . . . . . . . .          0.18%         0.22%    0.17%         0.18%    0.14%           0.80%
  Total Annual Fund Operating Expenses . . . .          1.14%         1.38%    0.90%         1.08%    0.99%           1.65%
  Fee Waiver and Expense Reimbursement (2) . .         (0.06%)       (0.08%)  (0.05%)       (0.05%)  (0.03%)             -%
  Net Annual Fund Operating Expenses (2)   . .          1.08%         1.30%    0.85%         1.03%    0.96%           1.65%
                                                        =====         =====    =====         =====    =====           =====

                                                   BABSON        BABSON      BABSON
                                                    BOND          BOND        MONEY       BABSON
                                                    TRUST         TRUST       MARKET     TAX-FREE
                                                 PORTFOLIO L   PORTFOLIO S     FUND     INCOME FUND
SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum Sales Charge (Load)
    Imposed on Purchases . . . . . . . . . . .           None          None     None          None
  Maximum Deferred Sales Charge (Load) . . . .           None          None     None          None
  Maximum Sales Charge (Load) Imposed
    on Reinvested Dividends  . . . . . . . . .           None          None     None          None
  Redemption Fee*  . . . . . . . . . . . . . .           None          None     None          None
  Exchange Fee . . . . . . . . . . . . . . . .           None          None     None          None
*A $10 fee is imposed for redemptions by wire.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees  . . . . . . . . . . . . . .          0.85%         0.85%    0.75%         0.85%
  Distribution (12b-1) Fees  . . . . . . . . .           None          None     None          None
  Other Expenses . . . . . . . . . . . . . . .          0.17%         0.19%    0.27%         0.19%
  Total Annual Fund Operating Expenses . . . .          1.02%         1.04%    1.02%         1.04%
  Fee Waiver and Expense Reimbursement (2) . .        (0.04%)       (0.35%)  (0.09%)       (0.05%)
  Net Annual Fund Operating Expenses (2) . . .          0.98%         0.68%    0.93%         0.99%
                                                        =====         =====    =====         =====

(1) Imposed on redemption or exchange of shares purchased on or after February 1, 2003 that are redeemed or exchanged within 180 days of purchase. See "Additional Policies About Transactions."

(2) Jones & Babson has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Funds to the level described above under Net Annual Fund Operating Expenses. This expense limitation agreement is in place until May 1, 2005. For more information regarding these fees and other potential expenses, see "How to Purchase Shares."


--------------------------------------------------------------------------------
10                                                       BABSON FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEE EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. They assume you invest $10,000, receive a 5% return each year, redeem at the end of each period, reinvest dividends and that operating expenses for each period remain the same, except for the expiration of the current expense limitation on May 1, 2005. Although your actual costs may be higher or lower, based on the assumptions above your costs would be:

                                         1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------
Babson Enterprise Fund . . . . . . . . . $   110  $    356  $    622  $   1,381
Babson Enterprise Fund II  . . . . . . .     132       429       748      1,650
Babson Growth Fund . . . . . . . . . . .      87       282       494      1,103
Shadow Stock Fund  . . . . . . . . . . .     105       339       591      1,313
Babson Value Fund  . . . . . . . . . . .      98       312       544      1,210
Babson-Stewart Ivory International Fund      168       520       897      1,955
Babson Bond Trust - Portfolio L  . . . .     100       321       559      1,244
Babson Bond Trust - Portfolio S  . . . .      69       295       539      1,238
Babson Money Market. . . . . . . . . . .      95       320       563      1,261
Babson Tax-Free Income . . . . . . . . .     101       326       569      1,266


MANAGEMENT AND INVESTMENT ADVISOR

Jones & Babson, Inc. ("Jones & Babson"), founded in 1959 and located at 90 S. 7th Street, Minneapolis, Minnesota 55402, acts as the Manager pursuant to an Investment Advisory Agreement with each Fund. In addition, Jones & Babson provides certain non-advisory services (Fund administration, transfer agency, Fund accounting) and other services required in the normal operation of the Funds pursuant to an Administrative Service Agreement. Jones & Babson is a wholly-owned subsidiary of RBC Dain Rauscher Corp. ("RBC Dain"). RBC Dain, a Minneapolis, Minnesota-based holding company formed in 1973, provides investment advice and services to individual investors in the western United States and investment banking, research and sales services to corporate and governmental clients nationwide and is a wholly-owned subsidiary of Royal Bank of Canada, a Canadian chartered bank.

For the fiscal year ended June 30, 2003 the Funds paid to Jones & Babson the following management fees as a percentage of the Fund's average net assets:

Fund                        Fee                        Fund                     Fee
Babson Enterprise Fund . . .  1.06%*     Babson-Stewart Ivory International Fund. .  0.93%*
Babson Enterprise Fund II  .  1.28%*     Babson Bond Trust - Portfolio L. . . . . .  0.93%*
Babson Growth Fund . . . . .  0.83%*     Babson Bond Trust - Portfolio S. . . . . .  0.93%*
Shadow Stock Fund  . . . . .  0.98%*     Babson Money Market Fund . . . . . . . . .  0.83%*
Babson Value Fund  . . . . .  0.93%*     Babson Tax-Free Income Fund. . . . . . . .  0.93%*

* Prior to May 1, 2003, the Funds paid a unified fee for advisory and non-advisory services rendered to the Funds. Pursuant to the Investment Advisory Agreements, each Fund pays a contractual fee as follows: Babson Enterprise Fund and Babson Enterprise Fund II, 1.40% of each Fund's average net assets of $30 million or less and .90% of assets over $30 million; Babson Growth Fund, .75% of the Fund's average net assets of $250 million or less and .60% of amounts over $250 million; Shadow Stock Fund, .90% of the Fund's average net assets; Babson Value Fund, Babson Tax-Free Income Fund and Babson-Stewart Ivory International Fund, .85% of each Fund's average net assets; Babson Bond Trust - Portfolio L and Portfolio S, .85% of each Portfolio's average net assets; and Babson Money Market Fund, .75% of the Fund's average net assets. Each Fund's advisory fee is subject to reduction pursuant to an Expense Limitation Agreement to maintain each Fund's total expenses at annual rates set forth in the fee table until May 1, 2005.

Under the Investment Advisory Agreements, Jones & Babson employs at its own expense David L. Babson & Company Inc. ("Babson"), an investment advisory firm founded in 1940 and located at One Memorial Drive, Cambridge, Massachusetts 02142, as the investment sub-adviser ("Sub-Advisor") with responsibility for day-to-day management of the assets of all but one of the Babson Funds. For the Babson-Stewart Ivory International Fund, Jones & Babson employs at its own expense First State Investments International Limited (formerly S. I. International Assets) as the advisor with responsibility for day-to-day management of the assets of that Fund. It is anticipated that Stewart Ivory will seek to serve under Jones & Babson as the advisor to the Babson-Stewart Ivory International Fund going forward, subject to approval by Jones & Babson, the Board and the Fund's shareholders.


--------------------------------------------------------------------------------
SEPTEMBER 30, 2003                                                            11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For its services, Babson Enterprise Fund and Enterprise Fund II pay Jones & Babson a fee at the annual rate of 1.40% of the first $30 million of average daily net assets and .90% of amounts in excess of $30 million. Babson Growth Fund pays Jones & Babson a fee at the annual rate of .75% of the first $250 million and .60% of amounts in excess of $250 million of average daily net assets. Shadow Stock Fund pays Jones & Babson a fee of .90% of average daily assets. Babson Value Fund and Babson-Stewart Ivory International Fund pay Jones & Babson a fee at the annual rate of .85% of average daily net assets. Babson Tax-Free Income Fund pays Jones & Babson a fee at the annual rate of .85% of average daily net assets. Babson Money Market Fund pays Jones & Babson a fee at the annual rate of .75% of average daily assets. Each Portfolio of the D.L. Babson Bond Trust pays Jones & Babson a fee at the annual rate of .85% of its average daily net assets.


PORTFOLIO MANAGERS

James B. Gribbell has been the manager of Babson Growth Fund since 1996. He is a Chartered Financial Analyst ("CFA") Charterholder. He joined David L. Babson & Company Inc. in 1991. Lance F. James has been the manager of Babson Enterprise Fund II since its inception in 1991 and manager of Babson Enterprise Fund since 1999. He joined David L. Babson & Company Inc. in 1986. Lorene K. Heebner, who is a CFA Charterholder, acts as co-manager for the Babson Enterprise Fund. Ms. Heebner joined David L. Babson & Company Inc. in 1987. Anthony M. Maramarco is a CFA Charterholder, and he has been the manager of Babson Value Fund and the Shadow Stock Fund since 1999. He joined David L. Babson & Company Inc. in 1996 and has over 19 years investment management experience. Mr. Maramarco was previously at Concert Capital Management, Inc., an investment advisory firm, from 1993-1996. Thomas L. Mermagen has been the portfolio manager for Babson-Stewart Ivory International Fund, Inc. since September 2002. He joined the global equity team at S.I. International Assets as a senior portfolio manager in August 2002. From 1992 to 2002, Mr. Mermagen was an investment professional at Schroder Investment Management. James W. Burns, who was the portfolio manager responsible for the Fund from 1999 to September 2002, continues to provide the global equity team at S.I. International Assets with analysis and research. Mr. Burns joined S.I. International Assets in 1990 and has 20 years of investment management experience.


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the five years ended June 30, 2003, except for Babson Enterprise Fund, Babson Enterprise Fund II, Babson Value Fund and Babson Bond Trust (Portfolio L & Portfolio S) which changed their fiscal year-end from November 30 to June 30 in 1999. These Funds' financial performance are for the four years ended June 30, 2003, the seven months ended June 30, 1999 and the two years ended November 30, 1998, respectively. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements, which have been audited by PricewaterhouseCoopers LLP, except for the Funds' financial highlights for the years before June 30, 2003, which have been audited by other auditors. This information, along with the Funds' financial statements, is included in the annual report. The annual report is available upon request.


--------------------------------------------------------------------------------
12                                                       BABSON FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BABSON ENTERPRISE FUND

                                                                                                 Seven Months      Year Ended
Condensed data for a share of capital stock                Years Ended June 30,                      Ended        November 30,
outstanding throughout each year.                        2003      2002       2001      2000     June 30, 1999        1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period . . . . . . . .   $ 17.98   $ 15.24   $   13.82   $14.72   $        16.63   $       21.22
                                                       ------------------------------------------------------------------------

  Income from investment operations:
    Net investment income (loss) . . . . . . . . . .      0.04      0.02        0.03     0.03             0.03            0.04
    Net gains (losses) on securities
      (both realized and unrealized) . . . . . . . .     (0.31)     3.08        2.46     0.18             0.58           (2.15)
                                                       ------------------------------------------------------------------------
  Total from investment operations . . . . . . . . .     (0.27)     3.10        2.49     0.21             0.61           (2.11)
                                                       ------------------------------------------------------------------------

  Less distributions:
    Dividends from net investment income . . . . . .     (0.03)    (0.05)      (0.02)   (0.04)           (0.05)          (0.06)
    Distributions from capital gains . . . . . . . .     (0.02)    (0.31)      (1.05)   (1.07)           (2.47)          (2.42)
                                                       ------------------------------------------------------------------------
  Total distributions: . . . . . . . . . . . . . . .     (0.05)    (0.36)      (1.07)   (1.11)           (2.52)          (2.48)
                                                       ------------------------------------------------------------------------
Net asset value, end of period . . . . . . . . . . .   $ 17.66   $ 17.98   $   15.24   $13.82   $        14.72   $       16.63
                                                       ========================================================================
Total return*  . . . . . . . . . . . . . . . . . . .    (1.48%)    20.82%      20.08%    2.84%            4.70%        (11.05%)
                                                       ========================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)  . . . . . .   $   209   $   370   $     137   $  111   $          155   $         179
Ratio of expenses to average net assets**  . . . . .      1.08%     1.08%       1.15%    1.14%            1.11%           1.09%
Ratio of expenses to average net assets before
  fee waivers and expense reimbursements** . . . . .      1.14%     1.08%       1.15%    1.14%            1.11%           1.09%
Ratio of net investment income
  to average net assets**  . . . . . . . . . . . . .      0.21%     0.04%       0.25%    0.15%            0.32%           0.29%
Ratio of net investment income to average net assets
  before fee waivers and expense reimbursements**  .      0.15%     0.04%       0.25%    0.15%            0.32%           0.29%
Portfolio turnover rate  . . . . . . . . . . . . . .        13%       93%         55%      32%              12%             22%


BABSON ENTERPRISE FUND II
                                                                                                 Seven Months      Year Ended
Condensed data for a share of capital stock                Years Ended June 30,                      Ended        November 30,
outstanding throughout each year.                        2003      2002       2001      2000     June 30, 1999        1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period . . . . . . . .   $ 25.62   $ 26.19   $   25.18   $24.48   $        23.20   $       26.70
                                                       ------------------------------------------------------------------------

  Income from investment operations:
    Net investment income (loss) . . . . . . . . . .     (0.04)    (0.03)       0.04     0.02             0.03            0.10
    Net gains (losses) on securities
      (both realized and unrealized) . . . . . . . .     (1.29)     0.73        3.63     1.30             2.37           (1.50)
                                                       ------------------------------------------------------------------------
  Total from investment operations . . . . . . . . .     (1.33)     0.70        3.67     1.32             2.40           (1.40)
                                                       ------------------------------------------------------------------------

  Less distributions:
    Dividends from net investment income . . . . . .         -     (0.01)      (0.03)   (0.02)           (0.05)          (0.05)
    Distributions from capital gains . . . . . . . .     (0.51)    (1.26)      (2.63)   (0.60)           (1.07)          (2.05)
                                                       ------------------------------------------------------------------------
  Total distributions: . . . . . . . . . . . . . . .     (0.51)    (1.27)      (2.66)   (0.62)           (1.12)          (2.10)
                                                       ------------------------------------------------------------------------
Net asset value, end of period . . . . . . . . . . .   $ 23.78   $ 25.62   $   26.19   $25.18   $        24.48   $       23.20
                                                       ------------------------------------------------------------------------
Total return*  . . . . . . . . . . . . . . . . . . .    (5.22%)     2.91%      15.54%    5.63%           11.03%         (5.61%)
                                                       ------------------------------------------------------------------------

Ratios/Supplemental Data:
Net assets, end of period (in millions)  . . . . . .   $    53   $    61   $      60   $   60   $           77   $          83
Ratio of expenses to average net assets**  . . . . .      1.30%     1.30%       1.30%    1.27%            1.23%           1.22%
Ratio of expenses to average net assets before
  fee waivers and expense reimbursements** . . . . .      1.38%     1.30%       1.30%    1.27%            1.23%           1.22%
Ratio of net investment income
  to average net assets**  . . . . . . . . . . . . .    (0.18%)   (0.14%)       0.12%    0.08%            0.11%           0.40%
Ratio of net investment income to average net assets
  before fee waivers and expense reimbursements**  .    (0.26%)   (0.14%)       0.12%    0.08%            0.11%           0.40%
Portfolio turnover rate  . . . . . . . . . . . . . .        25%       37%         41%      23%              14%             25%

*    Total return not annualized for periods less than one full year

**   Annualized for periods less than one full year


--------------------------------------------------------------------------------
SEPTEMBER 30, 2003                                                            13
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

BABSON GROWTH FUND

Condensed data for a share of capital stock                            Years Ended June 30,
outstanding throughout each year.                        2003      2002        2001       2000      1999
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period . . . . . . . .   $  9.19   $  12.51   $   20.87   $ 20.01   $ 20.77
                                                       ---------------------------------------------------
  Income from investment operations:
    Net investment income (loss) . . . . . . . . . .      0.02          -       (0.03)    (0.04)     0.02
    Net gains (losses) on securities
      (both realized and unrealized) . . . . . . . .     (0.53)     (3.07)      (5.22)     4.00      3.25
                                                       ---------------------------------------------------
  Total from investment operations . . . . . . . . .     (0.51)     (3.07)      (5.25)     3.96      3.27
                                                       ---------------------------------------------------

  Less distributions:
    Dividends from net investment income . . . . . .     (0.02)         -           -         -     (0.02)
    Distributions from capital gains . . . . . . . .         -      (0.25)      (3.11)    (3.10)    (4.01)
                                                       ---------------------------------------------------
  Total distributions: . . . . . . . . . . . . . . .     (0.02)     (0.25)      (3.11)    (3.10)    (4.03)
                                                       ---------------------------------------------------
Net asset value, end of period . . . . . . . . . . .   $  8.66   $   9.19   $   12.51   $ 20.87   $ 20.01
                                                       ===================================================
Total return*  . . . . . . . . . . . . . . . . . . .    (5.54%)   (24.90%)    (26.27%)    20.69%    17.04%
                                                       ===================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)  . . . . . .   $   192   $    226   $     347   $   525   $   490
Ratio of expenses to average net assets**  . . . . .      0.85%      0.85%       0.80%     0.79%     0.79%
Ratio of expenses to average net assets before
  fee waivers and expense reimbursements** . . . . .      0.90%      0.85%       0.80%     0.79%     0.79%
Ratio of net investment income
  to average net assets**  . . . . . . . . . . . . .      0.26%    (0.03%)     (0.16%)   (0.18%)     0.09%
Ratio of net investment income to average net assets
  before fee waivers and expense reimbursements**  .      0.21%    (0.03%)     (0.16%)   (0.18%)     0.09%
Portfolio turnover rate  . . . . . . . . . . . . . .        71%        31%         64%       62%       39%


SHADOW STOCK FUND

Condensed data for a share of capital stock                            Years Ended June 30,
outstanding throughout each year.                        2003      2002        2001       2000      1999
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period . . . . . . . .   $ 14.60   $  13.23   $   12.26   $ 12.06   $ 13.24
                                                       ---------------------------------------------------

  Income from investment operations:
    Net investment income (loss) . . . . . . . . . .      0.05       0.03        0.13      0.09      0.11
    Net gains (losses) on securities
      (both realized and unrealized) . . . . . . . .     (0.72)      1.58        1.74      1.04     (0.24)
                                                       ---------------------------------------------------
  Total from investment operations . . . . . . . . .     (0.67)      1.61        1.87      1.13     (0.13)
                                                       ---------------------------------------------------

  Less distributions:
    Dividends from net investment income . . . . . .     (0.04)     (0.02)      (0.13)    (0.07)    (0.07)
    Distributions from capital gains . . . . . . . .     (0.29)     (0.22)      (0.77)    (0.86)    (0.98)
                                                       ---------------------------------------------------
  Total distributions: . . . . . . . . . . . . . . .     (0.33)     (0.24)      (0.90)    (0.93)    (1.05)
                                                       ---------------------------------------------------
Net asset value, end of period . . . . . . . . . . .   $ 13.60   $  14.60   $   13.23   $ 12.26   $ 12.06
                                                       ===================================================
Total return*  . . . . . . . . . . . . . . . . . . .    (4.55%)     12.44%      16.82%     9.91%   (0.25%)
                                                       ===================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)  . . . . . .   $    92   $     96   $      62   $    45   $    50
Ratio of expenses to average net assets**  . . . . .      1.03%      1.03%       1.03%     1.07%     1.10%
Ratio of expenses to average net assets before
  fee waivers and expense reimbursements** . . . . .      1.08%      1.03%       1.03%     1.07%     1.10%
Ratio of net investment income
  to average net assets**  . . . . . . . . . . . . .      0.36%      0.26%       1.20%     0.66%     0.97%
Ratio of net investment income to average net assets
  before fee waivers and expense reimbursements**  .      0.31%      0.26%       1.20%     0.66%     0.97%
Portfolio turnover rate  . . . . . . . . . . . . . .        17%        34%         29%       18%       21%

*    Total return not annualized for periods less than one full year

**   Annualized for periods less than one full year


--------------------------------------------------------------------------------
14                                                       BABSON FUNDS PROSPECTUS
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

BABSON VALUE FUND

                                                                                                  Seven Months
                                                                                                      Ended       Year Ended
Condensed data for a share of capital stock                       Years Ended June 30,               June 30,    November 30,
outstanding throughout each year.                        2003       2002        2001       2000        1999          1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period . . . . . . . .   $  42.85   $  45.43   $   38.76   $  51.36   $   47.42   $       47.73
                                                       -----------------------------------------------------------------------

  Income from investment operations:
    Net investment income (loss) . . . . . . . . . .       0.45       0.44        0.65       1.27        0.45            0.62
    Net gains (losses) on securities
      (both realized and unrealized) . . . . . . . .      (4.88)     (1.87)       7.12      (9.35)       5.90            1.09
                                                       -----------------------------------------------------------------------
  Total from investment operations . . . . . . . . .      (4.43)     (1.43)       7.77      (8.08)       6.35            1.71
                                                       -----------------------------------------------------------------------

  Less distributions:
    Dividends from net investment income . . . . . .      (0.44)     (0.07)      (0.90)     (0.96)      (0.44)          (0.56)
    Distributions from capital gains . . . . . . . .          -      (0.67)      (0.20)     (3.56)      (1.97)          (1.46)
    Return of capital  . . . . . . . . . . . . . . .          -      (0.41)          -          -           -               -
                                                       -----------------------------------------------------------------------
  Total distributions: . . . . . . . . . . . . . . .      (0.44)     (1.15)      (1.10)     (4.52)      (2.41)          (2.02)
                                                       -----------------------------------------------------------------------
Net asset value, end of period . . . . . . . . . . .   $  37.98   $  42.85   $   45.43   $  38.76   $   51.36   $       47.42
                                                       =======================================================================
Total return*  . . . . . . . . . . . . . . . . . . .    (10.26%)    (3.02%)      20.30%   (15.93%)      14.14%           3.85%
                                                       =======================================================================

Ratios/Supplemental Data:
Net assets, end of period (in millions)  . . . . . .   $    374   $    436   $     496   $    528   $   1,244   $       1,494
Ratio of expenses to average net assets**  . . . . .       0.96%      0.96%       0.96%      0.96%       0.96%           0.98%
Ratio of expenses to average net assets before
  fee waivers and expense reimbursements** . . . . .       0.99%      0.96%       0.96%      0.96%       0.96%           0.98%
Ratio of net investment income
  to average net assets**  . . . . . . . . . . . . .       1.24%      1.02%       1.38%      2.41%       1.05%           1.28%
Ratio of net investment income to average net assets
  before fee waivers and expense reimbursements**  .       1.21%      1.02%       1.38%      2.41%       1.05%           1.28%
Portfolio turnover rate  . . . . . . . . . . . . . .         78%        25%         27%        18%         13%             42%


BABSON-STEWART IVORY INTERNATIONAL FUND

Condensed data for a share of capital stock                               Years Ended June 30,
outstanding throughout each year.                          2003       2002        2001       2000        1999
--------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period . . . . . . . .   $  13.74   $  15.93   $   23.59   $  19.48   $   19.65
                                                       -------------------------------------------------------

  Income from investment operations:
    Net investment income (loss) . . . . . . . . . .       0.18      (0.13)      (0.03)     (0.04)       0.03
    Net gains (losses) on securities
      (both realized and unrealized) . . . . . . . .      (2.08)     (2.06)      (7.19)      4.45        0.66
                                                       -------------------------------------------------------
  Total from investment operations . . . . . . . . .      (1.90)     (2.19)      (7.22)      4.41        0.69
                                                       -------------------------------------------------------

  Less distributions:
    Dividends from net investment income . . . . . .      (0.09)         -           -          -       (0.04)
    Distributions from capital gains . . . . . . . .          -          -       (0.44)     (0.30)      (0.82)
    Return of capital  . . . . . . . . . . . . . . .      (0.67)         -           -          -           -
                                                       -------------------------------------------------------
  Total distributions: . . . . . . . . . . . . . . .      (0.76)         -       (0.44)     (0.30)      (0.86)
                                                       -------------------------------------------------------
Net asset value, end of period . . . . . . . . . . .   $  11.08   $  13.74   $   15.93   $  23.59   $   19.48
                                                       =======================================================
Total return*  . . . . . . . . . . . . . . . . . . .    (13.97%)   (13.72%)    (30.97%)     22.64%       3.76%
                                                       -------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)  . . . . . .   $     12   $     18   $      51   $     85   $      89
Ratio of expenses to average net assets**  . . . . .       1.27%      1.65%       1.23%      1.24%       1.23%
Ratio of expenses to average net assets before
  fee waivers and expense reimbursements** . . . . .       1.46%      1.65%       1.23%      1.24%       1.23%
Ratio of net investment income
  to average net assets**  . . . . . . . . . . . . .       1.11%    (0.54%)     (0.15%)    (0.06%)       0.24%
Ratio of net investment income to average net assets
  before fee waivers and expense reimbursements**  .       0.92%    (0.54%)     (0.15%)    (0.06%)       0.24%
Portfolio turnover rate  . . . . . . . . . . . . . .         69%        48%         49%        47%         51%

*    Total return not annualized for periods less than one full year

**   Annualized for periods less than one full year


--------------------------------------------------------------------------------
SEPTEMBER 30, 2003                                                            15
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

BABSON BOND TRUST - PORTFOLIO L

                                                                                              Seven Months
                                                                                                 Ended       Year Ended
Condensed data for a share of capital stock                   Years Ended June 30,              June 30,    November 30,
outstanding throughout each year.                       2003    2002(a)      2001      2000       1999          1998
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period . . . . . . . .   $ 1.53   $  1.54   $    1.48   $ 1.52   $    1.59   $        1.56
                                                       ------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss) . . . . . . . . . .     0.08      0.08        0.09     0.09        0.05            0.09
    Net gains (losses) on securities
      (both realized and unrealized) . . . . . . . .     0.05     (0.01)       0.06    (0.04)      (0.07)           0.03
                                                       ------------------------------------------------------------------
  Total from investment operations . . . . . . . . .     0.13      0.07        0.15     0.05       (0.02)           0.12
                                                       ------------------------------------------------------------------

  Less distributions:
    Dividends from net investment income . . . . . .    (0.08)    (0.08)      (0.09)   (0.09)      (0.05)          (0.09)
    Distributions from capital gains . . . . . . . .        -         -           -        -           -               -
                                                       ------------------------------------------------------------------
  Total distributions: . . . . . . . . . . . . . . .    (0.08)    (0.08)      (0.09)   (0.09)      (0.05)          (0.09)
                                                       ------------------------------------------------------------------
Net asset value, end of period . . . . . . . . . . .   $ 1.58   $  1.53   $    1.54   $ 1.48   $    1.52   $        1.59
                                                       ==================================================================
Total return*  . . . . . . . . . . . . . . . . . . .     8.47%     4.81%      10.45%    3.54%     (1.16%)           8.13%
                                                       ==================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)  . . . . . .   $   86   $    92   $      97   $  100   $     121   $         128
Ratio of expenses to average net assets**  . . . . .     0.98%     0.98%       0.98%    0.98%       0.97%           0.97%
Ratio of expenses to average net assets before
  fee waivers and expense reimbursements** . . . . .     1.02%     0.98%       0.98%    0.98%       0.97%           0.97%
Ratio of net investment income
  to average net assets**  . . . . . . . . . . . . .     4.95%     5.25%       5.98%    6.14%       5.73%           5.93%
Ratio of net investment income to average net assets
  before fee waivers and expense reimbursements**  .     4.91%     5.25%       5.98%    6.14%       5.73%           5.93%
Portfolio turnover rate  . . . . . . . . . . . . . .       44%       61%         38%      26%         38%             43%


BABSON BOND TRUST - PORTFOLIO S

                                                                                              Seven Months
                                                                                                 Ended       Year Ended
Condensed data for a share of capital stock                   Years Ended June 30,              June 30,    November 30,
outstanding throughout each year.                       2003    2002(a)      2001      2000       1999          1998
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period . . . . . . . .   $ 9.61   $  9.66   $    9.35   $ 9.60   $    9.91   $        9.78
                                                       ------------------------------------------------------------------

  Income from investment operations:
    Net investment income (loss) . . . . . . . . . .     0.49      0.54        0.59     0.58        0.33            0.58
    Net gains (losses) on securities
      (both realized and unrealized) . . . . . . . .     0.27     (0.04)       0.31    (0.25)      (0.31)           0.13
                                                       ------------------------------------------------------------------
  Total from investment operations . . . . . . . . .     0.76      0.50        0.90     0.33        0.02            0.71
                                                       ------------------------------------------------------------------

  Less distributions:
    Dividends from net investment income . . . . . .    (0.49)    (0.55)      (0.59)   (0.58)      (0.33)          (0.58)
    Distributions from capital gains . . . . . . . .        -         -           -        -           -               -
                                                       ------------------------------------------------------------------
  Total distributions: . . . . . . . . . . . . . . .    (0.49)    (0.55)      (0.59)   (0.58)      (0.33)          (0.58)
                                                       ------------------------------------------------------------------
Net asset value, end of period . . . . . . . . . . .   $ 9.88   $  9.61   $    9.66   $ 9.35   $    9.60   $        9.91
                                                       ==================================================================
Total return*  . . . . . . . . . . . . . . . . . . .     8.05%     5.21%       9.85%    3.55%       0.15%           7.47%
                                                       ==================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)  . . . . . .   $   32   $    31   $      30   $   30   $      37   $          38
Ratio of expenses to average net assets**  . . . . .     0.68%     0.68%       0.68%    0.68%       0.67%           0.67%
Ratio of expenses to average net assets before
  fee waivers and expense reimbursements** . . . . .     1.04%     0.98%       0.98%    0.98%       0.97%           0.97%
Ratio of net investment income
  to average net assets**  . . . . . . . . . . . . .     4.98%     5.32%       6.16%    6.12%       5.75%           5.90%
Ratio of net investment income to average net assets
  before fee waivers and expense reimbursements**  .     4.62%     5.02%       6.46%    6.42%       6.05%           6.20%
Portfolio turnover rate  . . . . . . . . . . . . . .       43%       63%         39%      35%         54%             60%

(a) As required, effective July 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by less than 1/2 of a cent for each Fund, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent for each Fund, and decrease the ratio of net investment income to average net assets from 5.37% to 5.25% for Babson Bond Trust - Portfolio L and from 5.52% to 5.32% for Babson Bond Trust - Portfolio S. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.
*    Total return not annualized for periods less than one full year
**   Annualized for periods less than one full year


--------------------------------------------------------------------------------
16                                                       BABSON FUNDS PROSPECTUS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------

BABSON MONEY MARKET FUND(a)

Condensed data for a share of capital stock                         Years Ended June 30,
outstanding throughout each year.                       2003     2002       2001      2000     1999
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period . . . . . . . .   $ 1.00   $ 1.00   $    1.00   $ 1.00   $ 1.00
                                                       ----------------------------------------------

  Income from investment operations:
    Net investment income (loss) . . . . . . . . . .     0.01     0.02        0.05     0.05     0.04
                                                       ----------------------------------------------

  Less distributions:
    Dividends from net investment income . . . . . .    (0.01)   (0.02)      (0.05)   (0.05)   (0.04)
                                                       ----------------------------------------------
Net asset value, end of period . . . . . . . . . . .   $ 1.00   $ 1.00   $    1.00   $ 1.00   $ 1.00
                                                       ==============================================
Total return*  . . . . . . . . . . . . . . . . . . .     0.56%    1.55%       5.13%    4.97%    4.38%
                                                       ==============================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)  . . . . . .   $   32   $   38   $      40   $   39   $   39
Ratio of expenses to average net assets**  . . . . .     0.91%    0.93%       0.90%    0.88%    0.88%
Ratio of expenses to average net assets before
  fee waivers and expense reimbursements** . . . . .     1.02%    0.93%       0.90%    0.88%    0.88%
Ratio of net investment income
  to average net assets**  . . . . . . . . . . . . .     0.58%    1.56%       5.01%    4.86%    4.30%
Ratio of net investment income to average net assets
  before fee waivers and expense reimbursements**  .     0.47%    1.56%       5.01%    4.86%    4.30%


BABSON TAX-FREE INCOME FUND(b)

Condensed data for a share of capital stock                         Years Ended June 30,
outstanding throughout each year.                       2003     2002       2001      2000     1999
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period . . . . . . . .   $ 9.14   $ 8.96   $    8.62   $ 8.91   $ 9.22
                                                       ----------------------------------------------

  Income from investment operations:
    Net investment income (loss) . . . . . . . . . .     0.35     0.36        0.37     0.39     0.40
    Net gains (losses) on securities
      (both realized and unrealized) . . . . . . . .     0.44     0.18        0.38    (0.21)   (0.24)
                                                       ----------------------------------------------
  Total from investment operations . . . . . . . . .     0.79     0.54        0.75     0.18     0.16
                                                       ----------------------------------------------

  Less distributions:
    Dividends from net investment income . . . . . .    (0.35)   (0.36)      (0.37)   (0.39)   (0.40)
    Distributions from capital gains . . . . . . . .    (0.01)       -       (0.04)   (0.08)   (0.07)
                                                       ----------------------------------------------
  Total distributions: . . . . . . . . . . . . . . .    (0.36)   (0.36)      (0.41)   (0.47)   (0.47)
                                                       ----------------------------------------------
Net asset value, end of period . . . . . . . . . . .   $ 9.57   $ 9.14   $    8.96   $ 8.62   $ 8.91
                                                       ==============================================
Total return*  . . . . . . . . . . . . . . . . . . .     8.82%    6.12%       8.89%    2.18%    1.70%
                                                       ==============================================

Ratios/Supplemental Data:
Net assets, end of period (in millions)  . . . . . .   $   39   $   36   $      35   $   24   $   26
Ratio of expenses to average net assets**  . . . . .     0.99%    0.99%       1.00%    1.01%    1.03%
Ratio of expenses to average net assets before
  fee waivers and expense reimbursements** . . . . .     1.04%    0.99%       1.00%    1.01%    1.03%
Ratio of net investment income
  to average net assets**  . . . . . . . . . . . . .     3.73%    3.96%       4.19%    4.53%    4.36%
Ratio of net investment income to average net assets
  before fee waivers and expense reimbursements**  .     3.68%    3.96%       4.19%    4.53%    4.36%
Portfolio turnover rate  . . . . . . . . . . . . . .       15%      12%         27%      48%       9%

(a) The financial highlights for the Babson Money Market Fund as set forth herein evaluate the historical financial highlights of the Prime Portfolio. The assets of the Federal Portfolio were acquired by the Prime Portfolio on October 31, 2000.

(b) The financial highlights for the Babson Tax-Free Income Fund as set forth herein evaluate the historical financial highlights of the Portfolio L. The assets of the Portfolio S were acquired by the Portfolio L on October 31, 2000.

*    Total return not annualized for periods less than one full year

**   Annualized for periods less than one full year


--------------------------------------------------------------------------------
SEPTEMBER 30, 2003                                                            17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

NO LOAD FUNDS
-    There are no sales commissions or Rule 12b-1 distribution fees.

HOW TO BUY SHARES (see accompanying chart on page 22 for details)
-    By phone, internet, mail or wire;
-    Through Automatic Monthly Investments; and,
-    Through exchanges from another Babson Fund.

MINIMUM INITIAL INVESTMENT
-    $1,000 for regular accounts;
-    $250 for IRA and Uniform Transfer/Gifts to Minors Accounts;
-    $100 with Automatic Monthly Investments; or,
- $1,000 for exchanges from another Babson Fund ($100 for IRAs and Uniform Transfer/Gifts to Minors Accounts).

MINIMUM ADDITIONAL INVESTMENT
-    $100 by phone, internet or mail;
-    $1,000 by wire;
-    $50 for Automatic Monthly Investments; and,
- $1,000 for exchanges from another Babson Fund ($100 for IRAs and Uniform Transfer/Gifts to Minors Accounts).

AUTOMATIC MONTHLY INVESTMENTS

Automatic Monthly Investments are processed through an automated clearing house ("ACH") whereby an agreed amount is credited to or debited from a shareholder's preidentified bank account.

MINIMUM ACCOUNT SIZE

You must maintain a minimum account value equal to the current minimum initial investment, which is $1,000 for regular shareholder accounts. If your account falls below a minimum due to redemptions and not market action, the Funds may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Funds contact you, the Funds may close the account and send your money to you or begin charging you a Fee for remaining below the minimum account size.


HOW TO REDEEM SHARES

You may withdraw from your Fund's account at any time in the following amounts:
-    Any amount for redemptions requested by mail;
-    Any amount up to and including $50,000 for Fund web site redemptions;
- $1,000 or more for redemptions wired to a bank or similar account ($10 fee);
- $50 or more for redemptions by a systematic redemption plan (there may be a fee);
-    $1,000 or more for exchanges to another Babson Fund;
- $100 or more for redemptions by automatic monthly exchange to another Babson Fund;
- $100 or more via ACH; there is no fee but proceeds may take 3-5 business days to reach your account; and,
- Up to $50,000 by telephone (you must first request this option in writing with a signature guarantee).


SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call 1-800-4-BABSON (1-800-422-2766) for more information:
-    Uniform Transfers/Gifts to Minors Accounts.
-    Transfer on Death ("TOD") Accounts.
-    Accounts for corporations, partnerships and retirement plans.
-    Coverdell Education Savings accounts.
-    Traditional IRA accounts.
-    Roth IRA accounts.
-    Simplified Employee Pensions ("SEP's").


--------------------------------------------------------------------------------
18                                                       BABSON FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW SHARE PRICE IS DETERMINED

Shares of the Funds are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment (or redemption) order is received by the Funds in good order. In the case of certain institutions, which have made satisfactory payment or redemption arrangements with the Funds, orders will be processed at the net asset value per share next effective after receipt by that institution.

The net asset value is calculated by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share (except for the Money Market Fund) is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Funds are open for business (generally the same days that the New York Stock Exchange is open for unrestricted trading). The net asset value per share for the Money Market Fund is computed at 1:00 p.m. (Eastern Time) on the same days as the other Funds. The Funds are generally closed on weekends, national holidays and Good Friday.

Securities for which market quotations are readily available and reflective of market value will be valued at the market value. For example, each security owned by a Fund that is listed on a securities exchange generally is valued at its last sale price on that exchange on the date as of which Fund assets are valued. Lacking sales, the security generally is valued as the mean between the last current closing bid and asked prices. Where the security is listed on more than one exchange, a Fund generally will use the price on the exchange that it considers to be the principal exchange for the security. An unlisted security for which over-the-counter market quotations are readily available generally is valued at the mean between the last current bid and asked prices. However, when market quotations are not readily available for a security or other asset, it will be valued at fair value pursuant to procedures approved by the Board of Directors. Circumstances in which fair valuation is used may include, but will not necessarily include, when trading has been suspended under circumstances suggesting that the last quoted sale price is not indicative of market value and when a significant event has occurred subsequent to the close of trading on a non-U.S. exchange or market on which a security owned by a Fund is principally traded, but prior to the time of the Fund's NAV calculation, which reasonably can be expected to affect the value of the security. Examples of significant events may include, but will not necessarily include, an announcement by the issuer, a creditor, or a government body, political or economic events, natural disasters, or significant fluctuations in key markets that occurring after the close of the security's principal market. For a Fund that invests in securities that are primarily listed on foreign exchanges, which may trade on weekends or other days that the Funds are not open for business, the value of its holdings may fluctuate on days when shareholders are not able to purchase or redeem shares in the Fund. To help price its securities, a Fund may use pricing services.

Short-term instruments maturing within 60 days may be valued at amortized cost. The Money Market Fund values assets on the basis of amortized cost.


DISTRIBUTIONS AND TAXES

DISTRIBUTIONS - Bond Trust, Tax-Free Income Fund and Money Market Fund - At the end of each day, the Funds declare dividends from their net investment income. These dividends are payable to those who were shareholders of record at the end of the previous business day. On the last day of the month, all dividends declared during that month are credited to the accounts of those shareholders. Distributions from capital gains, if any, will be declared annually by December 31.

Shares begin earning income on the day following the effective date of purchase. Income earned by a Fund on weekends, holidays and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. However, on month-end such dividend is declared as of the last day of the month.

Value Fund - The Value Fund pays shareholder distributions from its net investment income quarterly, usually in March, June, September and December. Distributions from any net capital gains that it has realized on the sale of securities will be declared and paid semiannually, usually in June and December.

Enterprise Fund, Enterprise Fund II, Growth Fund, Shadow Stock Fund and International Fund - Each Fund pays shareholder distributions from net investment income and from net capital gains that it has realized on the sale of the securities, if any, semiannually, usually in June and December.

Your distributions will be reinvested automatically in additional shares of the same Fund, unless you have elected on your original application, or by written instructions filed with the Funds, to have them paid in cash ($10.00 minimum check amount).


--------------------------------------------------------------------------------
SEPTEMBER 30, 2003                                                            19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

We automatically reinvest all dividends under $10.00 in additional shares of the same Fund. There are no fees or sales charges on reinvestments.

TAX CONSIDERATIONS - In general, if you are a taxable investor, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of a Fund or receive them in cash. Distributions of net investment income and any net short-term capital gains are taxable as ordinary income. Any long-term capital gains, which a Fund distributes as net long-term capital gains, will be taxable to you as long-term capital gains no matter how long you have owned your shares. If you invest in a Fund shortly before it makes a distribution, you may receive some or all of your investment back in the form of a taxable distribution.

A portion of the distributions paid by the Funds that invest in stocks may be eligible for the corporate dividends received deduction and/or the maximum 15% individual taxpayer rate on qualified dividends to the extent that the Funds earn income from dividends that would qualify for such treatment. There is a more than 60 day holding period requirement for both a Fund and shareholders with respect to dividends qualified for the maximum 15% rate (and a similar 46 day holding period for the corporate dividends received deduction).

When you sell your shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Babson Fund is the same as a sale. Because the Money Market Fund expects to maintain a $1.00 net asset value per share, investors should not have any gain or loss on the sale of such shares.

Fund distributions and gains from the sale or exchange of your shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Any foreign taxes paid by the Babson-Stewart Ivory International Fund on its investments may be passed through to you as a foreign tax credit. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

Distributions from the Tax-Free Income Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. The Fund, however, may invest a portion of its assets in securities that pay income that is not tax-exempt. Exempt-interest dividends paid by the Tax-Free Income Fund are taken into account when determining the taxable portion of an investor's social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds will be a preference item when determining an investor's alternative minimum tax.

Exempt-interest dividends from interest earned on municipal securities of a state, or of its political subdivisions, generally will be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on investments in municipal securities of other states. Many states do, however, grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

BACKUP WITHHOLDING - By law, the Funds must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Funds also must withhold if the IRS instructs them to do so. When withholding is required, the amount will be 28% of your taxable distributions or redemption proceeds.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process transaction requests unless they are properly completed as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies. If you wish to purchase (or redeem) shares of a Babson Fund through a broker, a fee may be charged by that broker, whereas you may contact the Fund directly and avoid this fee. In addition, you may be subject to other policies or restrictions of the broker such as higher minimum account value, etc.

PURCHASES - We may reject orders when not accompanied by payment or when in the best interest of the Funds or its shareholders.

REDEMPTIONS - We try to send proceeds as soon as practical. We cannot accept requests that contain special conditions or effective dates. Examples may include a certified copy of a death certificate or a divorce decree. We may request additional


--------------------------------------------------------------------------------
20                                                       BABSON FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

documentation to ensure that a request is genuine. If your redemption request is more than $250,000, we may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed. If you receive securities instead of cash, you may incur brokerage costs when converting into cash.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Withdrawal by Draft ("check") is limited to open account shares of the Babson Money Market Fund. Draft amounts may range from $500 to $100,000.

REDEMPTION FEE - The Babson Enterprise Fund, Babson Enterprise Fund II and Shadow Stock Funds impose, for shares purchased on or after February 1, 2003, a redemption of 2% of the value of such shares when redeemed or exchanged within 180 days of the purchase. The redemption fee does not apply to shares of these Funds purchased on or before January 31, 2003, and it does not apply to shares purchased through reinvested distributions (dividends and capital gains) or through 401(k) and other employer-sponsored retirement plans (excluding IRA and other one-person retirement plans). Each of these Funds will retain any redemption fees to help cover transaction and tax costs that result from selling securities to meet short-term investor redemption requests. For purposes of calculating the holding period, the Funds will employ the "first in, first out" method, which assumes that the shares sold or exchanged are the ones held the longest. The redemption fee will be deducted from the proceeds that result from the order to sell or exchange.

MARKET TIMERS - The Funds may refuse to sell shares to market timers. You will be considered a market timer if you (i) request a redemption of Fund shares within ninety days of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

SIGNATURE GUARANTEES - You can get a signature guarantee from most banks, credit unions, savings & loans, or securities dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:
- A redemption check sent to a different payee, bank or address than we have on file;
- A redemption check mailed to an address that has been changed within the last 30 days;
-    A redemption for more than $50,000 or more in writing; and,
-    A change in account registration or redemption instructions.

CORPORATIONS, TRUSTS AND OTHER ENTITIES - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

EXCHANGES TO ANOTHER FUND - You must meet the minimum investment requirement of the Fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the Prospectus of the Fund being purchased. Call us for a free copy.

TELEPHONE/INTERNET SERVICES - During periods of increased market activity, you may have difficulty reaching the Funds by telephone. If this happens, contact the Funds by mail or by accessing the Funds' web site, www.babsonfunds.com, on the world wide web. The Funds may refuse a telephone request, including a request to redeem shares of a Fund. The Funds will use reasonable procedures to confirm that telephone or Fund web site instructions are genuine. If such procedures are followed, neither the Funds nor any persons or entity that provides services to the Babson Funds will be liable for any losses due to unauthorized or fraudulent instructions. The Funds reserve the right to limit the frequency or the amount of telephone redemption requests.

SHAREHOLDER INFORMATION - To help lower the impact of operating costs, the Funds attempt to eliminate mailing duplicate documents to the same address. When two or more Babson Fund shareholders have the same last name and address, the Funds may send only one prospectus, annual report, semiannual report, general information statement or proxy to that address rather than mailing separate documents to each shareholder. Shareholders may opt out of this single mailing at any time by calling the Babson Funds, 1-800-422-2766, and requesting the additional copies of Fund documents.


--------------------------------------------------------------------------------
SEPTEMBER 30, 2003                                                            21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONDUCTING BUSINESS WITH THE BABSON FUNDS

BY PHONE OR INTERNET

1-800-4-BABSON
(1-800-422-2766)
www.babsonfunds.com

You must authorize each type of telephone transaction on your account application or the appropriate form. All account owners must sign. If you call, the Funds' representative may request personal identification and tape record the call.

HOW TO OPEN AN ACCOUNT

If you already have an account with us and you have authorized telephone/on-line exchanges, you may open an account in another Babson Fund ($1,000 minimum). The names and registrations on the accounts must be identical.

HOW TO ADD TO AN ACCOUNT

You may make additional investments ($100 minimum) by telephone/on-line. After the Funds receive and accept your request, the Funds will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Funds and the participating banks.

HOW TO SELL SHARES

You may withdraw any amount up to $50,000 by telephone/on-line, provided that you have previously registered for this service. The Funds will send proceeds only to the address of record, via ACH or by wire. You must provide the Fund's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed.

HOW TO EXCHANGE SHARES

You may exchange existing shares ($1,000 minimum or the initial minimum Fund requirement) for shares in another Babson Fund that have been held in open account for 15 days or more.

All account owners are automatically granted telephone/on-line exchange privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the Babson Funds.

--------------------------------------------------------------------------------

BY MAIL

INITIAL PURCHASES, REDEMPTIONS AND ALL CORRESPONDENCE:
The Babson Fund Group
P.O. Box 219757
Kansas City, MO 64121-9757

REGISTERED/OVERNIGHT MAIL:
The Babson Fund Group
c/o BFDS
330 W. 9th St.
Kansas City, MO 64105

SUBSEQUENT PURCHASES:
The Babson Fund Group
P.O. Box 219779
Kansas City, MO 64121-9779

HOW TO OPEN AN ACCOUNT

Complete and sign the application that accompanies this Prospectus. Your initial investment must meet the account minimum requirement. Make your check payable to Babson Funds and be sure to indicate the name of the Fund in which you are investing.

HOW TO ADD TO AN ACCOUNT

Make your check ($100 minimum) payable to Babson Funds and mail it to the Funds. Always identify your account number or include the detachable investment stub (from

HOW TO SELL SHARES

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. The Funds will send money only to the address of record.

HOW TO EXCHANGE SHARES

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the name of the Babson Fund into which the amount is being transferred.


--------------------------------------------------------------------------------
22                                                       BABSON FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BY WIRE

UMB Bank, n.a.
Kansas City, Missouri
     ABA #101000695
For __________________Fund
     AC = 9870326213

Please provide:
Your account number and account name

HOW TO OPEN AN ACCOUNT

First, contact the Funds by phone to receive your account number. You must then complete an application and send it to the Funds via facsimile. After confirming receipt with the Funds, contact your bank to send money via wire (you must include the Funds' banking instructions and your account number). Mail your original application to the Babson Fund Group.

HOW TO ADD TO AN ACCOUNT

Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the name of the Babson Fund in which you are purchasing shares. You should notify the Funds by telephone that you have sent a wire purchase order to Wells Fargo.

HOW TO SELL SHARES

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If your written request is received before 4:00 P.M. (Eastern Time) the Funds will normally wire the money on the following business day. If the Funds receive your request after 4:00 P.M. (Eastern Time), the Funds will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

HOW TO EXCHANGE SHARES

Not applicable.

--------------------------------------------------------------------------------

THROUGH AUTOMATIC TRANSACTION PLANS

You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

HOW TO OPEN AN ACCOUNT

Not applicable.

HOW TO ADD TO AN ACCOUNT

Automatic Monthly Investment:

You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. The Funds will draft your checking account on the same day each month in the amount you authorize via ACH.

HOW TO SELL SHARES

Systematic  Redemption Plan:

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A maximum fee of $1.50 may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. The Funds will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

HOW TO EXCHANGE SHARES

Monthly Exchanges:

You may authorize monthly exchanges from your account ($100 minimum) to another Babson Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.


--------------------------------------------------------------------------------
SEPTEMBER 30, 2003                                                            23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BABSON FUNDS NOTICE OF PRIVACY POLICY & PRACTICES

Please read this Privacy Policy carefully. It has information about our policies for the collection use, disclosure and protection of information we collect and maintain about you.


WHERE WE GET INFORMATION

Most of the information we collect about you comes directly from you - for example, the answers you provide on your new account form. Information may also come from other applications, agreements or forms that you complete in order to receive our products and services. In addition, we maintain records of each of your transactions and holdings at Jones & Babson.

We also may receive information about you from companies affiliated with Jones & Babson. We are part of a family of companies known as RBC , comprised of Royal Bank of Canada and its subsidiaries. RBC is one of the largest providers of financial products and services in the world. If you are a client of another RBC company, we may receive information about you from that source.

In addition, we may obtain information about you from a consumer-reporting agency or from other parties (for example, your credit history or other facts relating to creditworthiness).


HOW THAT INFORMATION IS SHARED WITH THIRD PARTIES

We do not sell information about our clients. We only provide information about current or former clients to parties outside of the RBC family in the following ways:
- As necessary to process your business. For example, we provide your account and transactional information to the company that prints your account statement. Service companies in this category are prohibited by agreement from using information about you except for the narrow purpose for which we gave it to them.
- To companies who perform services on our behalf or with whom we have joint marketing agreements. A company performing services on our behalf would include, for example, a company that assists in a broad mailing of materials advertising our products or services. A joint marketing agreement is one where another financial institution offers a product or service jointly with Jones & Babson. These institutions, like those in the previous category, must limit their use of the information to the purpose for which it was provided.
- Where required or permitted by law or regulation. Examples include response to a subpoena, court order or regulatory demand.
- As authorized by you. You may direct us, for example, to send your account statements and confirms to a third party.


HOW THAT INFORMATION IS SHARED AMONG RBC COMPANIES

We do not share information about you with other RBC companies without your consent, except within circumstances permitted by law. These include institutional risk management purposes, the sharing of aggregate data that does not identify a particular client, and joint marketing as described above.


CONFIDENTIALITY AND SECURITY

We consider all information we have about you to be confidential, including the fact that you are a Jones & Babson client (unless you tell us otherwise). Your information will only be handled in the manner described in this policy. Within Jones & Babson, we restrict access to information about you to those employees and authorized agents who need to know that information in order to provide products or services to you or for institutional risk management purposes. We maintain physical, electronic and procedural safeguards that comply with federal standards to maintain the confidentially of your information.

You may have other questions about how we respect your financial privacy. Please feel free to call the client service number in the mutual fund prospectus distributed by Jones & Babson.


                      This is not part of the Prospectus.


--------------------------------------------------------------------------------
24                                                       BABSON FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' annual and semiannual report to shareholders contain additional information about each of the Babson Fund's investments and are incorporated herein by reference. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Funds as shown below. You also may call the toll free number given below to request other information about the Funds and to make shareholder inquiries.

You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (202-942-8090) or by accessing the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102, or by sending an e-mail request to publicinfo@sec.gov.
                                  ------------------

INVESTMENT COMPANY ACT FILE NUMBERS
811-3823  Enterprise Fund       811-6258  Enterprise Fund II  811-901  Growth Fund  811-5218  Shadow Stock Fund
811-4114  Value Fund            811-5386  International Fund  811-495  Bond Trust   811-2963  Money Market Fund
811-2948  Tax-Free Income Fund




                                  BABSON FUNDS


                    90 S. 7th Street, Minneapolis, MN 55402


                                 1-800-4-BABSON
                                (1-800-422-2766)

                              www.babsonfunds.com


BABSON FUNDS
90 S. 7th Street
Minneapolis, MN 55402

                          BABSON ENTERPRISE FUND, INC.
                             D.L. BABSON BOND TRUST
                         BABSON ENTERPRISE FUND II, INC.
                       D.L. BABSON MONEY MARKET FUND, INC.
                        DAVID L. BABSON GROWTH FUND, INC.
                     D.L. BABSON TAX-FREE INCOME FUND, INC.
                             SHADOW STOCK FUND, INC.
                             BABSON VALUE FUND, INC.
                  BABSON-STEWART IVORY INTERNATIONAL FUND, INC.



                       STATEMENT OF ADDITIONAL INFORMATION

                                OCTOBER 31, 2003




This Statement of Additional Information is not a Prospectus but should be read in conjunction with the Funds' current combined Prospectus dated October 31, 2003. To obtain the Prospectus, an Annual Report to Shareholders or a Semiannual Report to Shareholders, free of charge, please call the Babson Funds toll-free at 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area (816) 751-5900.
Certain information from the Annual Report is incorporated by reference into this Statement.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----


Introduction . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Information about the Funds' Investments . . . . . . . . . . . . . . . .    3

Performance Measures . . . . . . . . . . . . . . . . . . . . . . . . . .    20

How the Funds' Shares are Distributed. . . . . . . . . . . . . . . . . .    27

Purchasing and Selling Shares. . . . . . . . . . . . . . . . . . . . . .    28

Management of the Funds. . . . . . . . . . . . . . . . . . . . . . . . .    32

Proxy Voting Policies  . . . . . . . . . . . . . . . . . . . . . . . . .    43

Distributions and Taxes. . . . . . . . . . . . . . . . . . . . . . . . .    47

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .    50

General Information and History. . . . . . . . . . . . . . . . . . . . .    50

Other Jones & Babson Funds . . . . . . . . . . . . . . . . . . . . . . .    51

Appendix A-Ratings Information . . . . . . . . . . . . . . . . . . . . .    52

Appendix B-Proxy Voting Policy . . . . . . . . . . . . . . . . . . . . .    52

                                  INTRODUCTION

The Babson Enterprise Fund, Inc., the Babson Enterprise Fund II, Inc., the David
L. Babson Growth Fund, Inc., the Shadow Stock Fund, Inc., the Babson Value Fund, Inc., the Babson-Stewart Ivory International Fund, Inc., the D.L. Babson Trust, the D.L. Babson Money Market Fund, Inc. and the D.L. Babson Tax-Free Income Fund, Inc. (hereafter the "Funds" or a "Fund") are each classified as open end, diversified management investment companies under the Investment Company Act of 1940 as amended (the "1940 Act"). This classification means that the assets of the Funds are invested in a diversified portfolio of securities and the Funds operate as mutual funds, allowing shareholders to buy and sell shares, as described in the Funds' Prospectus. This Statement of Additional Information ("SAI") supplements the information contained in the Funds' Prospectus dated September 30, 2003.

                    INFORMATION ABOUT THE FUNDS' INVESTMENTS

Investment Objectives, Policies and Risks. Generally, the policies and restrictions discussed in this SAI and in the Prospectus apply when a Fund makes an investment. In most cases, a Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of the security will not be considered a violation of the restriction or limitation.

Babson Enterprise Fund and Babson Enterprise Fund II. Since the Babson Enterprise Fund and the Babson Enterprise Fund II's focus is on smaller companies, the overall income return on these Funds may be low. Smaller companies frequently need to retain all or most of their profits to finance their growth and will pay small dividend yields, or none. If the companies are successful, the plow-back of earnings and internal financing of growth without the need to issue additional shares should ultimately enhance the companies' per share earnings and dividend capability and should make their shares more attractive in the marketplace.

Effective July 1, 1999, the Babson Enterprise Fund was re-opened to new investors. This means that investors may open new accounts with the Fund through direct purchases, or through exchanges from any other Fund in the Babson Funds family. Investors whose accounts were open in 1992, when the Fund was closed to new investors, have been permitted to add to their accounts since that time.

Babson Growth Fund. The Fund generally defines "above average total return" as total return that is higher than return generated by traditional investment vehicles other than equity products, including but not limited to, passbook savings accounts, certificates of deposit, bonds, U.S. government securities and traditional insurance products, such as whole life policies and annuities. All assets of the Fund will be invested in marketable securities composed principally of common stocks and securities convertible into common stock. Necessary reserves will be held in cash or high-quality short-term debt obligations readily changeable to cash, such as treasury bills, commercial paper or repurchase agreements. The Fund reserves the freedom to invest in preferred stocks, high grade bonds or other defensive issues when, in management's judgment, economic and market conditions make such a course desirable. Normally, however, the Fund will maintain at least 80% of the portfolio in common stocks. Current yield is a secondary objective.

Shadow Stock Fund. The Fund defines "small stocks" to include stocks listed on the NYSE, AMEX and OTC stocks that have market capitalizations, at the time of initial purchase, of between $20 million and the capitalization that marks the point between the 8th and 9th deciles of the New York Stock Exchange (the "upper limit") and that have annual net profits of at least $1 million for the three most recent fiscal years. "Neglected stocks" are those that have below average institutional holdings and below average coverage by analysts and newsletters. The Fund's Manager and Investment Advisor currently define "neglected stocks" as meaning the fifty-percent of "small stocks" that have the least coverage by institutions and analysts. The Fund's Manager and Investment Advisor will use their judgment in determining the methods of measuring analyst and institutional interest. It is estimated that Shadow Stock Fund's portfolio will generally contain between 200-300 stocks at any one time.

It is the Fund's intention to maintain ownership of the Shadow Stocks approximately in proportion to their respective market capitalizations, but this approach may be departed from for any of the following reasons. First, acquisition of the shares of smaller companies is sometimes difficult without disrupting the supply/demand relationship and thereby increasing transaction costs. For this reason, shares of companies on the buy list may be purchased when opportunities for block trades present themselves even if purchases of such a company's stock would not otherwise be the highest priority on a market capitalization basis. Conversely, high priority shares might be avoided if they cannot be acquired at the time without disrupting the market. Second, the Fund will attempt to purchase shares in optimal lot sizes which precludes fine-tuning of the weighting. Third, the Fund's Manager and Investment Advisor take a long-term view and do not feel it prudent to constantly purchase and sell stocks for short-term balancing. Guideline relative weights will be reviewed in detail twice a year.

Shares of stock will be considered for elimination from the portfolio in the following basis: (1) on the basis of the $5 minimum price criterion (a stock will not be sold for this reason alone, but additional shares will not be purchased below $4 per share, which may result in a disproportionate representation in terms of ideal weighting, and it will be sold at the semiannual re-balancing if the stock is selling below $4 per share); (2) on the basis of profitability (a company's stock will be sold as soon as the Fund's Manager and Investment Advisor feel it is highly likely that there will be negative earnings in the current fiscal year); (3) on the basis of tenders or potential mergers (the Fund's Manager and Investment Advisor will use their judgment as to the best time to sell or tender); (4) on the basis of neglect (shares will be sold when the company has been beyond the Manager and Investment Advisor's criteria for a neglected stock for three successive semiannual evaluation periods); (5) on the basis of price to book value (stocks will be sold, at a semi-annual evaluation, when their price to book value exceeds two times the upper limit used to qualify for purchase); or (6) on the basis of capitalization a stock will be sold if, at a semiannual evaluation, either the market capitalization is twice the "upper limit" or below $10 million. In the case of portfolio companies whose capitalization has gone beyond the current maximum or minimum, the Fund's Investment Advisor may keep the portfolio weighting at the level appropriate for the current maximum or minimum. If proceeds beyond current liquid assets are necessary to meet redemptions, stocks not meeting current initial criteria will be liquidated first.

While the objectives of this Fund would favor a fully invested position in Shadow Stocks, the practicality of Fund management requires liquidity. An average of about 5% of the Fund's assets may be invested in cash or cash equivalents including: securities that are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities (such as U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by U.S. government agencies or instrumentalities that are backed by the full faith and credit of the U.S. Treasury or supported by the right of the issuer to borrow from the U.S. government), repurchase agreements, certificates of deposit, time deposits, commercial paper and other high quality short-term debt securities. The Fund may adopt a temporary defensive position by investing its assets in debt securities, such as money market obligations, including securities of the U.S. government and its agencies, high quality commercial paper, bankers' acceptances and repurchase agreements with banks and brokers for U.S. government securities.

Babson Value Fund. Under normal conditions, the Fund will invest at least 90% of its net assets in common stocks. In addition, the Fund intends to hold a small percentage of cash or high quality, short-term debt obligations for reserves to cover redemptions and unanticipated expenses.

Babson-Stewart Ivory International Fund. The Fund will look at such factors as the location of the company's assets, personnel, sales and earnings, to determine whether a company's primary business is carried on outside the United States. The Fund diversifies its investments among various countries and a number of different industries. The Fund is designed to provide investors with a diversified participation in international businesses. Over the years, some foreign businesses have been especially successful in their particular industries and some foreign stock markets have outperformed the American markets. Foreign securities markets do not always move in parallel with the U.S. securities markets, so investing in international securities can provide diversification advantages.

The Fund primarily invests in equity securities of seasoned companies that are listed on foreign stock exchanges, which the Investment Advisor considers to have attractive characteristics in terms of profitability, growth and financial resources. "Seasoned" and "established" companies are those companies that in the opinion of the Investment Advisor are known for the quality and acceptance of their products or services and for their ability to generate profits and in many cases pay dividends. The Fund may invest in fixed-income securities of foreign governments or companies when the Investment Advisor believes that prevailing market, economic, political or currency conditions warrant such investments. While most foreign securities are not subject to standard credit ratings, the Investment Advisor intends to select "investment grade" issues of foreign debt securities that are comparable to a Baa or higher rating by Moody's Investors Service, Inc. or a BBB or higher rating by Standard and Poor's Corporation based on available information, and taking into account liquidity and quality issues. Securities rated BBB or Baa are considered to be medium grade and may have speculative characteristics.

The Fund may also purchase American Depository Receipts ("ADRs"), which represent foreign securities traded on U.S. exchanges or in the over-the-counter market, European Depository Receipts ("EDRs"), and International Depository Receipts ("IDRs"), in bearer form, which are designed for use in European and other securities markets. The Fund may also invest in securities that are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited. When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Generally, the Fund does not intend to invest more than 35% of its total assets in any one particular country. The Fund, however, may, at times, temporarily invest a substantial portion of its assets in one or more of such countries if economic and business conditions warrant such investments, although it currently does not intend to do so to any principal extent. A developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries, and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries tend to be more volatile than those in developed countries. The Fund will not invest more than 20% of its total assets in companies located in developing countries.

Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities of established companies whose primary business is carried on outside of the United States and investment grade fixed income securities of foreign governments and foreign corporations. However, to meet the liquidity needs of the Fund or when the Fund believes that investments should be deployed in a temporary defensive position because of economic or market conditions, the Fund may invest all or a major portion of its assets in short-term debt securities denominated in U.S. dollars, including U.S. Treasury bills and other securities of the U.S. government and its agencies, bankers' acceptances, certificates of deposit, and repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers. The Fund may also hold cash and time deposits in foreign banks, denominated in any major foreign currency.

Investors should recognize that investing in foreign companies involves certain special considerations, which are not typically associated with investing in U.S. companies. Since the stocks of foreign companies are frequently denominated in foreign currencies and the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts that allow it to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. Exchanges. In addition, it is expected that the expenses of custodian arrangements of the Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the Fund's securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the nonrecovered portion of foreign withholding taxes will reduce the income received from the companies comprising the Fund's portfolio.

The value of the assets of the Babson-Stewart Ivory International Fund, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.

The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through the use of forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract will involve an obligation by the Fund to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days, from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Fund's portfolio securities or prevent loss if the prices of such securities should decline.

The Fund may enter into forward foreign currency exchange contracts only under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. The Fund will then enter into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying securities transaction; in this manner the Fund will be better able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the securities are purchased or sold and the date on which payment is made or received.

Second, when the Investment Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Investment Advisor does not intend to enter into such forward contracts under this second circumstance on a regular or continuous basis. The Fund will also not enter into such forward contracts or maintain a net exposure to such contracts when the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. The Investment Advisor believes that it is important to have flexibility to enter into such forward contracts when it determines that to do so is in the best interests of the Fund. The Fund's custodian bank segregates cash or equity or debt securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into under this second type of transaction. If the value of the securities segregated declines, additional cash or securities is added so that the segregated amount is not less than the amount of the Funds' commitments with respect to such contracts. Under normal circumstances, the Fund expects that any appreciation or depreciation on such forward exchange contracts will be approximately offset by the depreciation or appreciation in translation of the underlying foreign investment arising from fluctuations in foreign currency exchange rates. The Fund will recognize the unrealized appreciation or depreciation from the fluctuation in a foreign currency forward contract as an increase or decrease in the Fund's net assets on a daily basis, thereby providing an appropriate measure of the Fund's financial position and changes in financial position.

Babson Bond Trust. Babson Bond Trust will limit its investments in securities rated in the fourth classification (Baa and BBB) to a maximum of 25% of its assets, since these securities may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments.

The Portfolios may shorten or lengthen portfolio maturities as interest rates change. If the bond rating of a security purchased by a Portfolio is subsequently downgraded, the Portfolio will take any necessary steps designed to bring the Portfolio into compliance with its investment policies as soon as reasonably practicable. The Portfolios may also respond to adverse market, economic, political or other considerations by investing up to 100% of its assets in cash or short-term debt obligations for temporary defensive purposes.

Portfolio L holdings will generally have a duration of between 3.5 and 7 years (excluding short-term investments). Portfolio S holdings will generally have a duration of between 2 and 4 years (excluding short-term investments). Duration is a portfolio management tool used to determine the price sensitivity of an individual bond or portfolio of fixed income securities to a change in interest rates. Unlike maturity, which only states when the final payment is received, the duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. The Portfolios may include securities with maturities and durations outside these ranges. Portfolio L will typically have an expected dollar weighted average maturity of more than five years. Portfolio S will typically have an expected dollar weighted average maturity of five years or less. Portfolio L will typically have an expected average weighted maturity of approximately seven years and Portfolio S will have an expected average weighted maturity of approximately 4.5 years.

Babson Money Market Fund. To achieve its objectives the Fund may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity. This trading activity should not increase the Fund's expenses since there are normally no broker's commissions paid by the Fund for the purchase or sale of money market instruments. However, a markup or spread may be paid to a dealer from which the Fund purchases a security.

To assure compliance with the adopted procedures pursuant to Rule 2a-7 under the Investment Company Act of 1940, the Fund will only invest in U.S. dollar denominated securities with remaining maturities of 397 days or less, maintain the dollar weighted average maturity of the securities in the Fund's portfolio at 90 days or less and limit its investments to those instruments which the Directors of the Fund determine to present minimal credit risks and which are eligible investments under the rule. Babson Tax-Free Income Fund. The Fund will have substantially all of its assets invested in investment-grade municipal securities, the interest on which is deemed exempt from federal income tax (including the alternative minimum tax).

During periods of normal market conditions, the Fund will invest at least 80% of its net assets in municipal securities. The Fund may invest any remaining balance in taxable money market instruments on a temporary basis, if management believes this action would be in the best interest of shareholders. Included in this category are: obligations of the U.S., its agencies or instrumentalities; certificates of deposit; bankers' acceptances and other short-term debt obligations of U.S. banks with total assets of $1 billion or more; and commercial paper rated A-2 or better by Standard & Poor's Corp. ("S&P") or Prime-2 or better by Moody's Investors Services, Inc. ("Moody's"), or certain rights to acquire these securities.

The Fund reserves the right to deviate temporarily from this policy during extraordinary circumstances when, in the opinion of management, it is advisable to do so in the best interests of shareholders. At least 90% of the municipal bonds in the Fund will be rated at the time of purchase within the top three classifications of Moody's (Aaa, Aa and A), or by S&P (AAA, AA, and A). Any municipal bond backed by the full faith and credit of the federal government shall be considered to have a rating of AAA. Investments in short-term municipal obligations and notes are limited to those obligations which at the time of purchase: (1) are backed by the full faith and credit of the U.S.; or (2) are rated MIG-1, MIG-2 or MIG-3 by Moody's; or (3) if the notes are not rated, then the issuer's long-term bond rating must be at least A as determined by Moody's or by S&P. Short-term discount notes are limited to those obligations rated A-1 or A-2 by S&P, or Prime-1 or Prime-2 by Moody's or their equivalents as determined by the Fund's Board of Directors. With respect to short-term discount notes which are not rated, the issuer's long-term bond rating must be at least A by S&P or Moody's.

It is the policy of the Fund not to invest more than 25% of its assets in any one sector of municipal securities, except tax-exempt obligations that are backed by the U.S. government. Should the rating organizations used by the Fund cease to exist or change their systems, the Fund will attempt to use other comparable ratings as standards for its investments in municipal securities in accordance with its investment policies.

Municipal securities include bonds and other debt obligations issued by or on behalf of states, territories and possessions of the United States of America and the District of Columbia including their political subdivisions or their duly constituted authorities, agencies and instrumentalities, the interest on which is exempt from federal income tax.

Municipal securities are issued to obtain proceeds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, waterworks and sewer systems. Municipal securities also may be issued in connection with the refunding of outstanding obligations and obtaining funds to lend to other public institutions and facilities or for general operating expenses.

The two principal classifications of municipal bonds are "general obligation" and "revenue". General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax or other specific revenue source.

Tax-Free Income Fund. The Tax-Free Income Fund may invest in industrial development bonds, the interest from which is exempt from federal income tax. Under certain circumstances, "substantial users" of the facilities financed with such obligations or persons related to "substantial users" of the facilities financed with such obligations may be required to pay federal income tax on this otherwise exempted interest. Such persons should consult the Internal Revenue Code and their financial adviser to determine whether or not the Tax-Free Income Fund is an appropriate investment for them.

There are a variety of hybrid and special types of municipal obligations, as well as numerous differences in the security of municipal bonds, both within and between the two principal classifications of general obligation and revenue.

Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Also included in this category are Construction Loan Notes, Short-Term Discount Notes and Project Notes issued by a state or local housing agency but secured by the full faith and credit of the United States.

Yields on municipal securities depend on a variety of factors, such as the size of a particular offering, the maturity and the rating of the obligation, economic and monetary conditions, and conditions of the municipal securities market, including the volume of municipal securities available. Market values of municipal securities will vary according to the relation of their yields available. Consequently, the net asset value of the Fund and its shares can be expected to change as the level of interest rates fluctuates.

Municipal obligations, like all other debt obligations, carry a risk of default. Through careful selection and supervision, and concentration in the higher-quality investment grade issues, the Tax-Free Income Fund's management intends to reduce this risk. Prices of outstanding municipal securities will fluctuate with changes in the interest rates on new issues. Thus, the price of the Fund's shares will tend to increase as the rates on new issues decline, and decrease whenever the current rate is rising. Management will seek to minimize such share price fluctuation to the extent this can be achieved without detracting from the Fund's primary objective of the highest quality and maturity characteristics of the Fund.

Municipal securities are not traded as actively as other securities. Even though municipal securities will be redeemed at face value upon maturity, from time to time, when there has been no active trading in a particular Fund holding, its interim pricing for the purpose of the daily valuation of the Fund shares may have to be based on other sources of information and methods deemed fair and reasonable by the Fund's Board of Directors. One principal method that is commonly used by Funds and other investors who own municipal securities is called matrix pricing, a pricing methodology that groups similarly structured securities and applies the same relative price movements to the group.

From time to time, proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal was enacted, the availability of municipal securities for investment by the Fund would be adversely affected. In such event, the Fund would reevaluate its investment objective and policies and submit possible changes in the structure of the Fund for the consideration of the shareholders.

Cash Management. For purposes of, including but not limited to, meeting redemptions and unanticipated expenses, the Funds (except the Babson Money Market Fund) may invest a portion of their assets in cash or high-quality, short-term debt obligations readily changeable into cash such as:

     (1) Certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

     (2) Commercial paper of companies rated P-2/MIG-2 or higher by Moody's Investors Service, Inc. (Moody's) or A-2 or higher by Standard and Poor's Corporation (S&P), or if not rated by either Moody's or S&P, a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated A or higher by Moody's or A or higher by S & P;

     (3) Short-term debt securities which are non-convertible, which have one year or less remaining to maturity at the date of purchase and which are rated A or higher by Moody's or A or higher by S & P; and,

     (4) Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Deposit Insurance Corporation.

Repurchase Agreements. All the Funds may invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. A repurchase agreement involves the sale of securities to the Funds with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940, repurchase agreements are considered loans by the Funds.

The Funds will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Boards of Directors of the Funds. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of a Fund's net assets.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Funds may not be able to perfect its interest in the underlying securities. While the Funds' management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Concentration. None of the Funds will invest more than 25% of its assets in a single industry.

FUNDAMENTAL  INVESTMENT  RESTRICTIONS

In addition to the investment objective and portfolio management policies set forth in the Prospectus under the caption "Investment Objective and Principal Investment Strategies," the Funds are subject to certain other restrictions which may not be changed without approval of the lesser of: (1) at least 67% of the voting securities present at a meeting if the holders of more than 50% of the outstanding securities of the Fund are present or represented by proxy, or
(2)  more  than  50%  of  the  outstanding  voting  securities  of  the  Fund.

Babson Enterprise Fund, Babson Enterprise Fund II and Shadow Stock Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;
(2) engage in the purchase or sale of real estate or commodities or, with respect to Enterprise Fund II, futures contracts; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission, but not in excess of 5% of the Fund's assets, or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which including predecessors, have not had at least three years' continuous operations nor invest more than 25% of the Fund's assets in any one industry; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; or (15) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

Babson Growth Fund and Babson Value Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or
(b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission, but, with respect to the Growth Fund, not in excess of 5% of the Growth Fund's assets, or, for either Fund, pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other thanfederal, state, territorial, or local governments, or corporations, or authorities established thereby), which including predecessors, have not had at least three years' continuous operations nor, with respect to the Growth Fund, invest more than 25% of the Growth Fund's assets in any one industry; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others; or (14) invest in securities which are assessable or involve unlimited liability.

Babson-Stewart Ivory International Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the

Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin or sell securities short; (8) purchase shares of other investment companies except shares of closed-end investment companies, purchased in the open market at ordinary broker's commission, but not in excess of 5% of the Fund's assets, or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which including predecessors, have not had at least three years' continuous operations nor invest more than 25% of the Fund's assets in any one industry; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1;
(13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; or
(15) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

Babson Bond Trust will not: (1) purchase any investment security for credit or on margin, except such short-term credits as are necessary for the clearance of transactions; (2) participate on a joint or a joint-and-several basis in any trading account in securities; (3) sell any securities short; (4) borrow money, securities or other property in any event or for any purpose whatsoever, or issue any security senior to the shares authorized by the Trust Indenture; (5) lend money, securities or other assets of the Trust for any purpose whatsoever, provided, however, that the acquisition of any publicly distributed securities shall not be held or construed to be the making of a loan; (6) mortgage, pledge, hypothecate or encumber in any manner whatsoever any investment securities at any time owned or held by the Trust; (7) underwrite or participate in the underwriting of any securities; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) acquire any security issued by any issuer in which an officer, director or stockholder of such issuer is a Trustee of the Trust or an officer or director of a principal underwriter (as defined in the Investment Company Act of 1940) if after the purchase of such security one or more of the Trustees owns beneficially more than 1/2 of 1% of the capital stock of such issuer and such Trustees together own beneficially more than 5% of the capital stock of such issuer; (10) acquire any security of another issuer if immediately after and as a result of such acquisition the market value of such securities of such other issuer shall exceed 5% of the market value of the total assets of the Trust or the Trust shall own more than 10% of the outstanding voting securities of such issuer (this restriction does not apply to securities issued by the United States or any state, county or municipality thereof; (11) invest more than 25% of the value of its assets in any one industry; (12) engage in the purchase or sale of real estate or commodities; (13) invest in companies for the purpose of exercising control of management; or (14) purchase any securities which are subject to legal or contractual restrictions, i.e., restricted securities which may not be distributed publicly without registration under the Securities Act of 1933.

Babson Money Market Fund will not: (1) invest in equity securities or securities convertible into equities; (2) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities), if as a result, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in the securities of such issuer, or (b) the Fund would hold more than 10% of any class of securities of such issuer (for this purpose, all debts and obligations of an issuer maturing in less than one year are treated as a single class of securities); (3) borrow money in excess of 15% of its total assets taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes; the Fund will not borrow to increase income (leveraging) but only to facilitate redemption requests which might otherwise require untimely dispositions of Fund securities; the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income; (4) mortgage, pledge or hypothecate its assets except in an amount up to 15% (10% as long as the Fund's shares are registered for sale in certain states) of the value of its total assets but only to secure borrowings for temporary or emergency purposes; (5) issue senior securities, as defined in the Investment Company Act of 1940, as amended; (6) underwrite securities issued by other persons; (7) purchase or sell real estate, but this shall not prevent investment in obligations secured by real estate; (8) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (9) purchase securities on margin or sell short; (10) purchase or retain securities of an issuer if to the knowledge of the Fund's management those directors of the Fund, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer; (11) purchase or sell commodities or commodity contracts; (12) write or invest in put, call, straddle or spread options or invest in interests in oil, gas or other mineral exploration or development programs; (13) invest in companies for the purpose of exercising control; (14) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; (15) invest more than 5% of the value of its total assets at the time of investment in the securities of any issuer or issuers that have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities; or (16) purchase any securities that would cause more than 25% of the Fund's value of total net assets at the time of such purchase to be invested in any one industry.

There is no limitation with respect to investments in U.S. Treasury Bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

Babson Tax-Free Income Fund will not: (1) invest in equity securities or securities convertible into equities; (2) purchase more than 10% of the outstanding publicly issued debt obligations of any issuer; (3) borrow money except for temporary emergency purposes, and then only in an amount not exceeding 10% of the value of the total assets of the Fund; (4) mortgage, pledge or hypothecate the assets of the Fund to an extent greater than 10% of the value of the net assets of the Fund; (5) issue senior securities, as defined in the Investment Company Act of 1940, as amended; (6) underwrite any issue of securities; (7) purchase or sell real estate, but this shall not prevent investment in municipal bonds secured by real estate; (8) make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed; (9) purchase securities on margin or sell short;(10) purchase or retain securities of an issuer if to the knowledge of the Fund's management those directors of the Fund, each of whom owns more than1/2of 1% of such securities, together own more than 5% of the securities of such issuer; (11) purchase or sell commodities or commodity contracts; (12) invest in put, call, straddle or special options; (13) purchase securities of any issuer (except the U.S. government, its agencies and instrumentalities, and any municipal bond guaranteed by the U.S. government) in the Fund if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; for purposes of this limitation, "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security, and a government entity which guarantees the securities issued by another entity is also considered an issuer of that security; (14) invest in companies for the purpose of exercising control; (15) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;
(16) invest more than 5% of the value of its total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.

NON-FUNDAMENTAL  INVESTMENT  RESTRICTIONS

In addition to the investment objectives and policies described in the Funds' Prospectus and in this SAI, each applicable Fund will be subject to the following non-fundamental investment restrictions, which a Fund's Board of Directors may change without shareholder approval.

Babson-Stewart Ivory International Fund will not engage in any of the following activities: (1) invest directly in oil, gas, or other mineral exploration or development programs: (2) invest more than 5% of its total assets in securities which are restricted as to future sale; (3) invest more than 5% of its total assets in puts, calls, straddles, spreads, and any combination thereof (the Fund will engage in options transactions for hedging purposes only); and (4) purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund at any time in units or attached to securities are not subject to this restriction.

PORTFOLIO  TRANSACTIONS

Decisions to buy and sell securities for the Funds are made by David L. Babson & Company Inc. (often "David L. Babson") and [ ] (the "Investment Advisors"), under the supervision of Jones & Babson, Inc. The Investment Advisors are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities. Portfolio turnover will be no more than is necessary to meet the Funds' investment objectives. Under normal circumstances, it is anticipated that the Funds' portfolio turnover will not exceed 100%.

In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution. The Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The Funds believe it is in their best interest, and that of their shareholders, to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Funds, when acting on their behalf, as well as for any research or other services provided to the Funds. Substantially all of the equity portfolio transactions (except for the Babson-Stewart Ivory International Fund) are through brokerage firms which are members of the New York Stock Exchange, which is typically the most active market in the size of the Funds' transactions and for the types of securities predominant in the Funds' portfolios. Commissions of transactions executed on foreign exchanges are generally on a fixed basis. The Babson-Stewart Ivory International Fund endeavors to obtain the rate of such commission in good faith so as to achieve the most favorable results under the circumstances of each transaction. When buying securities in the over-the-counter market, the Funds will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to them than they would pay to broker-dealers who do not provide such benefits or services. However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Board of Directors of the Funds and Jones & Babson.

When it appears to be in the best interests of its shareholders, the Funds may join with other clients of the Investment Advisors in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Funds and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Funds or the size of the position obtained by the Funds.

For each of the past three fiscal years ended June 30, the total dollar amount of brokerage commissions paid by the Funds were as follows:

Enterprise  -  $534,324,  $648,300  and  $172,511  for  2003,  2002,  and  2001,
respectively;  Enterprise  II - $55,013, $82,267 and $87,920; Growth - $591,457,
$231,944  and  $433,451;  Shadow  Stock  $106,205, $117,629 and $87,234; Value -
$987,296, $597,143 and $737,442; Stewart Ivory International - $50,487, $139,961
and  $169,537.

     Except as permitted by applicable rules under the 1940 Act, the Companies will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with an Investment Advisor, the Manager or the Distributor, or their affiliates, and will not give preference to an Investment Advisor's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

     As of June 30, 2003, the Funds held investments in securities of their regular broker-dealers as follows:

---------------------------------------------------------------------------------------
FUNDS                             APPROXIMATE AGGREGATE      NAME OF BROKER OR DEALER
                                    VALUE OF ISSUER'S
                                 SECURITIES OWNED BY THE
                                     FUND AT 6/30/03
-------------------------------  ------------------------  ----------------------------

Babson Bond Trust - Portfolio L         $ 272,029           The Bear Sterns Companies,
                                                                       Inc.
-------------------------------  ------------------------  ----------------------------
Babson Bond Trust - Portfolio L           102,444            Franklin Resources, Inc
-------------------------------  ------------------------  ----------------------------
Babson Bond Trust - Portfolio L           210,388            The Goldman Sachs Group,
                                                                       Inc.
-------------------------------  ------------------------  ----------------------------
Babson Bond Trust - Portfolio L           246,112             Jefferies Group, Inc.
-------------------------------  ------------------------  ----------------------------
Babson Bond Trust - Portfolio L           318,135           Merrill Lynch & Co., Inc.
-------------------------------  ------------------------  ----------------------------
Babson Bond Trust - Portfolio L           104,230                New Valley Corp.
-------------------------------  ------------------------  ----------------------------
Babson Bond Trust - Portfolio S            51,326           The Bear Sterns Companies,
                                                                       Inc.
-------------------------------  ------------------------  ----------------------------
Babson Bond Trust - Portfolio S            40,978            Franklin Resources, Inc
-------------------------------  ------------------------  ----------------------------
Babson Bond Trust - Portfolio S            78,895           The Goldman Sachs Group,
                                                                       Inc.
-------------------------------  ------------------------  ----------------------------
Babson Bond Trust - Portfolio S            89,495              Jefferies Group, Inc.
-------------------------------  ------------------------  ----------------------------
Babson Bond Trust - Portfolio S           111,095           Merrill Lynch & Co., Inc.
-------------------------------  ------------------------  ----------------------------
       Shadow Stock Fund                  294,902             First Albany Cos., Inc.
-------------------------------  ------------------------  ----------------------------
       Shadow Stock Fund                  181,800          Maxcor Financial Group, Inc.
-------------------------------  ------------------------  ----------------------------
       Shadow Stock Fund                  765,700                SWS Group, Inc.
-------------------------------  ------------------------  ----------------------------
       Shadow Stock Fund                   70,150           Ziegler (The) Cos., Inc.
-------------------------------  ------------------------  ----------------------------
       Babson Value Fund                 5,489,100         Morgan Stanley Dean Witter
                                                                      & Co.
-------------------------------  ------------------------  ----------------------------
     Babson-Stewart Ivory                 164,997             Nomura Holdings, Inc.
      International Fund
---------------------------------------------------------------------------------------

                              PERFORMANCE MEASURES

The Funds may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Funds from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Funds' shares and assume that any income dividends and/or capital gains distributions made by the Funds during the period were reinvested in shares of the Funds. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Funds' operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

TOTAL  RETURN

The Funds' "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

P(1+T)n  =  ERV

Where:

  P  =  a  hypothetical  initial  payment  of  $1,000
  T  =  average  annual  total  return
  n  =  number  of  years
ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or fractional portions thereof).

From time to time, Babson Bond Trust and Babson Tax-Free Income Fund may quote its yield in advertisements, shareholder reports or other communications to shareholders. Yield is calculated according to the following standardized SEC formula.

Current  yield  reflects  the income per share earned by the Fund's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

The  SEC  standardized  yield  formula  is  as  follows:

Yield  =  2(((a-b)/cd+1)^6)  -  1

Where:

a  =  dividends  and  interest  earned  during  the  period

b  =  expenses  accrued  for  the  period  (net  of  reimbursements)

c = the average daily number of shares outstanding during the period that were entitled to receive dividends

d  =  the  maximum  offering  price  per  share  on  the last day of the period.

From time to time, the Babson Money Market Fund may quote its yields in advertisements, shareholder reports or other communications to shareholders. Yield information is generally available by calling the Funds toll free 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area (816) 751-5900. The current annualized yield for the Money Market Fund is computed by: (a) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Fund may calculate a compound effective yield by adding 1 to the base period return (calculated as described above, raising the sum to a power equal to 365/7 and subtracting 1). For the period ended June 30, 2003, the seven-day effective yield and thirty-day effective yield of the Money Market Fund were 0.18% and 0.22%, respectively. At June 30, 2003, the average maturity of the Money Market Fund was 55 days.

PERFORMANCE  COMPARISONS

In advertisements or in reports to shareholders, the Funds may compare their performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, they may compare their performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper) or Morningstar, Inc., two widely recognized independent services which monitor the performance of mutual funds. The Funds may compare their performance to the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, the MSCI/EAFE, an index of unmanaged stocks from 20 international markets, the S&P Barra Value, a capitalization weighted index associated with "value" stocks, the S&P Barra Growth, a capitalization weighted index associated with "growth" stocks, the Russell 2000 Index, an index that measures the performance of the smallest 2000 publicly traded companies, the Lehman Brothers Aggregate Bond Index, an index of government, corporate and agency bonds, the Lehman Brothers Intermediate Government Corporate Index, an index of government, agency and corporate notes between 1 and 10 year maturities, or the Consumer Price Index. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, Morningstar Mutual Funds, Mutual Fund Forecaster, No-Load Investor and The Wall Street Journal may also be used in comparing performance of the Fund. Performance comparisons should not be considered as representative of the future performance of any Fund.

Performance rankings, recommendations, published editorial comments and listings reported in Barron's, Business Week, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money, Mutual Fund Magazine, Smart Money, Stanger's, The Wall Street Journal, USA Today and U.S. News & World Report may also be cited (if the Funds are listed in any such publication) or used for comparison, as well as performance listings and rankings from CDA Investment Technologies, Inc., Donoghue's Mutual Fund Almanac, Donoghue's Money Letter, Income and Safety, Louis Rukeyser's Wall Street Newsletter, Morningstar Mutual Funds, No-Load Fund Analyst, No-Load Fund Investor, No-Load Fund X, Personal Finance, The Mutual Fund Letter, United Mutual Fund Selector and Wiesenberger Investment Companies Service.

Average Annual Total Return Before Taxes. Average annual total return before taxes is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect. The table below shows the average annual total return for each Fund for the specified periods.

For the one year 7/1/02 - 6/30/03

     Enterprise                            -1.48%
     Enterprise II                         -5.22%
     Growth                                -5.54%
     Shadow Stock                          -4.55%
     Value                                -10.26%
     Stewart Ivory International          -13.97%
     Bond Trust - L                         8.47%
     Bond Trust - S                         8.05%
     Tax-Free Income                        8.82%
     Money Market                           0.56%


                                       22

For the five years 7/1/98 - 6/30/03

     Enterprise                             5.45%
     Enterprise II                          3.54%
     Growth                                -5.88%
     Shadow Stock                           6.57%
     Value                                 -1.45%
     Stewart Ivory International           -8.20%
     Bond Trust - L                         5.78%
     Bond Trust - S                         5.94%
     Tax-Free Income                        5.50%
     Money Market                           3.30%

For the ten years 7/1/93 - 6/30/03

     Enterprise                            10.96%
     Enterprise II                         10.28%
     Growth                                 6.46%
     Shadow Stock                          11.39%
     Value                                  9.80%
     Stewart Ivory International            1.25%
     Bond Trust - L                         6.04%
     Bond Trust - S                         5.93%
     Tax-Free Income                        5.37%
     Money Market                           5.79%

The  following  SEC  formula  was  used  to  calculate  these  figures:

P(1+T)n  =  ERV

Where:

     P  =  a  hypothetical  initial  payment  of  $1,000
     T  =  average  annual  total  return
     N  =  number  of  years
   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period.

Average annual total return after taxes on distributions. Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes that income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any re-characterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits. The table below shows the average annual total return after taxes on distributions for each Fund for the specified periods.

For the one year 7/1/02 - 6/30/03

     Enterprise                            -1.59%
     Enterprise II                         -5.58%
     Growth                                -5.62%
     Shadow Stock                          -5.17%
     Value                                -10.66%
     Stewart Ivory International          -15.85%
     Bond Trust - L                         6.53%
     Bond Trust - S                         6.09%
     Tax-Free Income                        8.80%


For the five years 7/1/98 - 6/30/03

     Enterprise                             3.90%
     Enterprise II                          2.41%
     Growth                                -9.88%
     Shadow Stock                           5.13%
     Value                                 -2.84%
     Stewart Ivory International           -9.18%


                                       24

     Bond Trust - L                         3.50%
     Bond Trust - S                         3.62%
    Tax-Free Income                         5.40%

For the ten years 7/1/93 - 6/30/03

     Enterprise                             8.50%
     Enterprise I                           8.82%
     Growth                                 2.55%
     Shadow Stock                           8.87%
     Value                                  8.33%
     Stewart Ivory International           -0.12%
     Bond Trust - L                         3.40%
     Bond Trust - S                         3.30%
     Tax-Free Income                        5.16%

The  following  SEC  formula  was  used  to  calculate  these  figures:

P(1+T)n  =  ATVD

Where:

         P  =  a  hypothetical  initial  payment  of  $1,000
         T = average annual total return (after taxes on distributions) n = number of years
      ATVD = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

Average annual total return after taxes on distributions and sale of fund shares. Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes that income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any re-characterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The table below shows the average annual total return after taxes on distributions and sale of Fund shares for each Fund for the specified periods.

For the one year 7/1/02 - 6/30/03

     Enterprise                           -0.96%
     Enterprise II                        -3.05%
     Growth                               -3.60%
     Shadow Stock                         -2.78%
     Value                                -6.70%
     Stewart Ivory International          -9.04%
     Bond Trust - L                        5.36%
     Bond Trust - S                        5.09%
     Tax-Free Income                       7.12%


                                       26

For the five years 7/1/98 - 6/30/03

     Enterprise                            3.95%
     Enterprise II                         2.62%
     Growth                               -6.69%
     Shadow Stock                          4.97%
     Value                                -1.93%
     Stewart Ivory International          -7.24%
     Bond Trust - L                        3.48%
     Bond Trust - S                        3.60%
     Tax-Free Income                       5.27%

For the ten years 7/1/93 - 6/30/03

     Enterprise                            8.29%
     Enterprise II                         8.41%
     Growth                                3.47%
     Shadow Stock                          8.61%
     Value                                 7.84%
     Stewart Ivory International           0.32%
     Bond Trust - L                        3.46%
     Bond Trust - S                        3.36%
     Tax-Free Income                       5.11%

The  following  SEC  formula  was  used  to  calculate  these  figures:

P(1+T)n  =  ATVDR

where:

       P  =  a  hypothetical  initial  payment  of  $1,000
       T  =  average  annual  total  return  (after  taxes  on distributions and redemptions)
       n  =  number  of  years
   ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption.

                      HOW THE FUNDS' SHARES ARE DISTRIBUTED

Jones & Babson, as agent of the Funds, has agreed to supply its best efforts as sole distributor of the Funds' shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges. The offering of the Funds' shares is on a continuous basis. Jones & Babson is located at BMA Tower, 700 Karnes Blvd., Kansas City,

MO  64108-3306.

Jones & Babson does not receive any fee or other compensation under the distribution agreement which continues in effect from May 1, 2003 for an initial period of two years, and which will continue automatically for successive annual periods if approved at least annually by the Funds' Boards of Directors, including a majority of those Directors who are not parties to such agreements or interested persons of any such party. The distribution agreement terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.

                          PURCHASING AND SELLING SHARES

PURCHASES

Neither the Funds nor the entities that provide services to them (the "Fund Complex") will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly. Examples of improper transaction requests may include lack of a signature guarantee when required, lack of proper signatures on a redemption request or a missing social security or tax ID number. If you use the services of any other broker to purchase or redeem shares of the Funds, that broker may charge you a fee. Shares of the Funds may be purchased directly from the Funds without this brokerage fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Funds.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account, which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson at its cost, subject to a minimum charge of $5 per account, per year requested.

Each statement and transaction confirmation will request that you inform the Fund in writing of any questions about the information presented. If you do not notify the Fund in writing of any questions within the specified time period, the Funds will consider you to have approved the information in the statement.

Normally, the shares you purchase are held by the Funds in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. A charge of $25.00 will be made for any certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Funds have determined that unconditional payment for the shares represented by the certificate has been received by its custodian, Wells Fargo Bank Minnesota N.A. The Funds reserve the right in their sole discretion to redeem shares involuntarily or to reject purchase orders when, in the judgment of Funds' management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds' special investment programs.

The Funds reserve the right to refuse to accept orders for shares of a Fund unless accompanied by payment, except when a responsible person has indemnified the Funds against losses resulting from the failure of investors to make payment. In the event that the Funds sustain a loss as the result of failure by a purchaser to make payment, the Funds' underwriter, Jones & Babson, will cover the loss. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

SALES  (REDEMPTIONS)

The Fund Complex will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly.

The Funds will transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a proper redemption request has been received usually no later than the third business day after it is received. The Funds must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued. Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption request. In the case of redemption requests made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional payment has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first. The Telephone/Fund Web Site Redemption Service may only be used for non certificated shares held in an open account. The Funds reserve the right to refuse a telephone or fund web site redemption request. At our option, the Funds may pay such redemption by wire or check. The Funds may reduce or waive the $10 charge for wiring redemption proceeds in connection with certain accounts. To participate in the Systematic Redemption Plan your dividends and capital gains distributions must be reinvested in additional shares of the Funds.

Babson Money Market Fund may accept drafts (checks) on the form provided by the Fund without the necessity of an accompanying guarantee of signature, and drawn on the registered shareholder account, to redeem sufficient shares in the registered shareholder account and to deposit the proceeds in a special account at Wells Fargo Bank Minnesota N.A. for transmission through the commercial banking system to the credit of the draft payee. The drafts must be in at least the amount of $500 with a maximum of $100,000 total per day in drafts, and may be drawn only against shares held in open account (no certificate outstanding). The Funds and their Manager may refuse to honor drafts where there are insufficient open account shares in the registered account, or where shares to be redeemed which were purchased by check have been held for less than 15 days, and to the specific conditions relating to this privilege as well as the general conditions set out above.

Due to the high cost of maintaining smaller accounts, the Funds have retained the authority to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions but not as the result of market action, if the account value remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account,
(2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

The Funds may suspend the right of redemption or postpone the date of payment beyond the normal three-day redemption period under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal of a Fund's securities is not reasonably practical, or (b) it is not reasonably practical for a Fund to determine the fair value of its net assets; (3) under certain circumstances where certain shareholders are attempting to "time the market" by purchasing and redeeming a Fund's shares on a regular basis; or (4) for such other periods as the Securities and Exchange
Commission  may  by  order permit for the protection of the Funds' shareholders.

The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

MARKET  TIMERS

The Funds do not allow market timers. The Funds may refuse to sell shares to market timers. You will be considered a market timer if you have (i) requested a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

HOW  SHARE  PRICE  IS  DETERMINED

The Funds' net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m., Eastern Time except: days when the Funds are not open for business; days on which changes in the value of portfolio securities will not materially affect the net asset value; days during which a Fund receives no purchase or redemption orders; and customary holidays.

The Funds are generally open for business days when the New York Stock Exchange is open. The New York Stock Exchange is closed on the following customary holidays:

New Year's Day                    January 1
Martin Luther King Jr. Day        Third Monday in January
Presidents' Holiday               Third Monday in February
Good Friday                       Friday before Easter
Memorial Day                      Last Monday in May
Independence Day                  July 4
Labor Day                         First Monday in September
Thanksgiving Day                  Fourth Thursday in November
Christmas Day                     December 25

ADDITIONAL  PURCHASE  AND  REDEMPTION  POLICIES

The  Funds  reserve  the  right  to:

(1) Waive or increase the minimum investment requirements with respect to any person or class of persons, which includes shareholders that invest through any of the Fund's special investment programs;

(2) Cancel or change the telephone/Funds' web site investment service, redemption service, the telephone exchange service and the automatic monthly investment plan without prior notice to you when doing so is in the best interest of the Funds and their shareholders;

(3) Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you;

(4) Begin charging a fee for the telephone/Funds' web site service and to cancel or change the service upon 60 days written notice to you;

(5) Begin charging a fee for the systematic redemption plan upon 30 days written notice to you;

(6) Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders; the Funds may also waive the signature guarantee requirement if you authorize the telephone redemption method at the same time you submit the initial application to purchase shares; and,

(7) Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if the Funds have other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.

                             MANAGEMENT OF THE FUNDS

Investment Adviser and Sub-Advisers. As of May 1, 2003, Jones & Babson is a wholly owned subsidiary of RBC Dain Rauscher Corp. ("RBC Dain"). RBC Dain, a Minneapolis, Minnesota-based holding company formed in 1973, provides investment advice and services to individual investors in the western United States and investment banking research and sales services to to corporate and governmental clients nationwide and in Europe through its principal subsidiary, Dain Rauscher Inc. ("Dain Rauscher"). RBC Dain is a wholly-owned subsidiary of Royal Bank of Canada, a Canadian chartered bank. Shares of Royal Bank of Canada are listed on the Toronto Stock Exchange and on the New York Stock Exchange. Royal Bank of Canada ranks as Canada's largest financial institution as measured by assets and market capitalization as of October 31, 2002. Jones & Babson, as the investment adviser, employs at its own expense David L. Babson to serve as investment sub-adviser for each Fund except Babson-Stewart Ivory International Fund, Inc. For the Babson-Stewart Ivory International Fund, Jones & Babson employs at its own expense S.I. International Assets to serve as investment sub-adviser, for the Fund. Analytic Systems, Inc. acts as an additional investment consultant for the Shadow Stock Fund. David L. Babson, located in Cambridge, Massachusetts, is registered with the Securities Exchange Commission and serves individual, corporate and other institutional clients. S.I. International Assets is a partnership formed in 1987, by David L. Babson and Stewart Ivory & Company (International) Ltd.

Jones & Babson may make payments, out of its own resources and at no additional cost to the Funds or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions ("Intermediaries") in connection with the provision of administrative services and/or the distribution of the Funds' shares. In addition, certain Intermediaries may receive sub-transfer agency fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants.

David L. Babson is a wholly owned subsidiary of DLB Acquisition Corporation, an indirect, majority owned subsidiary of Massachusetts Mutual Life Insurance Company headquartered in Springfield, Massachusetts. Massachusetts Mutual Life Insurance Company is an insurance organization founded in 1851 and is considered to be a controlling person of David L. Babson, under the Investment Company Act of 1940.

S.I. International Assets is a partnership formed in 1987, between David L. Babson & Company Inc. and Stewart-Ivory Company (International) Ltd. ("Stewart-Ivory"), a wholly-owned subsidiary of First State Investments (UK Holdings) Limited and an indirect subsidiary of the Commonwealth Bank of Australia. On September 20, 2002, Babson and Stewart-Ivory entered into an agreement providing for the orderly winding-up of S.I. International Assets and the continuation of the S.I. International Assets' advisory business by Stewart Ivory (to be renamed First State Investments International Limited). It is anticipated that Stewart Ivory will seek to serve under Jones & Babson as the advisor to the Babson-Stewart Ivory International Fund going forward, subject to approval by Jones & Babson, the Board and the Fund's shareholders.

The aggregate management fees paid to Jones & Babson by the Funds during the three most recent fiscal years ended June 30, 2003, 2002 and 2001 (from which Jones & Babson paid all the Funds' expenses except those payable directly by the Funds) were: $2,154,000, $2,469,000 and $1,275,000, respectively for the Enterprise Fund; $644,000, $724,000 and $724,000 for the Enterprise Fund II; $1,603,000, $2,362,000 and $3,415,000 for the Growth Fund; $822,000, $556,000 and $471,000 for the Shadow Stock Fund; $3,411,000,
$4,264,000  and  $4,782,000  for the Value Fund; $120,000, $287,000 and $710,000
for the Stewart Ivory International Fund; $843,000, $922,000 and $944,000 for the Bond Trust Portfolio L; $298,000, $298,000 and $289,000 for the Bond Trust Portfolio S (does not include the effect of fee waiver); $306,000, $327,000 and $346,000 for the Money Market Fund; $355,000, $342,000 and $306,000 for the
Tax-Free  Income  Fund.

NEW  INVESTMENT  ADVISORY  AGREEMENTS  AND  ADMINISTRATIVE  SERVICE  AGREEMENTS

The fees shown above were paid under previous management agreements which provided that the annual fees charged by J&B covered all normal operating costs of the Funds except for certain minimal expenses borne by the Funds. J&B and each Fund (except Bond Trust) entered into a new Investment Advisory Agreement effective May 1, 2003. J&B and Bond Trust entered into a separate new Investment Advisory Agreement effective May 1, 2003. These Agreements are referred to collectively below, unless otherwise noted, as the "New Investment Advisory Agreement." The New Investment Advisory Agreement provides that the Funds directly pay for their own expenses (advisory and non-advisory) rather than paying a single "unified" management fee to J&B. Under the old "unified" management fee structure, J&B was responsible for the provision of needed services and payment of all or most of the advisory and non-advisory expenses of the Funds. In order to retain the same general economic effect of the old "unified" fee structure, J&B and each Fund have entered into an Administrative Services Agreement for each Fund under which J&B will provide fund administration, transfer agency, fund accounting and other services in a manner similar to arrangements under the old management agreement. Each Fund will pay J&B an annual fee of .10% of average daily net assets under the Administrative Services Agreement. However, the advisory fee under the new Investment Advisory Agreement for each Fund has been reduced from its previous level such that the combined advisory and administrative fees are identical to the old management fees.

Under the New Investment Advisory Agreement, J&B (i) provides for use by each Fund, at J&B's expense, office space and all necessary office facilities, equipment and personnel for servicing the investments of each Fund, (ii) pays the salaries and fees of all officers and directors of the Funds who are "interested persons" of J&B as such term is defined in the 1940 Act, and (iii) pays for all clerical services relating to research, statistical and investment work.

Under the New Investment Advisory Agreement, each Fund pays all its expenses, other than those expressly stated to be payable by J&B, which expenses payable by a Fund include, without limitation, interest charges, taxes, brokerage commissions and similar expenses, distribution and shareholder servicing expenses, expenses of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, expenses of printing and distributing prospectuses to existing shareholders, charges of custodians (including sums as custodian and for keeping books and similar services of the Funds), transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, clerical services related to recordkeeping and shareholder relations, printing of share certificates and fees for

Directors  (or  Trustees)  who  are  not  "interested  persons"  of  J&B.

The New Investment Advisory Agreement provides that J&B may delegate any or all of its rights, duties and obligations under the Agreement to one or more sub-advisers.

The New Investment Advisory Agreement provides that J&B will not be liable for any loss suffered by the Funds in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties.

The New Investment Advisory Agreement may be terminated without penalty by vote of the Directors, as to any Fund by the shareholders of that Fund, or by J&B on 60 days written notice. The New Investment Advisory Agreement also terminates without payment of any penalty in the event of its assignment. In addition, the New Investment Advisory Agreement may be materially amended only by a vote of the shareholders of the affected Fund(s), and provides that it will continue in effect from year to year, after its initial two-year term, only so long as such continuance is approved at least annually with respect to each Fund by vote of either the Directors or the shareholders of the Fund, and, in either case, by a majority of the Directors who are not "interested persons" of J&B. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

In evaluating the terms of the New Investment Advisory Agreement, the Boards of Directors considered, among other things, the possible effects of the purchase of J&B by RBC Dain upon the Funds and J&B and upon the ability of J&B to provide an appropriate range of management and administrative services, the performance record of J&B, and the anticipated relationship between J&B and RBC Dain. The Boards evaluated the financial strength and resources of RBC Dain and its experience in the mutual fund business. The Boards also took into account the management, personnel and operations of RBC Dain, the commitment of RBC Dain to the financial services industry, and the proposed structure of the purchase of J&B by RBC Dain.

The Boards considered that the Expense Limitation Agreement provides that no increase in fees and expenses from the current levels can occur for at least two years. The Boards considered that the New Investment Advisory Agreement, related Administrative Services Agreement and Expense Limitation Agreement contain economic terms and conditions no less favorable than those that have been in place and provide for services of the same nature and quality as those that have been in place. The Boards discussed the nature of the proposed contractual expense limitation arrangements and the manner in which the arrangements could be continued, modified or terminated.

The New Investment Advisory Agreements were approved by the Boards of Directors/Trustees on May 30, 2002. Shareholders of each Fund approved the New Investment Advisory Agreement for their Funds at Special Meetings of Shareholders held on March 28, 2003. The old Management Agreements, which had been continued by the Boards on October 24, 2002, terminated automatically on May 1, 2003, the date on which Jones & Babson was purchased by RBC Dain.

NEW  INVESTMENT  COUNSEL  AGREEMENTS

At joint meetings of the Boards of Directors (and Trustees) held on May 30, 2002 and October 9, 2002, the Boards considered the approval of the New Investment Counsel Agreements. The Boards, including all of the Independent Directors of each Fund's Board, unanimously approved, subject to shareholder approval, the New Investment Counsel Agreements.

In reaching this conclusion, the Boards obtained such information as they deemed reasonably necessary to approve David L. Babson as investment counsel for each Fund. The Independent Directors, prior to approving the New Investment Counsel Agreements, met informally with members of the management of J&B and with each other to hold discussions concerning the approval of the New Investment Counsel Agreements, as well as discussing the issues extensively with their counsel. In addition, at the October 9, 2002 Board Meeting, a representative of RBC Dain who had been involved in the negotiations with respect to the New Investment Counsel Agreements, made a presentation to the Boards and answered Directors' questions concerning the New Investment Counsel Agreements. The Independent Directors evaluated all positive and negative aspects of the New Investment Counsel Agreements. The Independent Directors recognized the value of the Babson name but determined that, although the Funds had less protection with respect to their right to the Babson name in the New Investment Counsel Agreements than in the Current Investment Counsel Agreements, the anticipated overall benefits to the Funds of the purchase of J&B by RBC Dain outweighed this negative aspect. Namely the Boards acknowledged the potential benefits that the Funds may realize in the future after the Closing. These included, among others, the extensive distribution capabilities of RBC Dain, RBC Dain's interest in growing its U.S. operations and the potential resulting growth of assets of the Funds, as well as the other factors which the Board had previously considered in its approval of the New Investment Advisory Agreements.

David L. Babson has an experienced investment analysis and research staff which eliminates the need for Jones & Babson and the Funds to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. Jones & Babson pays David L. Babson a fee of 70/100 of one percent (0.70%) of the first $30 million and 50/100 of one percent (0.50%) of amounts in excess of $30 million of Enterprise Fund's average daily total net assets; 70/100 of one percent (0.70%) of the first $30 million and 50/100 of one percent (0.50%) of amounts in excess of $30 million of Enterprise Fund II's; 30/100 of one percent (0.30%) for the first $100 million, 25/100 of one percent (0.25%) on the next $150 million and 20/100 of one percent (0.20%) for amounts in excess of $250 million of Growth Fund's; 25/100 of one percent (0.25%) of Shadow Stock Fund's; 35/100 of one percent (0.35%) of Value Fund's; 475/1000 of one percent (0.475%) of Stewart Ivory International Fund's; 25/100 of one percent (0.25%) of Bond Trust Portfolio L's; 15/100 of one percent (0.15%) of Bond Trust Portfolio S's (through June 30, 2002); 20/100 of one percent (0.20%) of Money Market Fund; 25/100 of one percent (0.25%) of Tax-Free Income Fund, which is computed daily and paid semimonthly. The cost of the services of David L. Babson is included in the services of Jones & Babson. During the three most recent fiscal years ended June 30, 2003, 2002 and 2001, Jones & Babson paid David L. Babson fees amounting to: $1,078,518, $1,285,154 and $622,694, respectively for the Enterprise Fund; $311,590, $277,466 and $347,129 for the Enterprise Fund II; $529,302, $814,927
and  $1,043,618  for  the  Growth  Fund, $209,230, $119,330  and

$214,410  for the Shadow Stock Fund; $1,279,539, $957,033 and $1,762,057 for the
Value Fund; $60,982, $893,160 and $355,192 for the Stewart Ivory International Fund; $225,652, $189,702 and $248,268 for the Bond Trust Portfolio L; $47,870,
$186,369  and  $45,700  for  the  Bond  Trust Portfolio S; $55,499, $164,205 and
$87,690 for the Money Market Fund; $95,240, $90,010 and $93,646 for the Tax-Free Income Fund, related to services provided to the Funds.

ADMINISTRATOR,  TRANSFER  AGENT  AND  FUND  ACCOUNTANT

     Jones & Babson serves as the administrator (the "Administrator") to each Fund. As Administrator, Jones & Babson has agreed to maintain office facilities for the Funds; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Form N-CSR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Funds' counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Funds' operations other than those performed by Jones & Babson under the new Investment Advisory Agreement, David L. Babson under the new Investment Counsel Agreement, or by the Custodian under the Custody Agreement.

     National Financial Data Services ("NFDS") serves as transfer agent (the 'Transfer Agent") to each Fund. As Transfer Agent, NFDS performs the following services in connection with each Fund's shareholders of record: maintains shareholder records; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitations.

     BISYS Fund Services ("BISYS") serves as fund accountant (the "Fund Accountant") to each Fund. As Fund Accountant, BISYS maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with Funds, custodians, affirmation to the Funds' custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust's custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

DIRECTORS  AND  OFFICERS

Each of the Funds is governed by a Board of Directors (or Trustees), which is responsible for protecting the interests of the shareholders. The Directors are experienced business persons, who meet throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and to review performance. Certain officers and directors of the Funds are also officers or directors of Jones & Babson and/or its affiliates, S.I. International Assets or David L. Babson.

The officers of the Funds are responsible for supervising the Funds' business operations. The Funds' officers are subject to the supervision and control of the Funds' Boards. The following lists the officers and directors of the Funds and their ages. Unless noted otherwise, the address of each officer and director is BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306. Except as indicated, each has been an employee of Jones & Babson and/or its affiliates for more than five years.

DIRECTORS/TRUSTEES


--------------------------------------------------------------------------------------------------------
     Name,       Positions(s) held     Term of          Principal         Number of          Other
  Address and     with the Funds     Office and        Occupation       Portfolios in    Directorships
     Age                   -----      Length of       During Past           Fund           Held by
     ---                                Time            5 Years          Complex (1)    Director/Trustee
                                       Served           -------          Overseen by    ----------------
                                       ------                             Director/
                                                                           Trustee
                                                                           -------
---------------  -----------------  -------------  -------------------  --------------  ----------------

William H.       Director/Trustee   Eighteen       Financial            Nineteen (2)    None
Russell (79)                        Years of       Consultant
60 South Sixth                      Service as
Street                              Director
Minneapolis,
MN 55402
---------------  -----------------  -------------  -------------------  --------------  ----------------
H. David         Director/Trustee   Twelve Years   Consultant, HDR      Eighteen (3)    None
Rybolt (60)                         of Service as  Associate,
60 South Sixth                      Director       (management
Street                                             consulting)
Minneapolis,
MN 55402
---------------  -----------------  -------------  -------------------  --------------  ----------------
James T.         Director           Sixteen Years  Chief Executive      One (4)         None
Jensen (74)                         of Service as  Officer, Jensen
60 South Sixth                      Director       Associates, Inc.
Street                                             (consulting)
Minneapolis,
MN 55402
---------------  -----------------  -------------  -------------------  --------------  ----------------
T. Geron Bell    Director/Trustee*  Indefinite;    President of         27
(61)                                since May 1,   C.R.P. Sports
34 Kirby                            2003           (the parent
Puckett Place                                      company of the
Minneapolis,                                       Minnesota Twins
MN 55415                                           and of Victory
                                                   Sports) since
                                                   November, 2002;
                                                   prior thereto,
--------------------------------------------------------------------------------------------------------


                                       37

--------------------------------------------------------------------------------------------------------
                                                   President of the
                                                   Minnesota Twins
                                                   Baseball Club
                                                   Incorporated
                                                   since 1987.
---------------  -----------------  -------------  -------------------  --------------  ----------------
Sandra J. Hale   Director/Trustee*  Indefinite;    President of         27
(68)                                since May 1,   Enterprise
60 South Sixth                      2003           Management,
Street                                             Int'l, since 1991.
Minneapolis,
MN 55402
---------------  -----------------  -------------  -------------------  --------------  ----------------
Ronald James     Director/Trustee*  Indefinite;    President and        27
(52)                                since May 1,   Chief Executive
MJH 300,1000                        2003           Officer, Center
LaSalle                                            for Ethical
Minneapolis,                                       Business
MN 55403-                                          Cultures since
2005                                               2000;
                                                   President and
                                                   Chief Executive
                                                   Officer of the
                                                   Human
                                                   Resources
                                                   Group, a division
                                                   of Ceridian
                                                   Corporation,
                                                   from 1996-1998.
                                                   Ceridian
                                                   Corporation is an
                                                   information
                                                   services
                                                   company
                                                   specializing in
                                                   human resources
                                                   outsourcing
                                                   solutions.
---------------  -----------------  -------------  -------------------  --------------  ----------------
Jay H. Wein      Director/Trustee*  Indefinite;    Independent          27
 (70)                               since May 1,   investor and
5305 Elmridge                       2003           business
Circle                                             consultant since
Excelsior, MN                                      1989.
55331
--------------------------------------------------------------------------------------------------------

EXECUTIVE  OFFICERS  OF  THE  FUNDS

Currently, the principal executive officers of the Funds are all officers and/or employees of Jones & Babson, Inc. and/or its affiliates. The following table contains information about the current principal executive officers of the Funds.

------------------------------------------------------------------------------------------------------------
   Name, Address and           Position with the          Term of Office and        Principal Occupations
          Age                        Funds                  Length of Time            During Past Five
          ---                        -----                      Served                      Years
                                                                ------                      -----
-------------------------  --------------------------  ------------------------  ---------------------------
Jennifer Lammers  (42)     President and Principal     One year term; served     Chief Financial Officer,
60 South Sixth Street      Executive Officer           since July 2003           Great Hall Funds, Inc.
Minneapolis, MN 55402                                                            (management company);
                                                                                 Compliance Officer, Great
                                                                                 Hall Funds, Inc.;
                                                                                 Managing Director and
                                                                                 Director of Finance,
                                                                                 Voyageur Asset
                                                                                 Management; Vice
                                                                                 President and Manager,
                                                                                 Financial Reporting, RBC
                                                                                 Dain Rauscher.
-------------------------  --------------------------  ------------------------  ---------------------------
Christopher J. Tomas (33)  Vice President, Treasurer,  One year term; served     Vice President and
60 South Sixth Street      Chief Financial Officer     since July 2003           Finance Manager, RBC
Minneapolis, MN 55402      and Principal Accounting                              Dain Rauscher; Treasurer
                           Officer                                               and Principal Accounting
                                                                                 Officer, Great Hall Funds,
                                                                                 Inc.; Senior Financial
                                                                                 Analyst, RBC Dain
                                                                                 Rauscher; Financial
                                                                                 Analyst, RBC Dain
                                                                                 Rauscher.
-------------------------  --------------------------  ------------------------  ---------------------------
Martin A. Cramer (53)      Vice President and Chief    One year term and twelve  Legal and Regulatory
60 South Sixth Street      Compliance Officer          years of service          Affairs Vice President,
Minneapolis, MN 55402                                                            Chief Compliance Officer
                                                                                 and Secretary, Jones &
                                                                                 Babson, Inc. (mutual fund
                                                                                 management company);
                                                                                 Vice President, Chief
                                                                                 Compliance Officer and
                                                                                 Secretary, Buffalo Fund
                                                                                 Complex; Assistant Vice
                                                                                 President, Chief
                                                                                 Compliance Officer and
                                                                                 Secretary, J&B Funds;
                                                                                 Secretary, Gold Bank
                                                                                 Funds (two mutual
                                                                                 funds)(5); and formerly,
                                                                                 Vice President, Chief
                                                                                 Compliance Officer and
                                                                                 Secretary, Buffalo Fund
                                                                                 Complex. (6)
-------------------------  --------------------------  ------------------------  ---------------------------
Laura Moret (49)           Secretary                   One year term; served     Vice President and Senior
60 South Sixth Street                                  since July 2003           Associate Counsel, RBC
Minneapolis, MN 55402                                                            Dain Rauscher; Vice
                                                                                 President and Group
                                                                                 Counsel, American
                                                                                 Express Financial
                                                                                 Advisors.
------------------------------------------------------------------------------------------------------------

(1) The term "Fund Complex" as used herein consists of the Babson Funds, J&B Funds, the Buffalo Fund Complex, the Great Hall Funds and Investors Mark Series Fund, Inc. The Babson Funds consist of Babson Enterprise Fund II, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., David L. Babson Growth Fund, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc. and Babson-Stewart Ivory International Fund, Inc. The J&B Funds is a series fund consisting of J&B Mid-Cap Aggressive Growth Fund, J&B Small-Cap Aggressive Growth Fund and J&B Small-Cap International Fund. Jones & Babson, Inc. serves as investment advisor, principal underwriter and registered transfer agent for each of the J&B Funds. Investors Mark Series Fund, Inc. consists of the following nine portfolios: Balanced, Global Fixed Income, Growth & Income, Intermediate Fixed Income, Large Cap Value, Large Cap Growth, Small Cap Equity, Mid Cap Equity and Money Market. Jones & Babson, Inc. serves as the principal underwriter for Investors Mark Series Fund, Inc. The Great Hall Funds consist of five series: the Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money market Fund, Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund.

(2) Director/Trustee for each of the Babson Funds and Director of Investors Mark Series Fund.

(3) Director/Trustee for each of the Babson Funds except Babson-Stewart Ivory International. Director of Investors Mark Series Fund and D.L. Babson Bond Trust.

(4)  Director  of  Babson-Stewart  Ivory  International  Fund.

(5) Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund. Jones & Babson, Inc. serves as Registered Transfer Agent for each of the Gold Bank Funds.

(6) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc. and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund.

As of December 31, 2002, the Directors held the following interests in the Funds' securities:

-------------------------------------------------------------------------------------
Name of Independent      Dollar Range of Equity          Aggregate Dollar Range of
     Directors           Securities in each Fund      Equity Securities in all Funds
     ---------           -----------------------         Overseen by Director in
                                                           Family of Investment
                                                                 Companies
                                                                 ---------
-------------------  -------------------------------  -------------------------------
William H. Russell   Tax-Free Income: $50,000-        $50,001-$100,000
                     $ 100-000
                     Enterprise II: $10,001-$50,000
-------------------  -------------------------------  -------------------------------
H. David Rybolt      Enterprise: $10,001-50,000       Over $100,000
-------------------------------------------------------------------------------------



                                       40

-------------------------------------------------------------------------------------
                     Shadow Stock: $1-$10,000
                     Value: $10,001-$50,000
-------------------  -------------------------------  -------------------------------
James T. Jensen      Enterprise II: $10,001-$50,000   $50,001-$100,000
                     International: $10,001-
                     $ 50,000
                     Value: $10,001-$50,000
-------------------  -------------------------------  -------------------------------
T. Geron Bell        None                             None
-------------------  -------------------------------  -------------------------------
Sandra J. Hale       None                             None
-------------------  -------------------------------  -------------------------------
Ronald James         None                             None
-------------------  -------------------------------  -------------------------------
Jay H. Wein          None                             None
-------------------  -------------------------------  -------------------------------


The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an advisor or principal underwriter of the Trust.

-------------------------------------------------------------------------------
      Name          Name of     Company  Title of Class   Value of   Percent of
      ----        Owners and    -------  --------------  Securities    Class
                 Relationships                           ----------    -----
                 to Directors
                 -------------
---------------  -------------  -------  --------------  ----------  ----------
William H.       N/A            N/A      None            N/A         N/A
Russell
---------------  -------------  -------  --------------  ----------  ----------
H. David Rybolt  N/A            N/A      None            N/A         N/A
---------------  -------------  -------  --------------  ----------  ----------
James T. Jensen  N/A            N/A      None            N/A         N/A
---------------  -------------  -------  --------------  ----------  ----------
T. Geron Bell    N/A            N/A      None            N/A         N/A
---------------  -------------  -------  --------------  ----------  ----------
Sandra J. Hale   N/A            N/A      None            N/A         N/A
---------------  -------------  -------  --------------  ----------  ----------
Ronald James     N/A            N/A      None            N/A         N/A
---------------  -------------  -------  --------------  ----------  ----------
Jay H. Wein      N/A            N/A      None            N/A         N/A
-------------------------------------------------------------------------------

AUDIT  COMMITTEE

Each Fund has an Audit Committee that assists the Fund's Board in fulfilling its duties relating to the Fund's accounting and financial reporting practices, and also serves as a direct line of communication between the Board and the independent accountants. The Audit Committee of each Board is composed of its independent Directors. The Audit Committee of each Board held one meeting during each Fund's most recent fiscal year. The independent Directors have no financial interest in, nor are they affiliated with either Jones & Babson, Inc., the manager of each Fund, David L. Babson & Company Inc., the investment counsel to certain Funds, or any of the investment counsel to each Fund. The specific functions of each Audit Committee include recommending the engagement or retention of the independent accountants, reviewing with the independent accountants the plan and results of the auditing engagement, approving professional services provided by the independent accountants prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent accountants, reviewing the scope and results of the Fund's procedures for internal auditing, and reviewing the Fund's system of internal accounting controls. The Audit Committee met 3 times during the fiscal year.

COMPENSATION  OF  DIRECTORS

The Funds do not directly compensate any interested Director or officer for their normal duties and services. The independent Directors' fees, including travel and other expenses related to the Board meetings, are paid for by the Funds.

Independent Directors are paid a $4,000 annual retainer by J&B if they serve as a Director on one to four Funds or a $7,000 annual retainer by J&B if they serve on five or more Funds. Mr. Rybolt serves as an independent Director of all Funds except Babson-Stewart Ivory International Fund, Inc. Mr. Russell serves as an independent Director of all Funds. Mr. Jensen receives an annual retainer of $4,000 for serving on the Babson-Stewart Ivory International Fund, Inc. Board only. The independent Directors also receive from J&B out of its management fees a fee of $125 for each Fund's Board meeting attended. During the fiscal year ended June 30, 2003, each Board held [ ] meetings, except for Babson Enterprise Fund, Inc., which held [ ] meetings. No Director attended less than 75% of the applicable meetings, including Committee meetings. The following chart sets forth each independent Director's annual compensation for the fiscal year ended June 30, 2003:

                                                                          Total Compensation from the
                          Compensation for                                  Fund Complex During the
                       Serving on the Boards       Pension or Retirement    Most Recently Completed
Name of Director        of the Babson Funds          Benefits Accrued      Fiscal Year for Each Fund
------------------  ----------------------------  -----------------------  --------------------------

William H. Russell            $13,875                      n.a.                     $13,875

H. David Rybolt               $13,875                      n.a                      $13,875

James T. Jensen*              $ 4,875                      n.a                      $ 4,875

T. Geron Bell                 $ 1,250                      n.a                      $ 1,250

Sandra J.Hale                 $ 1,250                      n.a                      $ 1,250

Ronald James                  $ 1,250                      n.a                      $ 1,250

Jay H. Wein                   $ 1,250                      n.a                      $ 1,250

* As noted above, Mr. Jensen only serves on the Board of Babson-Stewart Ivory International Fund, Inc.

CODE  OF  ETHICS

The Funds, their Manager, the Investment Advisors and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under each entity's code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain restrictions and procedures. Each code of ethics also contains provisions designed to substantially comply with the recommendations contained in the Investment Company Institute's 1994 Report of the Advisory Group on Personal Investing. The codes of ethics are on file with the Securities and

Exchange  Commission.

PROXY  VOTING  POLICIES

The Funds have delegated the day-today responsibility for voting proxies to Wells Fargo Bank Minnesota N.A., the Funds' custodian, pursuant to the Wells
Fargo Bank Proxy Voting Guidelines. The Wells Fargo Bank Proxy Voting Guidelines are attached as Appendix B.

CUSTODIAN

The Funds' assets are held for safekeeping by an independent custodian, Wells Fargo Bank Minnesota, N.A. ("Wells Fargo"). This means that Wells Fargo, rather than the Funds, has possession of the Funds' cash and securities. Wells Fargo is not responsible for the Funds' investment management or administration. However, as directed by the Funds' officers, it delivers cash to those who have sold securities to the Funds in return for such securities, and to those who have purchased portfolio securities from the Funds, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Funds and holds this for payment to shareholders after deduction of the Funds' expenses.

The Babson-Stewart Ivory International Fund's assets are held for safekeeping by an independent custodian, Wells Fargo and foreign sub-custodians as discussed below. This means that Wells Fargo, rather than the Fund, has possession of the Fund's cash and securities. Wells Fargo is not responsible for the Fund's investment management or administration. However, as directed by the Fund's officers, it delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund's expenses.

Pursuant to rules adopted under the 1940 Act, the Babson-Stewart Ivory International Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the custodian, subject to the supervision of the Board of Directors following a consideration of a number of factors, including (but not limited to) the eligibility and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Fund assets.

INDEPENDENT  AUDITORS

The Funds' financial statements are audited annually by independent auditors approved by the Directors each year, and, in years in which an annual meeting is held, the Directors may submit their selection of independent auditors to the shareholders for ratification. For the fiscal year ended June 30, 2003, PricewaterhouseCoopers LLP ("PwC") served as the Funds' independent auditor. In July and August 2003, a PwC affiliate in Canada provided certain prohibited non-audit services for the benefit of a Canadian subsidiary of Royal Bank of Canada, the indirect parent company of Jones & Babson. PwC represented to the Funds that although the provision of these services may have been impaired their independence under SEC rules, PwC personnel working on the audit of the Funds for the fiscal years ended June 30, 2003 had no knowledge of the situation in Canada until after the audit of the Funds had been completed and the audited financial statements had been sent to Fund shareholders. As a result of the PwC affiliate in Canada's provision of these services, PwC declined to seek appointment as independent auditors for the Funds for the fiscal year ending June 30, 2004. The Funds are currently seeking to retain new independent auditors for the fiscal year ending June 30, 2004.

Control Persons and Principal Holders of the Funds. As of August 30, 2003 the Funds had the following control persons and principal holders.

BABSON  FUNDS

NAME OF FUND      FUND #               REGISTRATION                PERCENTAGE
----------------  ------  ---------------------------------------  -----------
Enterprise           401  CHARLES SCHWAB & CO INC                      11.79 %
                          REINVEST ACCOUNT
                          ATTN: MUTUAL FUND DEPARTMENT
                          101 MONTGOMERY ST
                          SAN FRANCISCO CA  94104-4122

                          QUINCY MUTUAL FIRE INS CO                     9.61 %
                          ATTN: DOUGLAS BRIGGS
                          57 WASHINGTON ST
                          QUINCY MA  02169-5343

                          NATL FINANCIAL SVCS CORP FOR                  8.90 %
                          EXCLUSIVE BENEFIT OF CUSTOMERS
                          P O BOX 3908
                          CHURCH STREET STATION
                          NEW YORK NY  10008-3908

                          EXETER TRUST COMPANY CUST                     5.08 %
                          NATL ACADEMY OF SCIENCES ENDOWMENT
                          PO BOX 41178
                          ROCHESTER NY  14604-4278

------------------------------------------------------------------------------

Bond Trust - L       405  CHARLES SCHWAB & CO INC                       7.78 %
                          REINVESTMENT ACCOUNT
                          ATTN: MUTUAL FUNDS DEPT
                          101 MONTGOMERY STREET
                          SAN FRANCISCO CA  94104-4122

------------------------------------------------------------------------------

Tax-Free Income      407  CHARLES SCHWAB & CO                           7.27 %
                          REINVEST ACCOUNT


                                       44

                          ATTN: MUTUAL FUND DEPT
                          101 MONTGOMERY STREET
                          SAN FRANCISCO CA  94104-4122

                          BOWEN DAVID & CO                              6.00 %
                          CASH ACCOUNT
                          P O BOX
                          BOSTON MA  02105-1647

------------------------------------------------------------------------------

Shadow Stock         408  CHARLES SCHWAB & CO INC                      33.58 %
                          REINVEST ACCOUNT
                          ATTN: MUTUAL FUNDS DEPT
                          101 MONTGOMERY STREET
                          SAN FRANCISCO CA  94104-4122

                          NATL FINANCIAL SVCS CORP FOR                 12.43 %
                          EXCLUSIVE BENEFIT OF CUSTOMERS
                          P O BOX 3908
                          CHURCH STREET STATION
                          NEW YORK NY  10008-3908

------------------------------------------------------------------------------

Enterprise II        411  DONALD A PELS                                10.62 %
                          375 PARK AVENUE SUITE 3303
                          NEW YORK NY  10152-3304

                          CHARLES SCHWAB & CO INC                      10.23 %
                          REINVEST ACCOUNT
                          ATTN: MUTUAL FUNDS DEPT
                          101 MONTGOMERY ST
                          SAN FRANCISCO CA  94104-4122

                          NATIONAL FINANCIAL SERVICES                   6.66 %
                          CORP FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                          P O BOX 3908
                          CHURCH STREET STATION
                          NEW YORK NY  10008-3908

------------------------------------------------------------------------------

Bond Trust - S       420  CHARLES SCHWAB INC                           20.67 %
                          REINVEST ACCOUNT
                          ATTN MUTUAL FUNDS
                          101 MONTGOMERY ST
                          SAN FRANCISCO CA  94104-4122

------------------------------------------------------------------------------

Value                427  CHARLES SCHWAB & CO INC                      23.39 %


                                       45

                          REINVEST ACCOUNT
                          ATTN: MUTUAL FUNDS DEPT
                          101 MONTGOMERY STREET
                          SAN FRANCISCO CA  94104-4122

                          NATL FINANCIAL SVCS CORP FOR                  7.96 %
                          EXCLUSIVE BENEFIT OF CUSTOMERS
                          P O BOX 3908
                          CHURCH STREET STATION
                          NEW YORK NY  10008-3908

                          CITIGROUP GLOBAL MARKETS INC                  5.95 %
                          BOOK ENTRY ACCOUNT
                          ATTN MATT MAESTRI
                          333 W 34TH ST
                          7TH FLOOR MUTUAL FUNDS DEPT
                          NEW YORK NY  10001-2402

------------------------------------------------------------------------------

Stewart Ivory
   International     428  CHARLES SCHWAB & CO INC                      11.85 %
                          REINVEST ACCOUNT
                          ATTN: MUTUAL FUND DEPARTMENT
                          101 MONTGOMERY STREET
                          SAN FRANCISCO CA  94104-4122

                          NATL FINANCIAL SVCS CORP                      6.32 %
                          EXCLUSIVE BENEFIT OF CUSTOMERS
                          P O BOX 3908
                          CHURCH STREET STATION
                          NEW YORK NY  10008-3908

                          COLLEGE OF AERONAUTICS                        6.03 %
                          CONTINGENCY FUND
                          ATTN: ROBERT G WALDMANN  VP
                          601 23RD AVE
                          FLUSHING NY  11369-1037

------------------------------------------------------------------------------

Control Persons are persons deemed to control a fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of a fund's outstanding equity securities. The officers, directors and trustees of the Funds as a group own less than 1% of each Fund.

                             DISTRIBUTIONS AND TAXES

Distributions of Net Investment Income. The Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to shareholders. If you are a taxable investor, any income the Funds pay will be taxable as ordinary income, whether you take the income in cash or in additional shares.

By meeting certain requirements of the Internal Revenue Code, the Tax-Free Income Fund has qualified and continues to qualify to pay exempt-interest dividends. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also will be exempt from such state's personal income taxes. A state generally does not grant tax-free treatment to interest on state and municipal securities of other states.

The Tax-Free Income Fund may earn taxable income on any temporary investments, on the discount from stripped obligations or their coupons, on income from securities loans or other taxable transactions, or on ordinary income derived from the sale of market discount bonds. Any Fund distributions from such income will be taxable as ordinary income, whether received by investors in cash or in additional shares.

The Money Market Fund and Portfolios S and L of the Bond Trust declare dividends for each day that their net asset value is calculated. These dividends will equal all of the daily net income payable to shareholders of record as of the close of business the preceding day. The daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a constant net asset value per share in the Money Market Fund), less the estimated expenses of the Funds.

Distributions of Capital Gains. In general, the Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains, regardless of how long you have held your shares in the Fund. Any net capital gains realized by a Fund generally will be distributed once each year, but they may be distributed more frequently, if necessary to reduce or eliminate excise or income taxes on the Fund. Because the Money Market Fund is a money market fund, it does not anticipate realizing any long-term capital gains.

2003 Tax Act. Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each of the Funds will be able to separately designate distributions of any qualifying long-term capital gains. Each of the Funds investing in stock will also be able to designate qualifying dividends earned by the Fund that would be eligible for the lower minimum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. A portion of each Fund's distributions from its investment income may also qualify for the dividends received deduction available to corporations (the corporate shareholder would need to have at least a 46 day holding period with respect to any such qualifying distribution). Because many companies in which the Funds invest do not pay significant dividends on their stock, the Funds will not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends and/or the corporate dividends received deduction. It is not expected that any of the Stewart Ivory International Fund's distributions will be eligible for the corporate dividends received deduction. It is also expected that none of the distributions made by the Money Market Fund, the Tax-Free Income Fund or the Bond Trust will be eligible for either the corporate dividends received deduction or the 15% rate on qualified dividends.

Effect of Foreign Investments on Distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund for tax purposes. Similarly, foreign exchange losses realized by a Fund on the sale of debt securities are generally treated as ordinary losses by the Fund for tax purposes. These gains when distributed will be taxable as ordinary dividends, and any losses will reduce a Fund's ordinary income otherwise available for distribution. This treatment could increase or reduce a Fund's ordinary income distributions, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

The Funds may be subject to foreign withholding taxes on income from certain of their foreign securities. If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through each investor's pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement that investors receive from the Fund will show more taxable income than was actually distributed. However, investors will be entitled to either deduct their share of such taxes in computing their taxable income or (subject to limitations) claim a foreign tax credit for such taxes against their U.S. federal income tax. The Fund will provide investors with the information necessary to complete their individual income tax returns if it makes this election.

Information on the Amount and Tax Character of Distributions. The Funds will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election To Be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally do not pay federal income tax on the income and gains they distribute to you. The Funds' Boards reserve the right not to maintain a Fund's qualification as a regulated investment company, if it determines this course of action to be beneficial to shareholders. In that case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Internal Revenue Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares. Redemptions, including redemptions in-kind, and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different Babson Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund, through reinvestment of dividends or otherwise, within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

As to the Tax-Free Income Fund, any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to investors with respect to his or her Fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the investor by the Fund on those shares. As to the Money Market Fund, because the Fund seeks to maintain a constant $1.00 per share net asset value, investors should not expect to realize a capital gain or loss upon redemption or exchange of Fund shares.

U.S. Government Obligations. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on Fund investments in other certain obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations, for example Government National Mortgage Association ("GNMA") or Federal National Mortgage Association ("FNMA") obligations, generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Investment in Complex Securities. The Funds may invest in complex securities, such as covered call options, that could affect whether gains and losses it recognizes are treated as ordinary income or capital gains, or could affect the amount, timing and/or tax character of income distributed to you. The Funds may also invest in securities issued or purchased at a discount, such as zero coupon securities, that could require it to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the Funds could be required to sell securities in their portfolios that they otherwise might have continued to hold. These rules could affect the amount, timing and/or tax character of income distributed to you.

                              FINANCIAL STATEMENTS

The audited financial statements of the Funds, which are contained in the June 30, 2003, Annual Report to Shareholders are incorporated herein by reference. Unaudited reports to shareholders will be published at least semiannually.

                         GENERAL INFORMATION AND HISTORY

D.L. Babson Bond Trust was originally established as a Missouri trust in 1944 and was reorganized on May 1, 2003 into a Delaware statutory trust of the same name after shareholders approved the reorganization on March 28, 2003. The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, in two separate series - Portfolio S and Portfolio L. Each Portfolio is, in effect, a separate mutual fund.

The other Babson Funds were incorporated in Maryland as follows: The Enterprise Fund on July 5, 1983, has a present authorized capitalization of 20,000,000 shares of $1 par value common stock; the Enterprise Fund II on February 5, 1991, has a present authorized capitalization of 10,000,000 shares of $1 par value common stock; the Growth Fund, originally incorporated in Delaware in 1959 and was merged into a Maryland corporation in 1978, has a present authorized capitalization of 100,000,000 shares of $1 par value common stock; the Shadow Stock Fund on June 3, 1987, has a present authorized capitalization of 10,000,000 shares of $1 par value common stock; the Value Fund on July 24, 1984, has a present authorized capitalization of 50,000,000 shares of $1 par value common stock; the Stewart Ivory International Fund on October 2, 1987, has a present authorized capitalization of 10,000,000 shares of $1 par value common stock; the Money Market Fund on October 19, 1979, has a present authorized capitalization of 2,000,000,000 shares of $.01 par value common stock; and the Tax-Free Income Fund, incorporated on August 22, 1979, has a present authorized capitalization of 200,000,000 shares of $.10 par value common stock. All shares are of the same class unless otherwise stated and with like rights and privileges. Each full and fractional share, when issued and outstanding, has:
(1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to the assets of the Fund.

Shares when issued are fully paid and non-assessable. The Funds may create other series of stock but will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights.

Non-cumulative voting -- The Funds' shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Funds may, at their discretion, hold annual meetings of shareholders for the following purposes: (1) election of directors; (2) approval of continuance of any investment advisory agreement; (3) ratification of the selection of independent auditors; and (4) approval of a distribution plan. At the current time, the Funds do not intend to hold such annual meetings, except as required by the Investment Company Act of 1940 and other applicable laws.

A special meeting of shareholders of the Funds must be held if the Fund receives the written request for a meeting from the shareholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting. The Funds have undertaken that their Directors will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of each Fund. To the extent required by the undertaking, the Funds will assist shareholder communications in such matters.

The Funds have the exclusive license to use the "Babson" name, subject to the right of David L. Babson & Company Inc. to withdraw that right under certain circumstances. Complete details with respect to the use of the name are set out in the new Investment Counsel Agreements between each Fund and Jones & Babson, Inc. The Investment Counsel Agreements were filed as exhibits to the Funds' SEC registration statements that can be obtained from the SEC's website at http://www.sec.gov.

Shadow Stock Fund has an exclusive license to use the name "Shadow Stock" in its name subject to the right of Analytic Systems, Inc. to withdraw that right under certain circumstances. Complete details with respect to the use of the name are set out in the new Investment Counsel Agreement between the Fund and Jones & Babson, Inc. The Investment Counsel Agreement was filed as an exhibit to the Fund's SEC registration statement that can be obtained from the SEC's website at http://www.sec.gov.
------------------


                           OTHER JONES & BABSON FUNDS

Jones & Babson also distributes the series of Investors Mark Series Fund, Inc. In addition, Jones & Babson manages and distributes the J&B Funds, which are the J&B Mid-Cap Aggressive Growth Fund, J&B Small-Cap Aggressive Growth Fund, and J&B Small-Cap International Fund. A prospectus for any of these Funds may be obtained from Jones & Babson, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306.

                         APPENDIX A-RATINGS INFORMATION

Description of Stock Ratings. The Funds use S&P's Earnings and Dividend Rankings for Common Stocks. Growth and stability of earnings and dividends are deemed key elements in establishing S&P's earnings and dividend rankings for common stocks. Basic scores are computed for earnings and dividends, then adjusted by a set of predetermined modifiers for growth, stability within long-term trend, and cyclically. Adjusted scores for earnings and dividends are then combined to yield a final score. The final score is measured against a scoring matrix determined by an analysis of the scores of a large and representative sample of stocks. The rankings are:

A+      Highest
A       High
A-      Above  Average
B+      Average
B       Below  Average
B-      Lower
C       Lowest
D       In  Reorganization

The Funds also use the Value Line Ratings of Financial Strength. The financial strength of each of the companies reviewed by Value Line is rated relative to all the others. The ratings are:

A++     The  very  highest  relative  financial  strength.
A+      Excellent  financial  position  relative  to  other  companies.
A       High  grade  relative  financial  strength.
B++     Superior  financial  health  on  a  relative  basis.
B+      Very  good  relative  financial  structure.
B       Good  overall  relative  financial  structure.
C++     Satisfactory  finances  relative  to  other  companies.
C+      Below-average  relative  financial  position.
C       Poorest  financial  strength  relative  to  other  major  companies.

Value Line's ratings are based upon computer analysis of a number of key variables that determine: (a) financial leverage, (b) business risk and (c) company size plus the judgment of their analysts and senior editors regarding factors that cannot be quantified across-the-board for all stocks. The primary variables that are indexed and studied include equity coverage of debt, equity coverage of intangibles, "quick ratio" accounting methods, variability of return, quality of fixed charge coverage, stock price stability and company size.

Bond  Ratings.

S&P    Moody's   Descriptions

AAA Aaa These are the highest ratings assigned by S&P and Moody's to a debt obligation. They indicate an extremely strong capacity to pay interest and repay principal.

AA Aa Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from AAA/Aaa issues only in a small degree.

A A Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Baa Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB/Baa is regarded as having significant speculative characteristics.

BB Ba Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. But it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B B Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.

CCC Caa Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.

CC Ca The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.

C C The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI N/A The rating CI is reserved for income bonds on which no interest is being paid.

D D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of bankruptcy petition if debt service payments are jeopardized.

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3.) to designate relative standing within its major bond rating categories. Pitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's. With regard to S&P's ratings, bonds rated BB, B, CCC and CC are usually considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

Note  Ratings.

S&P  MOODY'S  DESCRIPTIONS

SP-1 G-1; VMIG-1 Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

SP-2 MIG-2; VMIG-2 Notes are of high quality with margins of protection ample, although not so large as in the preceding group.

SP-3 MIG-3; VMIG-3 Notes are of favorable quality with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

SP-4 MIG-4; VMIG-4 Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

Moody's  uses  the  "MIG"  designation  specifically  for  municipal  notes.

Commercial  Paper  Ratings.

S&P  Moody's  Description

A-1 Prime-1 (P-1) This indicates that the degree of safety regarding timely payments is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.

A-2 Prime-2 (P-2) Capacity for timely payment on commercial paper is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound will be more subject to variation. Capitalization characteristic while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3 Prime-3 Satisfactory capacity for timely repayment. Issues that carry this rating are (P-3) somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

B N/A Issues rated "B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

C N/A This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D N/A This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's only rating, prime, means that it believes that the commercial paper note will be redeemed as agreed. The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. S&P's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days.

Municipal Securities Ratings. The ratings of bonds by Moody's and S&P's represent their opinions of quality of the municipal bonds they undertake to rate. These ratings are general and are not absolute standards. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

Both Moody's and S&P's Municipal Bond Ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

                                   APPENDIX B

                WELLS FARGO BANK PROXY GUIDELINES AND PHILOSOPHY
                                    FOR 2003



                                  INTRODUCTION
                                  ------------

Wells Fargo Trust has adopted a system-wide philosophy statement and guidelines for voting of proxies for fiduciary and agency accounts where we have sole voting authority or joint voting authority (with other fiduciaries or co-actors).

The voting of proxies is the responsibility of the Wells Fargo Proxy Committee, which is appointed each year by TOC. A monthly review and approval of voting activity is the responsibility of the Trust Investment Committee (TIC).

Most Wells Fargo fiduciary entities have appointed Wells Fargo Bank (WFB) as their agent to vote proxies, following the standard Wells Fargo guidelines to assure consistent application of the philosophy and voting guidelines and for efficiency of operations and processing since we share a single system and processing capability.


                             PROXY POLICY STATEMENT
                             ----------------------


A. Proxies relating to fiduciary accounts must be voted for the exclusive benefit of the trust beneficiary. Proxy votes should be cast based upon an analysis of the impact of any proposal on the economic value of the stock during the time the stock is intended to be held by a fiduciary account.

B. Because the acquisition and retention of a security reflects confidence in management's ability to generate acceptable returns for the shareholder, certain proxy issues involving corporate governance should be voted as recommended by management. These issues are listed in the proxy guidelines incorporated in this document.

C. We encourage the Board of Directors to request powers which can be used to enhance the economic value of the stock by encouraging negotiation with a potential acquirer or by discouraging coercive and undervalued offers:

     1. The decision as to whether or not a Board of Directors should be granted these powers will be based upon:
          - an evaluation of the independence of the Board in its attempt to maximize shareholder value and,
          - upon an evaluation that the specific power being requested is reasonable in light of our objective to maximize the economic value of the stock and is not, in itself, abusive.
Proxy issues that will be evaluated and voted in accordance with this standard are listed in the guidelines.

     2. We will evaluate proposals where a Board of Directors has requested a change in their powers of corporate governance that increase the powers of the Board with respect to potential acquisition transactions as follows:

          a. An evaluation will be made of the Board's independence and performance as determined by a review of relevant factors including:

               1)   Length  of  service  of  senior  management

               2)   Number/percentage  of  outside  directors

               3)   Consistency  of  performance  (EPS) over the last five years

               4)   Value/growth  of shares relative to industry/market averages

               5) Clear evidence of management and/or strategy changes implemented by the Board which are designed to improve company performance and shareholder value

          b. If the Board is viewed to be independent and the financial performance of the Company has been good:

               1) An evaluation will be made as to the appropriateness of the power or change being requested, if properly exercised, to enhance the economic value of the stock.

               2) If the provision itself is not viewed to be unnecessary or abusive (irrespective of the manner in which it may be exercised), then the proxy will be voted in favor of such proposal.

          c. If the Board is not viewed as independent, or the performance of the Company has not been good, or if the proposal is determined to be inappropriate, unnecessary, unusual, or abusive, the proxy will be voted against such proposal.

          d. If the Proxy Committee deems it appropriate, the Company may be offered the opportunity to present the Board's and management's position to the Committee.

D.   Our  process  for  evaluating  shareholder  proposals  will  be as follows:

     1. If the proposal relates to issues that do not have a material economic impact on the value of the stock, the proxy will be voted as recommended by management.
     2. If the proposal has a potential economic impact on the value of the stock, the analysis outlined in paragraph C.2 above will be made. If the Board is viewed as independent and the financial performance of the Company has been good, then the proxy will be voted as recommended by management.

     3.   Standard  shareholder  proposals will be voted as indicated on Exhibit
          C.

E. The Proxy Committee will ensure that adequate records are maintained which reflect (i) how and pursuant to which guidelines proxies are voted, (ii) that proxies and holdings are being reconciled, and (iii) whether reasonable efforts are being made to obtain any missing proxies.

F. This Proxy Policy Statement may be disclosed to any current or prospective trust customer or beneficiary. Disclosure of proxy voting in specific accounts shall be made when requested by the plan sponsor, beneficiary, grantor, owner, or any other person with a beneficial interest in the account.

G. Wells Fargo Bank employs Institutional Shareholder Services (ISS) as its proxy voting agent, responsible for analyzing proxies and recommending a voting position consistent with the Wells Fargo Proxy Guidelines. On issues where the Wells Fargo Proxy Guidelines are silent, Wells Fargo Bank will defer to the ISS Proxy

     Guidelines, particularly in the case of global proxy issues. The Wells Fargo Proxy Committee is responsible for the final decision on the voting of all proxies for Wells Fargo Bank.

---------------------------------------------------------------------------------------------  ------------
Uncontested Election of Directors or Trustees

WFB will generally vote for all uncontested director or trustee nominees. The
Nominating Committee is in the best position to select nominees who are available
and capable of working well together to oversee management of the company.                     FOR


---------------------------------------------------------------------------------------------  ------------
Ratification of Auditors

WFB will vote against auditors and withhold votes from audit committee members
if non-audit fees are greater than audit fees, audit-related fees, and permitted tax           AGAINST/
fees, combined. WFB will follow the disclosure categories being proposed by the                WITHHOLD
SEC in applying the above formula.

With the above exception, WFB will generally vote for proposals to ratify auditors unless:

-  an auditor has a financial interest in or association with the company, and is
   therefore not independent, or                                                               FOR
-  there is reason to believe that the independent auditor has rendered an opinion
   that is neither accurate nor indicative of the company's financial position.                AGAINST

WFB will vote against proposals that require auditors to attend annual meetings as auditors are regularly reviewed by the board audit committee, and such attendance
is unnecessary.                                                                                AGAINST

WFB will consider shareholder proposals requiring companies to prohibit their auditors from engaging in non-audit services on a case-by-case basis (or cap level
of non-audit services).                                                                        AGAINST

WFB will vote for shareholder proposals requesting a shareholder vote for audit firm
ratification.                                                                                  CASE-BY-CASE

WFB will vote against shareholder proposals asking for audit firm rotation.  This practice
is viewed as too disruptive and too costly to implement for the benefit achieved.              FOR

For foreign corporations, WFB will consider on a case-by-case basis if the auditors are being changed without an explanation, or if the nonaudit-related fees are substantial or in excess of standard audit fees, as the importance of maintaining the
independence of the audit function is important.                                               AGAINST

---------------------------------------------------------------------------------------------
Specifically for Japan, WFB will consider voting against the appointment of independent internal statutory auditors if they have served the company in any executive capacity, or can be considered affiliated in any way. Japan enacted laws in
1993, which call for the establishment of a three-member audit committee of
independent auditors.                                                                          CASE-BY-CASE

---------------------------------------------------------------------------------------------
Specifically for Japan, WFB will classify any proposed amendment to
companies' articles of incorporation lengthening the internal auditors' term in                AGAINST
office to four years from three years as a negative provision. Since this is mandated by law, this amendment would not warrant an automatic vote recommendation against.

---------------------------------------------------------------------------------------------  ------------
Directors and Auditor's Reports

For foreign corporations, WFB will generally vote for proposals to approve
directors' and                                                                                 FOR
------------------------------------------------------------------------------------------------------------


                                       60

------------------------------------------------------------------------------------------------------------
auditors' reports, unless:

-  there are concerns about the accuracy of the accounts presented or the                      AGAINST
   auditing procedures used;
-  the company is not responsive to shareholder questions about specific items                 AGAINST
   that should be publicly disclosed.

The directors' report usually includes a review of the company's performance during the year, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company. Shareholders can find reference to any irregularities or problems with the company in the auditors report.

---------------------------------------------------------------------------------------------  ------------
Company Name Change/Purpose

WFB will vote for proposals to change the company name as management and the
board is best suited to determine if such change in company name is necessary.                 FOR

However, where the name change is requested in connection with a reorganization
of the company, the vote will be based on the merits of the reorganization.                    CASE-BY-CASE

In addition, WFB will generally vote for proposals to amend the purpose of the company. Management is in the best position to know whether the description of what the company does is accurate, or whether it needs to be updated by deleting,
adding or revising language.                                                                   FOR
---------------------------------------------------------------------------------------------  ------------
Employee Stock Purchase Plans/401(k) Employee Benefit Plans

WFB will vote for proposals to adopt, amend or increase authorized shares for employee stock purchase plans and 401(k) plans for employees as properly structured plans enable employees to purchase common stock at a slight discount and thus own a beneficial interest in the company, provided that the total cost of
the company's plan is not above the allowable cap for the company.                             FOR

Similarly, WFB will generally vote for proposals to adopt or amend thrift and
savings plans, retirement plans, pension plans and profit plans.                               FOR
---------------------------------------------------------------------------------------------  ------------
Approve Other Business

WFB will generally vote for proposals to approve other business. This transfer of authority allows the corporation to take certain ministerial steps that may arise at
the annual or special meeting.                                                                 FOR

However, WFB retains the discretion to vote against such proposals if adequate information is not provided in the proxy statement, or the measures are significant
and no further approval from shareholders is sought.                                           AGAINST
---------------------------------------------------------------------------------------------  ------------
Independent Board Chairman

WFB will vote against proposals requiring that the positions of chairman and CEO
be held separately.                                                                            AGAINST

Separation of the two positions may not be in shareholders' best interests if the company has a limited roster of executive officers, or a recently organized company may need to combine these positions temporarily.  It should also be noted that we support independence and would support a lead independent director.  However, separating the chairman and CEO in most companies would be too disruptive to the company.
-----------------------------------------------------------------------------------------------------------


                                       61

-----------------------------------------------------------------------------------------------------------
Specifically in the U.K., WFB will vote against a director nominee who is both
chairman and CEO if there is no adequate justification provided by the company.                AGAINST

---------------------------------------------------------------------------------------------  ------------
Independent Board of Directors/Board Committees

WFB will vote for proposals requiring that two-thirds of the board be independent directors, unless the board is effectively in compliance with the request based on
WFB's definition of independence. An independent board  faces fewer conflicts
and is best prepared to protect stockholders' interests.                                       FOR

WFB will vote for proposals requesting that the board audit, compensation and/or nominating committees be composed of independent directors, only. Committees should be composed entirely of independent directors in order to avoid conflicts
of interest.                                                                                   FOR

WFB will withhold votes from any insiders or affiliated outsiders on audit, compensation or nominating committees. WFB will withhold votes from any insiders or affiliated outsiders on the board if any of these key committees has not
been established.                                                                              WITHHOLD

Specifically in Canada, WFB will insert strong language in our analyses to highlight our disapproval of the 'single-slate' approach and call on companies to unbundle
the director nominees up for election/reelection.                                              CASE-BY-CASE

Specifically in France, Management may propose a different board structure. The
French Commercial Code gives companies three options in respect to their board
structure. WFB will examine these proposals on a case-by-case basis.                           AGAINST

Specifically in Japan, in cases where a company has committed some fraudulent or criminal act, WFB will vote against the representative director(s) and individuals personally implicated in the wrongdoing.

In addition, WFB will vote against proposals asking the board to address the issue
of board diversity.                                                                            AGAINST

WFB will vote against proposals from shareholders requesting an independent
compensation consultant.                                                                       AGAINST

---------------------------------------------------------------------------------------------  ------------
Minimum Stock Requirements by Directors

WFB will vote against proposals requiring directors to own a minimum number of shares of company stock in order to qualify as a director, or to remain on the board. Minimum stock ownership requirements can impose an across-the-board
requirement that could prevent qualified individuals from serving as directors.                AGAINST

---------------------------------------------------------------------------------------------  ------------
Indemnification and Liability Provisions for Directors and Officers

WFB will vote for proposals to allow indemnification of directors and officers, when the actions taken were on behalf of the company and no criminal violations occurred. WFB will also vote in favor of proposals to purchase liability insurance covering liability in connection with those actions. Not allowing companies to indemnify directors and officers to the degree possible under the law would limit
the ability of the company to attract qualified individuals.                                   FOR

Alternatively, WFB will vote against indemnity proposals that are overly-broad.
For example,
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WFB will oppose proposals to indemnify directors for acts going beyond mere carelessness, such as gross negligence, acts taken in bad faith, acts
not otherwise allowed by state law or more serious violations of fiduciary                     AGAINST
obligations.

For foreign corporations, WFB will vote against providing indemnity insurance to auditors as payment of such fees by the company on behalf of the auditor calls
into question the objectivity of the auditor in carrying out the audit.                        AGAINST

---------------------------------------------------------------------------------------------  ------------
Board or Management Acts

For foreign corporations, WFB will vote for the discharge of the board and management unless:

-  there are serious questions about actions of the board or management for the
   year in question;                                                                           FOR
-  legal action is being taken against the board by shareholders.                              AGAINST

Discharge is a tacit vote of confidence in the company's corporate management and policies and does not necessarily eliminate the possibility of future shareholder
action, although it does make such action more difficult to pursue.                            AGAINST
---------------------------------------------------------------------------------------------  -------------
Nominee Statement in the Proxy

WFB will vote against proposals that require board nominees to have a statement of candidacy in the proxy, since the proxy statement already provides adequate
information pertaining to the election of directors.                                           AGAINST
---------------------------------------------------------------------------------------------  -------------
Limitation on Number of Boards a Director May Sit On

WFB will vote against proposals to limit the number of boards a director may sit
on. Placing an arbitrary limit on the number of boards on which a director may serve constitutes unwarranted interference and is not critical to the performance of
the company.                                                                                   AGAINST
---------------------------------------------------------------------------------------------  -------------
Director Tenure/Retirement Age

WFB will vote against proposals to limit the tenure or retirement age of directors as such limitations based on an arbitrary number could prevent qualified
individuals from serving as directors.                                                         AGAINST
---------------------------------------------------------------------------------------------  -------------
Board Powers/Procedures/Qualifications

WFB will consider on a case-by-case basis proposals to amend the corporation's
By-laws so that the Board of Directors shall have the power, without the assent or vote of the shareholders, to make, alter, amend, or rescind the By-laws, fix the amount to be reserved as working capital, and fix the number of directors and what number shall constitute a quorum of the Board. In determining these issues,
WFB will rely on the proxy voting Guidelines.                                                  CASE-BY-CASE
---------------------------------------------------------------------------------------------  -------------
Loans to Officers

WFB will consider on a case-by-case basis proposals to authorize the corporation to make loans or to guarantee the obligations of officers of the corporation or any of its affiliates.
                                                                                               CASE-BY-CASE
---------------------------------------------------------------------------------------------  -------------
Adjourn Meeting to Solicit Additional Votes

WFB will examine proposals to adjourn the meeting to solicit additional votes on a case-by-case basis. As additional solicitation may be costly and could result in coercive pressure on shareholders, WFB will consider the nature of the proposal
and its vote recommendations for the                                                           CASE-BY-CASE
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                                       63
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scheduled meeting.
---------------------------------------------------------------------------------------------  -------------
Contested Election of Directors or Trustees
Reimbursement of Solicitation Expenses

WFB will consider contested elections on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background of the proxy contest;
qualifications of director or trustee nominees (both slates); evaluation of what each          CASE-BY-CASE
side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

In addition, decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis as proxy contests are governed by a mix
of federal regulation, state law, and corporate charter and bylaw provisions.                  CASE-BY-CASE
---------------------------------------------------------------------------------------------  -------------
Board Structure: Staggered vs. Annual Elections

WFB will consider the issue of classified boards on a case by case basis. In some cases, the division of the board into classes, elected for staggered terms, can entrench the incumbent management and make them less responsive to shareholder concerns. On the other hand, in some cases, staggered elections may
provide for the continuity of experienced directors on the Board.                              CASE-BY-CASE

For foreign corporations, WFB will vote for the elimination of protected board
seats, as all directors should be accountable to shareholders.                                 FOR
---------------------------------------------------------------------------------------------  -------------
Removal of Directors

WFB will consider on a case-by-case basis proposals to eliminate shareholders'
rights to remove directors with or without cause or only with approval of two-                 CASE-BY-CASE
thirds or more of the shares entitled to vote.

However, a requirement that a 75% or greater vote be obtained for removal of                   AGAINST
directors is abusive and will warrant a vote against the proposal.
---------------------------------------------------------------------------------------------  -------------
Board Vacancies

WFB will vote against proposals that allow the board to fill vacancies without
shareholder approval as these authorizations run contrary to basic shareholders'               AGAINST
rights.

Alternatively, WFB will vote for proposals that permit shareholders to elect
directors to fill board vacancies.                                                             FOR
---------------------------------------------------------------------------------------------  -------------
Cumulative Voting

WFB will vote on proposals to permit or eliminate cumulative voting on a case-by-
case basis, in accordance with its proxy voting guidelines. However, if the board is
elected annually we will not support cumulative voting.                                        CASE-BY-CASE
---------------------------------------------------------------------------------------------  -------------
Shareholders' Right To Call A Special Meeting
Shareholder Ability to Act by Written Consent

Proposals providing that stockholder action may be taken only at an annual or special meeting of stockholder and not by written consent, or increasing the shareholder vote necessary to call a special meeting, will be voted on a case by case
basis in accordance with the proxy voting guidelines.                                          CASE-BY-CASE

---------------------------------------------------------------------------------------------  -------------
Board Size
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                                       64
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WFB will vote for proposals that seek to fix the size of the board, as the ability for management to increase or decrease the size of the board in the face of a proxy
contest may be used as a takeover defense.                                                     FOR

However, if the company has cumulative voting, downsizing the board may
decrease a minority shareholder's chances of electing a director.                              AGAINST

By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board. Fixing the size of the board also prevents a reduction in the board size as a means to oust independent directors or those who cause friction within an otherwise homogenous board.
---------------------------------------------------------------------------------------------  -------------
Shareholder Rights Plan (Poison Pills)

WFB will generally vote for proposals that request a company to submit its poison
pill for shareholder ratification.                                                             FOR

Alternatively, WFB will analyze proposals to redeem a company's poison pill, or
requesting the ratification of a poison pill on a case-by-case basis.                          CASE-BY-CASE

Specifically for Canadian companies, WFB will consider on a case-by-case basis poison pill plans that contain a permitted bid feature as they require shareholder ratification of the pill and  a sunset provisions whereby the pill expires unless it is renewed,  and they specify that an all cash bid for all shares (or more recently majority of shares) that includes a fairness opinion and evidence of financing does not trigger the bill but forces a special meeting at which the offer is put to a shareholder vote. Also, WFB will also consider the balance of powers granted
between the board and shareholders by the poison pill provisions.                              CASE-BY-CASE

Poison pills are one of the most potent anti-takeover measures and are generally adopted by boards without shareholder approval. These plans harm shareholder value and entrench management by deterring stock acquisition offers that are not favored by the board.

---------------------------------------------------------------------------------------------  -------------
Fair Price Provisions

WFB will consider fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed mechanism, the vote required to approve the proposed acquisition, the vote required to repeal the fair price
provision, and the mechanism for determining the fair price.                                   CASE-BY-CASE

WFB will vote against fair price provisions with shareholder vote requirements of
75% or more of disinterested shares.                                                           AGAINST

---------------------------------------------------------------------------------------------  -------------
Greenmail

WFB will generally vote in favor of proposals limiting the corporation's authority to purchase shares of common stock (or other outstanding securities) from a holder of a stated interest (5% or more) at a premium unless the same offer is made to all shareholders. These are known as "anti-greenmail" provisions.
Greenmail discriminates against rank-and-file shareholders and may have an
adverse effect on corporate image.                                                             FOR

If the proposal is bundled with other charter or bylaw amendments, WFB will analyze such proposals on a case-by-case basis. In addition, WFB will analyze restructurings that involve the
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                                       65
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payment of pale greenmail on a case-by-case basis.                                             CASE-BY-CASE

---------------------------------------------------------------------------------------------  -------------
Voting Rights

WFB will vote for proposals that seek to maintain or convert to a one-share, one-
vote capital structure as such a principle ensures that management is accountable
to all the company's owners.                                                                   FOR

Alternatively, WFB will vote against any proposals to cap the number of votes a shareholder is entitled to. Any measure that places a ceiling on voting  may
entrench management and lessen its interest in maximizing shareholder value.                   AGAINST

---------------------------------------------------------------------------------------------  -------------
Dual Class/Multiple-Voting Stock

WFB will vote against proposals that authorize, amend or increase dual class or multiple-voting stock which may be used in exchanges or recapitalizations. Dual class or multiple-voting stock carry unequal voting rights which differ from those
of the broadly traded class of common stock.                                                   AGAINST

Alternatively, WFB will vote for the elimination of dual class or multiple-voting
stock which carry different rights than the common stock.                                      FOR

For foreign corporations, WFB will vote for proposals that create preference shares, provided the loss of voting rights is adequately compensated with a higher dividend and the total amount of preference share capital is not greater than 50%
of the total outstanding. Preference shares are a common and legitimate form of
corporate financing and can enhance shareholder value.                                         FOR

---------------------------------------------------------------------------------------------  -------------
Supermajority Vote Provisions

WFB will generally consider on a case-by-case basis proposals to increase the shareholder vote necessary to approve mergers, acquisitions, sales of assets etc.
and to amend the corporation's charter or by-laws. The factors considered are
those specified in the proxy guidelines.                                                      CASE-BY-CASE

However, a supermajority requirement of 75% or more is abusive and WFB will
vote against proposals that provide for them.                                                 AGAINST

Supermajority vote provisions require voting approval in excess of a simple majority of the outstanding shares for a proposal. Companies may include supermajority lock-in provisions, which occur when changes are made to a corporation's governing documents, and once approved, a supermajority vote is required to amend or repeal the changes.

---------------------------------------------------------------------------------------------  -------------
Confidential Voting

WFB will vote for proposals to adopt confidential voting.                                      FOR

---------------------------------------------------------------------------------------------  -------------
Vote Tabulations

WFB will vote against proposals asking corporations to refrain from counting abstentions and broker non-votes in their vote tabulations and to eliminate the company's discretion to vote unmarked proxy ballots. Vote counting procedures are determined by a number of different standards, including state law, the federal proxy rules, internal corporate policies, and mandates of the various stock
exchanges.                                                                                     AGAINST

Specifically in Japan, WFB will vote against management proposals amending their articles to relax their quorum requirement for special resolutions
(including mergers, article amendments, and option plans) from one-half to one-
third of issued capital (although such resolutions would still require two-thirds
majority of votes cast).                                                                       AGAINST

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                                       66
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Equal Access to the Proxy

WFB will vote against proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and
in order to nominate their own candidates to the board.                                        AGAINST

---------------------------------------------------------------------------------------------  -------------
Disclosure of Information

WFB will vote against shareholder proposals requesting fuller disclosure of company policies, plans, or business practices. Such proposals rarely enhance shareholder return and in many cases would require disclosure of confidential
business information.                                                                          AGAINST

---------------------------------------------------------------------------------------------  -------------
Annual Meetings

WFB will vote for proposals to amend procedures or change date or location of                  FOR
the annual meeting. Decisions as to procedures, dates or locations of meetings are best placed with management.

Alternatively, WFB will vote against proposals from shareholders calling for a change in the location or date of annual meetings as no date or location proposed
will be acceptable to all shareholders.                                                        AGAINST

WFB will generally vote in favor of proposals to reduce the quorum necessary for shareholders' meetings, subject to a minimum of a simple majority of the
company's outstanding voting shares.                                                           FOR

---------------------------------------------------------------------------------------------  -------------
Shareholder Advisory Committees/Independent Inspectors

WFB will vote against proposals seeking to establish shareholder advisory committees or independent inspectors. The existence of such bodies dilutes the
responsibility of the board for managing the affairs of the corporation.                       AGAINST

---------------------------------------------------------------------------------------------  -------------
Technical Amendments to the Charter of Bylaws

WFB will generally vote in favor of charter and bylaw amendments proposed
solely to conform with modern business practices, for simplification, or to comply             FOR
with what management's counsel interprets as applicable law.

However, amendments that have a material effect on shareholder's rights will be
considered on a case-by-case basis.                                                            CASE-BY-CASE
---------------------------------------------------------------------------------------------  -------------
Bundled Proposals

WFB will vote for bundled or "conditional" proxy proposals on a case-by-case basis, as WFB will examine the benefits and costs of the packaged items, and determine if the effect of the conditioned items are in the best interests of
shareholders.                                                                                  CASE-BY-CASE

---------------------------------------------------------------------------------------------  -------------
Common Stock Authorizations/Reverse Stock Splits/Forward Stock Splits

WFB will consider requests for increases in authorized common stock on a case-
by-case basis. Factors to be considered include the company's industry and performance. These stock increases may be for a proposed stock split, issuance of
shares for acquisitions, or for general business purposes.                                     CASE-BY-CASE

Also to be considered is whether the purpose of the proposed increase is to strengthen takeover defenses, in which case WFB will vote against the proposal.
Such increases give management too much power and are beyond what a company
would normally need during the course of a                                                     AGAINST
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                                       67
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year. They may also allow management to freely place the shares with an allied institution or set the terms and prices of the new shares.

For reverse stock splits, WFB will generally vote for proposals to implement the split provided the number of authorized common shares is reduced to a level that does not represent an unreasonably large increase in authorized but unissued shares. The failure to reduce authorized shares proportionally to any reverse split has potential adverse anti-takeover consequences. However, such circumstances may be warranted if delisting of the company's stock is imminent and would result
in greater harm to shareholders than the excessive share authorization.                        FOR

WFB will generally vote in favor of forward stock splits.                                      FOR

---------------------------------------------------------------------------------------------  -------------
Dividends

WFB will vote for proposals to allocate income and set dividends.                              FOR

WFB will also vote for proposals that authorize a dividend reinvestment program
as it allows investors to receive additional stock in lieu of a cash dividend.                 FOR

However, if a proposal for a special bonus dividend is made that specifically
rewards a certain class of shareholders over another, WFB will vote against the                AGAINST
proposal.

WFB will also vote against proposals from shareholders requesting management to
redistribute profits or restructure investments. Management is best placed to                  AGAINST
determine how to allocate corporate earnings or set dividends.

In addition, WFB will vote for proposals to set director fees.                                 FOR
---------------------------------------------------------------------------------------------  -------------

Reduce the Par Value of the Common Stock

WFB will vote for proposals to reduce the par value of common stock.                           FOR

---------------------------------------------------------------------------------------------  -------------
Preferred Stock Authorization

WFB will generally vote for proposals to create preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or
carry superior voting rights, or where the stock may be used to consummate                     FOR
beneficial acquisitions, combinations or financings.

Alternatively, WFB will vote against proposals to authorize or issue preferred stock if the board has asked for the unlimited right to set the terms and conditions for the stock and may issue it for anti-takeover purposes without shareholder approval
(blank check preferred stock).                                                                 AGAINST

In addition, WFB will vote against proposals to issue preferred stock if the shares
to be used have voting rights greater than those available to other shareholders.              AGAINST

WFB will vote for proposals to require shareholder approval of blank check preferred stock issues for other than general corporate purposes (white squire
placements).                                                                                   FOR

Finally, WFB will consider on a case-by-case basis proposals to modify the rights of preferred shareholders and to increase or decrease the dividend rate of
preferred stock.                                                                               CASE-BY-CASE

---------------------------------------------------------------------------------------------  -------------
Reclassification of Shares

WFB will consider proposals to reclassify a specified class or series of shares on a case-by-case
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                                       68
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basis.                                                                                         CASE-BY-CASE
---------------------------------------------------------------------------------------------  -------------
Preemptive Rights

WFB will generally vote for proposals to eliminate preemptive rights. Preemptive               FOR
rights are unnecessary to protect shareholder interests due to the size of most modern companies, the number of investors and the liquidity of trading.

In addition, specifically for foreign corporations, WFB will vote for issuance requests with preemptive rights to a maximum of 100% over current issued capital. In addition, WFB will vote for issuance requests without preemptive rights to a maximum of 20% of currently issued capital. These requests are for the creation of pools of capital with a specific purpose and cover the full range of
corporate financing needs.                                                                     FOR

---------------------------------------------------------------------------------------------  -------------
Share Repurchase Plans

WFB will vote for share repurchase plans, unless:                                              FOR
-  there is clear evidence of past abuse of the authority; or                                  AGAINST
-  the plan contains no safeguards against selective buy-backs.                                AGAINST

Corporate stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.

---------------------------------------------------------------------------------------------  -------------
Executive and Director Compensation Plans

WFB will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value. Such proposals may seek shareholder approval to adopt a new
plan, or to increase shares reserved for an existing plan.                                     CASE-BY-CASE

WFB will review the potential cost and dilutive effect of the plan.  After determining how much the plan will cost, ISS (Institutional Shareholder Services)
evaluates whether the cost is reasonable by comparing the cost to an allowable cap.
The allowable cap is industry-specific, market cap-base, and pegged to the average amount paid by companies performing in the top quartile of their peer groups.  If
the proposed cost is below the allowable cap, WFB will vote for the plan.                      FOR

Among the plan features that may result in a vote against the plan are:
-  plan administrators are given the authority to reprice or replace underwater
   options;                                                                                    CASE-BY-CASE

WFB will evaluate shareholder proposals requiring performance-based stock
options on a case-by-case basis.                                                               AGAINST

WFB will vote against shareholder proposals asking the company to expense stock options.  WFB is not opposed to the concept.  However, we currently lack an
appropriate accounting treatment for it at present.                                            CASE-BY-CASE

WFB will generally vote against shareholder proposals to ban future stock option grants to executives. This may be supportable in extreme cases where a company is a serial repricer, has a huge overhang, or has a highly dilutive, broad-based (non-
approved) plans and is not acting to correct the situation.                                    AGAINST

WFB will vote against shareholder proposals asking companies to adopt full tenure
holding periods for their executives.  Indications are that such holding periods               AGAINST
encourage executives to
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                                       69
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leave the company.

For certain OBRA-related proposals, WFB will vote for plan provisions that (a)
place a cap on annual grants or amend administrative features, and (b) add performance criteria to existing compensation plans to comply with the provisions
of Section 162(m) of the Internal Revenue Code.                                                AGAINST

In addition, director compensation plans may also include stock plans that provide directors with the option of taking all or a portion of their cash compensation in the form of stock. WFB will consider these plans based on their voting power
dilution.                                                                                      CASE-BY-CASE

WFB will generally vote for retirement plans for directors.

Specifically in Japan, WFB will vote against option plans/grants to directors or employees of  "related companies," even though they meet our criteria for
dilution and exercise price, without adequate disclosure and justification.                    CASE-BY-CASE

Specifically in the U.K., WFB will vote against directors who have service contracts of three years, which exceed best practice and any change-in-control provisions. Management may propose director nominees who have service contracts that exceed the Combined Code's recommendation of one-year. (The exceptions to the code would be in cases of new recruits with longer notice or
contract periods, which should, however, be reduced after the initial period.)                 FOR

WFB will evaluate compensation proposals (Tax Havens) requesting share option schemes or amending an existing share option scheme on a case-by-case
basis.                                                                                         AGAINST

Stock options align management interests with those of shareholders by motivating executives to maintain stock price appreciation. Stock options, however, may harm shareholders by diluting each owner's interest. In addition, exercising options can shift the balance of voting power by increasing executive
ownership.                                                                                     AGAINST
Bonus Plans

WFB will vote for proposals to adopt annual or long-term cash or cash-and-stock bonus plans on a case-by-case basis. These plans enable companies qualify for a tax deduction under the provisions of Section 162(m) of the IRC. Payouts under these plans may either be in cash or stock and are usually tied to the attainment of certain financial or other performance goals. WFB will consider whether the plan is comparable to plans adopted by companies of similar size in the company's
industry and whether it is justified by the company's performance.                             CASE-BY-CASE

For foreign companies, proposals to authorize bonuses to directors and statutory auditors who are retiring from the board will be considered on a case-by-case basis.

---------------------------------------------------------------------------------------------  -------------
Deferred Compensation Plans

WFB will generally vote for proposals to adopt or amend deferred compensation plans as they allow the compensation committee to tailor the plan to the needs of
the executives or board of directors, unless                                                   FOR

-   the proposal is embedded in an executive or director compensation plan that is
    contrary to guidelines                                                                     CASE-BY-CASE
---------------------------------------------------------------------------------------------  -------------
Disclosure on Executive or Director Compensation
Cap or Restrict Executive or Director Compensation
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                                       70
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WFB will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits.

WFB will evaluate shareholder proposals requiring shareholder approval of extraordinary pension benefits for senior executives under the company's SERP on a case-by-case basis.

WFB will generally vote against proposals that (a) seek additional disclosure of information on executive or director pay, or (b) seek to limit executive and director
pay.                                                                                           FOR

---------------------------------------------------------------------------------------------  -------------
Golden and Tin Parachutes

WFB will vote for proposals that seek shareholder ratification of golden or tin parachutes as shareholders should have the opportunity to approve or disapprove
of these severance agreements.                                                                 FOR

Alternatively, WFB will examine on a case-by-case basis proposals that seek to ratify or cancel golden or tin parachutes. Effective parachutes may encourage
management to consider takeover bids more fully and may also enhance employee                  CASE-BY-CASE
morale and productivity. Among the arrangements that will be considered on their merits are:

- arrangements guaranteeing key employees continuation of base salary for more than three years or lump sum payment of more than three times base salary plus retirement benefits;
-   guarantees of benefits if a key employee voluntarily terminates;
-   guarantees of benefits to employees lower than very senior management; and
-   indemnification of liability for excise taxes.

By contrast, WFB will vote against proposals that would guarantee benefits in a
management-led buyout.                                                                         AGAINST

---------------------------------------------------------------------------------------------  -------------
Reincorporation

WFB will evaluate a change in a company's state of incorporation on a case-by-
case basis. WFB will analyze the valid reasons for the proposed move, including restructuring efforts, merger agreements, and tax or incorporation fee savings.
WFB will also analyze proposed changes to the company charter and differences
between the states' corporate governance laws.                                                 FOR

States have adopted various statutes intended to encourage companies to incorporate in the state. These may include state takeover statutes, control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, and disgorgement provisions. WFB will examine reincorporations on a case-by-case in light of these statutes and in light of the corporate governance features the company has adopted to determine whether the reincorporation is in
shareholders' best interests.                                                                  CASE-BY-CASE

In addition, WFB will also examine poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions in the context of a state's corporate governance laws on a case-by-case basis.

WFB will evaluate shareholder proposals requiring offshore companies to reincorporate into the United States on a case-by-case basis.

Reincorporation proposals may have considerable implications for shareholders, affecting the company's takeover defenses and possibly its corporate structure and
rules of governance.                                                                           AGAINST
---------------------------------------------------------------------------------------------  -------------
Stakeholder Laws

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                                       71
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WFB will vote against resolutions that would allow the Board to consider stakeholder interests (local communities, employees, suppliers, creditors, etc.)
when faced with a takeover offer.                                                              CASE-BY-CASE

Similarly, WFB will vote for proposals to opt out of stakeholder laws, which permit directors, when taking action, to weight the interests of constituencies other than shareholders in the process of corporate decision making. Such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.
---------------------------------------------------------------------------------------------
Mergers/Acquisitions and Corporate Restructurings                                              CASE-BY-CASE

WFB will consider proposals on mergers and acquisitions on a case-by-case basis.
WFB will determine if the transaction is in the best economic interests of the shareholders. WFB will take into account the following factors:

-   anticipated financial and operating benefits;
-   offer price (cost versus premium);
-   prospects for the combined companies;                                                      CASE-BY-CASE
-   how the deal was negotiated;
-   changes in corporate governance and their impact on shareholder rights.                    CASE-BY-CASE

---------------------------------------------------------------------------------------------
In addition, WFB will also consider whether current shareholders would control a minority of the combined company's outstanding voting power, and whether a reputable financial advisor was retained in order to ensure the protection of shareholders' interests.
---------------------------------------------------------------------------------------------

On all other business transactions, i.e. corporate restructuring, spin-offs, asset
sales, liquidations, and restructurings, WFB will analyze such proposals on a case-            AGAINST
by-case basis and utilize the majority of the above factors in determining what is in the best interests of shareholders. Specifically, for liquidations, the cost versus premium factor may not be applicable, but WFB may also review the compensation plan for executives managing the liquidation,
---------------------------------------------------------------------------------------------
Appraisal Rights                                                                               FOR

WFB will vote for proposals to restore, or provide shareholders with rights of appraisal.
Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions (such as mergers) the right to demand a judicial
review in order to determine the fair value of their shares.                                   CASE-BY-CASE
---------------------------------------------------------------------------------------------  -------------
Mutual Fund Proxies

WFB will usually vote mutual fund proxies as recommended by management.
Proposals may include, and are not limited to, the following issues:

-   eliminating the need for annual meetings of mutual fund shareholders;
-  entering into or extending investment advisory agreements and management contracts;
-   permitting securities lending and participation in repurchase agreements;
-  changing fees and expenses; and                                                             CASE-BY-CASE
-   changing investment policies.

An investment advisory agreement is an agreement between a mutual fund and its financial advisor under which the financial advisor provides investment advice to the fund in return for a fee based on the fund's net asset size. Most agreements require that the particular fund pay the advisor a fee constituting a small percentage of the fund's average net daily assets. In exchange
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                                       72
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for this consideration, the investment advisor manages the fund's account, furnishes investment advice, and provides office space and facilities to the fund. A new investment advisory agreement may be necessitated by the merger of
the advisor or the advisor's corporate parent.                                                 CAS-BY-CASE

Fundamental investment restrictions are limitations within a fund's articles of incorporation that limit the investment practices of the particular fund. As fundamental, such restrictions may only be amended or eliminated with shareholder approval. Non-fundamental investment restrictions may be altered by action of the board of trustees.

Distribution agreements are agreements authorized by guidelines established under the Investment Company Act of 1940 and, in particular, Rule 12b-1 thereunder, between a fund and its distributor, which provide that the distributor is paid a
monthly fee to promote the sale of the fund's shares.                                          FOR

Reorganizations of funds may include the issuance of shares for an acquisition of a
fund, or the merger of one fund into another for purposes of consolidation.                    FOR

The mutual fund industry is one of the most highly regulated industries, as it is subject to: individual state law under which the company is formed; the federal
Securities Act of 1933; the federal Securities Exchange Act of 1934; and the federal           AGAINST
Investment Company Act of 1940.
---------------------------------------------------------------------------------------------  -------------
Social and Environmental Proposals

WFB will generally vote against social and environmental proposals by shareholders as their impact on share value can rarely be anticipated with any degree of confidence. Proposals that limit the business activity or capability of the company or result in significant costs do not benefit shareholder value.

Social and environmental issues that may arise include:

-   Energy and Environment
-   Repressive Regimes and Foreign Labor Practices (South Africa, Northern Ireland, China)
-   Military Business
-   Maquiladora Standards & International Operations Policies
-   World Debt Crisis
-   Equal Employment Opportunity & Discrimination
-   Animal Rights
-   Product Integrity and Marketing
-   Human Resources Issues
-   Political and Charitable Contributions
------------------------------------------------------------------------------------------------------------

BABSON FUND GROUP

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)  Articles of Incorporation

(1) David L. Babson Growth Fund, Inc.

     (A) Articles of Incorporation of the Registrant as filed in Maryland on August 17, 1978 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 77 on Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the U.S. Securities and Exchange Commission ("SEC") via EDGAR on August 30, 1999.

     (B) Articles of Amendment and Restatement of the Registrant as filed in Maryland on October 3, 1978 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 77 on Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on August 30, 1999.

     (C) Articles of Merger of the Registrant as filed in Maryland on October 31, 1978 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 77 on Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on August 30, 1999.

     (D) Articles of Amendment of the Registrant as filed in Maryland on October 3, 1983 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 77 on Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on August 30, 1999.

(2) D. L. Babson Money Market Fund, Inc.

     (A) Articles of Incorporation of the Registrant as filed in Maryland on October 19, 1979 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on August 30, 1999.

     (B) Articles of Amendment of the Registrant as filed in Maryland on April 15, 1982 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on August 30, 1999.

     (C) Articles Supplementary of the Registrant as filed in Maryland on April 22, 1982 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on August 30, 1999.

(3) D. L. Babson Tax-Free Income Fund, Inc.

     (A)  Articles of Incorporation of the Registrant as filed in Maryland on

          August 22, 1979 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on August 30, 1999.

     (B) Articles of Amendment of the Registrant as filed in Maryland on November 30, 1979 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on August 30, 1999.

     (C) Articles of Amendment of the Registrant as filed in Maryland on January 2, 1981 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on August 30,

(4) Babson-Stewart Ivory International Fund, Inc.

     (A) Articles of Incorporation of the Registrant as filed in Maryland on October 2, 1987 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 on Form N-1A (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on August 30, 1999.

     (B) Articles of Amendment of the Registrant as filed in Maryland on December 10, 1987 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 on Form N-1A (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on August 30, 1999.

(5) Shadow Stock Fund, Inc.

     (A) Articles of Incorporation of the Registrant as filed in Maryland on June 3, 1987 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 on Form N-1A (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on August 30, 1999.

(6) Babson Enterprise Fund, Inc.

     (A) Articles of Incorporation of the Registrant as filed in Maryland on July 5, 1983 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 on Form N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on January 22, 1999.

     (B) Articles Supplementary of the Registrant as filed in Maryland on October 14, 1983 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 on Form N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on January 22, 1999.

     (C) Articles Supplementary of the Registrant as filed in Maryland on April 24, 1991 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 on Form N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on January 22, 1999.

     (D)  Articles Supplementary of the Registrant as filed in Maryland on March

          13, 2002 are incorporate herein by reference to the Registrant's Post-Effective Amendment No. 23 on Form N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on September 30, 2002.

(7) Babson Enterprise Fund II, Inc.

     (A) Articles of Incorporation of the Registrant as filed in Maryland on February 4, 1991 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10 on Form N-1A (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on January 22, 1999.

     (B) Articles of Amendment of the Registrant as filed in Maryland on May 2, 1991 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10 on Form N-1A (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on January 22, 1999.

(8) Babson Value Fund, Inc.

     (A) Articles of Incorporation of the Registrant as filed in Maryland on July 24, 1984 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A (File Nos. 033-93363 and 811-04114) as filed with the SEC via EDGAR on January 22, 1999.

     (B) Articles Supplementary of the Registrant as filed in Maryland on September 25, 1984 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A (File Nos. 033-93363 and 811-04114) as filed with the SEC via EDGAR on January 22, 1999.

     (C) Articles Supplementary of the Registrant as filed in Maryland on February 9, 1996 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A (File Nos. 033-93363 and 811-04114) as filed with the SEC via EDGAR on January 22, 1999.

     (D) Articles Supplementary of the Registrant as filed in Maryland on October 30, 1996 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A (File Nos. 033-93363 and 811-04114) as filed with the SEC via EDGAR on January 22, 1999.

(9) D. L. Babson Bond Trust

     (A) Agreement and Declaration of Trust of the Registrant is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on February 14, 2003.

     (B) Certificate of Trust of D.L. Babson Bond Trust dated October 9, 2002 is incorporated herein by reference to the Registrant's Post Effective Amendment No. 106 (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on May 1, 2003.

(b)  By-laws

     (1) David L. Babson Growth Fund, Inc.

          Amended and Restated By-laws for the Registrant effective as of October 28, 1999 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 80 to Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on September 30, 2002.

          (A) Amendment effective May 30, 2002 to the Amended and Restated By-laws of the Registrant effective October 28, 1999, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 80 to Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on September 30, 2002.

     (2) D. L. Babson Money Market Fund, Inc.

          Amended and Restated By-laws for the Registrant effective as of October 28, 1999 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 29 to Form N-1A (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on September 30, 2002.

          (A) Amendment effective May 30, 2002 to the Amended and Restated By-laws of the Registrant effective October 28, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 29 to Form N-1A (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on September 30, 2002.

     (3) D. L. Babson Tax-Free Income Fund, Inc.

          Amended and Restated By-laws for the Registrant effective as of October 28, 1999 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 29 to Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on September 30, 2002.

          (A) Amendment effective May 30, 2002 to the Amended and Restated By-laws of the Registrant effective October 28, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 29 to Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on September 30, 2002.

     (4) Babson-Stewart Ivory International Fund, Inc.

          Amended and Restated By-laws for the Registrant effective as of October 28, 1999 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 to Form N-1A (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on September 30, 2002.

          (A) Amendment effective May 30, 2002 to the Amended and Restated By-laws of the Registrant effective October 28, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 to Form N-1A (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on September 30, 2002.

     (5) Shadow Stock Fund, Inc.

          Amended and Restated By-laws for the Registrant effective as of October 28, 1999 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 to Form N-1A (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on September 30, 2002.

          (A) Amendment effective May 30, 2002 to the Amended and Restated By-laws of the Registrant effective October 28, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 to Form N-1A (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on September 30, 2002.

     (6) Babson Enterprise Fund, Inc.

          Amended and Restated By-laws for the Registrant effective as of October 28, 1999 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 to Form N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on September 30, 2002.

          (A) Amendment effective May 30, 2002 to the Amended and Restated By-laws of the Registrant effective October 28, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 to Form N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on September 30, 2002.

     (7) Babson Enterprise Fund II, Inc.

          Amended and Restated By-laws for the Registrant effective as of October 28, 1999 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14 to Form N-1A (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on September 30, 2002.

          (A) Amendment effective May 30, 2002 to the Amended and Restated By-laws of the Registrant effective October 28, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14 to Form N-1A (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on September 30, 2002.

     (8) Babson Value Fund, Inc.

          Amended and Restated By-laws for the Registrant effective as of October 28, 1999 are incorporated herein by reference to the

          Registrant's Post-Effective Amendment No. 21 to Form N-1A (File Nos. 002-93363 and 811-04114) as filed with the SEC via EDGAR on September 30, 2002.

          (A) Amendment effective May 30, 2002 to the Amended and Restated By-laws of the Registrant effective October 28, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 to Form N-1A (File Nos. 002-93363 and 811-04114) as filed with the SEC via EDGAR on September 30, 2002.

     (9)  D. L. Babson Bond Trust
          By-laws for the Registrant effective October 9, 2002 are incorporated herein by reference to the Registrant's Post Effective Amendment No. 106
          (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on May 1, 2003.

(c)  Instruments Defining Rights of Security Holders

     (1) D. L. Babson Money Market Fund, Inc., D. L. Babson Tax-Free Income Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Shadow Stock Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc. and Babson Value Fund, Inc.

          See Article Fifth of the Registrants' Articles of Incorporation. See also Article II, "Meetings of Stockholders," and Article IX, "Stock," of the Registrants' By-Laws. The Articles of Incorporation and By-laws of the Registrants are incorporated herein by reference.

     (2) David L. Babson Growth Fund, Inc.

          See Articles Sixth and Thirteenth of the Registrant's Articles of Amendment and Restatement. See also Article II, "Meetings of Stockholders," and Article IX, "Stock," of the Registrant's By-Laws. The Articles of Incorporation and By-laws of the Registrant are incorporated herein by reference.

     (3) D. L. Babson Bond Trust

          See Articles III, V and VI of the Registrant's Agreement and Declaration of Trust. See also Article II of the Registrant's By-Laws. The Agreement and Declaration of Trust is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on February 14, 2003). The By-laws of the Registrant are incorporated herein by reference to the Registrant's Post Effective Amendment No. 106
          (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on May 1, 2003.

          (A) Officers Certificate Evidencing Creation of Series is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 33 on Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on May 1, 2003.

          (B) Agreement and Plan of Reorganization dated March 28, 2003 is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on February 14, 2003.

(d)  Investment Advisory Contracts

     (1) David L. Babson Growth Fund, Inc.

          (A) Investment Management Agreement between Registrant and Jones & Babson, Inc. dated June 30, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 77 on Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on August 30, 1999.

          (B) Form of Investment Advisory Agreement between Registrant and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on February 14, 2003.

          (C) Form of Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Company Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on February 14, 2003.

     (2) D. L. Babson Money Market Fund, Inc.

          (A) Investment Management Agreement between Registrant and Jones & Babson, Inc. dated June 30, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on August 30, 1999.

          (B) Form of Investment Advisory Agreement between Registrant and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on February 14, 2003.

          (C) Form of Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Company, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on February 14, 2003.

     (3) D. L. Babson Tax-Free Income Fund, Inc.

          (A) Investment Management Agreement between Registrant and Jones & Babson, Inc. dated June 30, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on August 30, 1999.

          (B) Form of Investment Advisory Agreement between Registrant and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-65489 and

               811-02948) as filed with the SEC via EDGAR on February 14, 2003.

          (C) Form of Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Company, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on February 14, 2003.

     (4) Babson-Stewart Ivory International Fund, Inc.

          (A) Investment Management Agreement between Registrant and Jones & Babson, Inc. dated June 30, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 on Form N-1A (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on August 30, 1999.

          (B) Form of Investment Advisory Agreement between Registrant and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 003-17762 and 811-05386) as filed with the SEC via EDGAR on February 14, 2003.

          (C) Form of Investment Counsel Agreement between Jones & Babson, Inc. and S.I. International Assets (formerly Babson-Stewart Ivory International) is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 on Form N-1A (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on May 1, 2003.

     (5) Shadow Stock Fund, Inc.

          (A) Investment Management Agreement between Registrant and Jones & Babson, Inc. dated June 30, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 on Form N-1A (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on August 30, 1999.

          (B) Form of Investment Advisory Agreement between Registrant and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on February 14, 2003.

          (C) Form of Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Company, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on February 14, 2003.


          (F) Form of Investment Counsel Agreement between Jones & Babson, Inc. and Analytic Systems, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on February 14, 2003.

     (6) Babson Enterprise Fund, Inc.

          (A) Investment Management Agreement between Registrant and Jones & Babson, Inc. dated June 30, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on May 1, 2003.

          (B) Form of Investment Advisory Agreement between Registrant and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on February 14, 2003.

          (C) Form of Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Company, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on February 14, 2003.

     (7) Babson Enterprise Fund II, Inc.

          (A) Investment Management Agreement between Registrant and Jones & Babson, Inc. dated June 30, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on May 1, 2003.

          (B) Form of Investment Advisory Agreement between Registrant and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on February 14, 2003.

          (C) Form of Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Company, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on February 14, 2003.

     (8) Babson Value Fund, Inc.

          (A) Investment Management Agreement between Registrant and Jones & Babson, Inc. dated June 30, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 on Form N-1A (File Nos. 033-93363 and 811-04114) as filed with the SEC via EDGAR on May 1, 2003.

          (B) Form of Investment Advisory Agreement between Registrant and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-93363 and 811-04114) as filed with the SEC via EDGAR on February 14, 2003.

          (C) Form of Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Company, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-93363 and 811-04114) as filed with the SEC via EDGAR on February 14, 2003.

     (9) D. L. Babson Bond Trust

          (A) Investment Management Agreement between Registrant and Jones & Babson, Inc. dated June 30, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 99 on Form N-1A (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on January 22, 1999.

          (B) Form of Investment Advisory Agreement between Registrant and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's Post Effective Amendment No. 106

               (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on May 1, 2003.

          (C) Form of Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Company, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on February 14, 2003.

(e) Underwriting Contracts between:

     (1) David L. Babson Growth Fund, Inc. and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 83 on Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the U.S. Securities and Exchange Commission ("SEC") via EDGAR on May 1, 2003.

     (2) D. L. Babson Money Market Fund, Inc. and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 on Form N-1A 1A (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on May 1, 2003.

     (3) D. L. Babson Tax-Free Income Fund, Inc. and Jones & Babson, Inc. is incorporated herein by reference to the
          Registrant's Post-Effective Amendment No. 33 on Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on May 1, 2003.

     (4) Babson-Stewart Ivory International Fund, Inc. and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 on Form N-1A (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on May 1, 2003.

     (5) Shadow Stock Fund, Inc. and Jones & Babson, Inc. is incorporated herein by reference to the Registrant Post-Effective Amendment No. 22 on Form N-1A (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on May 1, 2003.

     (6) Babson Enterprise Fund, Inc. and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's
          Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on May 1, 2003.


     (7) Babson Enterprise Fund II, Inc. and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on May 1, 2003.

     (8) Babson Value Fund, Inc. and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 on Form N-1A (File Nos. 033-93363 and 811-04114) as filed with the SEC via EDGAR on May 1, 2003.

     (9) D. L. Babson Bond Trust and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's Post Effective Amendment No. 106
          (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on May 1, 2003.

(f)  Bonus or Profit Sharing Contracts

     Not  Applicable.

(g) Custodian Agreement between:

     (1)  Babson Funds and Wells Fargo Bank N.A.  - filed herewith.

     (2) Foreign Custody Manager Agreement between the Babson Funds and Wells Fargo Bank N.A. - filed herewith.

(h)  Other Material Contracts

     (1) Transfer Agency Agreement between David L. Babson Growth Fund, Inc. and Jones & Babson, Inc. dated October 31, 1994 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 77 on Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on August 30, 1999.

     (2) Transfer Agency Agreement between D. L. Babson Money Market Fund, Inc. and Jones & Babson, Inc. dated October 31, 1994 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on August 30, 1999.

     (3) Transfer Agency Agreement between D. L. Babson Tax-Free Income Fund, Inc. and Jones & Babson, Inc. dated October 31, 1994 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on August 30, 1999.

     (4) Transfer Agency Agreement between Babson-Stewart Ivory International Fund, Inc. and Jones & Babson, Inc. dated October 31, 1994 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 on Form N-1A (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on August 30, 1999.

     (5) Transfer Agency Agreement between Shadow Stock Fund, Inc. and Jones & Babson, Inc. dated October 31, 1994 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 on Form N-1A (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on August 30, 1999.

     (6) Transfer Agency Agreement between Babson Enterprise Fund, Inc. and Jones & Babson, Inc. dated March 31, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 on Form

          N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on January 22, 1999.

     (7) Transfer Agency Agreement between Babson Enterprise Fund II, Inc. and Jones & Babson, Inc. dated March 31, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10 on Form N-1A (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on January 22, 1999.

     (8) Transfer Agency Agreement between Babson Value Fund, Inc. and Jones & Babson, Inc. dated March 31, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A (File Nos. 033-93363 and 811-04114) as filed with the SEC via EDGAR on January 22, 1999.

     (9) Transfer Agency Agreement between D. L. Babson Bond Trust and Jones & Babson, Inc. dated March 31, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 99 on Form N-1A (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on January 22, 1999.

          (A) Form of Assignment and Assumption of Transfer Agency Agreement - D.L. Babson Bond Trust are incorporated herein by reference to the Registrant's Post Effective Amendment No. 106
          (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on May 1, 2003.

    (10) Form of Agreement and Plan of Reorganization between D. L. Babson Bond Trust (a Missouri trust) and D. L. Babson Bond Trust (a Delaware trust) is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on February 14, 2003.

    (11) Form of Expense Limitation Agreement between each of the Babson Funds and Jones & Babson, Inc. is electronically filed herewith as Exhibit No. EX-23.h.11.

    (12) Form of Administrative Services Agreement between each of the Babson Funds and Jones & Babson, Inc. is electronically filed herewith as Exhibit No. EX-23.h.12.

    (13) Form of Fund Accounting Agreement between each of the Babson Funds and BISYS Fund Services Ohio Inc. - filed herewith.

(i) Opinion and Consent of Counsel as to the legality of the securities issued for:

     (1)  David L. Babson Growth Fund, Inc. - filed herewith.

     (2)  D. L. Babson Money Market Fund, Inc. - filed herewith.

     (3)  D. L. Babson Tax-Free Income Fund, Inc. - filed herewith.

     (4)  Babson-Stewart Ivory International Fund, Inc. - filed herewith.

     (5)  Shadow Stock Fund, Inc. - filed herewith.

     (6)  Babson Enterprise Fund, Inc. - filed herewith.

     (7)  Babson Enterprise Fund II, Inc. - filed herewith.

     (8)  Babson Value Fund, Inc. - filed herewith.

     (9)(a) D. L. Babson Bond Trust - filed herewith.

     (9)(b) D. L. Babson Bond Trust  - filed herewith.

(j)  Other Opinions

     (1) Consent of Independent Auditors for:

          (A) David L. Babson Growth Fund, Inc. - filed herewith.

          (B) D. L. Babson Money Market Fund, Inc. - filed herewith.

          (C) D. L. Babson Tax-Free Income Fund, Inc. - filed herewith.

          (D) Babson-Stewart Ivory International Fund, Inc. - filed herewith.

          (E) Shadow Stock Fund, Inc. - filed herewith.

          (F) Babson Enterprise Fund, Inc. - filed herewith.

          (G) Babson Enterprise Fund II, Inc. - filed herewith.

          (H) Babson Value Fund, Inc. - filed herewith.

          (I) D. L. Babson Bond Trust - filed herewith.

     (2) Power of Attorney for:

          (A)  David L. Babson Growth Fund, Inc. - filed herewith.

          (B)  D. L. Babson Money Market Fund, Inc. - filed herewith.

          (C)  D. L. Babson Tax-Free Income Fund, Inc. - filed herewith.

          (D)  Babson-Stewart Ivory International Fund, Inc. - filed herewith.

          (E)  Shadow Stock Fund, Inc. - filed herewith.

          (F)  Babson Enterprise Fund, Inc. - filed herewith.

          (G)  Babson Enterprise Fund II, Inc. - filed herewith.

          (H)  Babson Value Fund, Inc. - filed herewith.

          (I)  D. L. Babson Bond Trust - filed herewith.

     (3) D.L. Babson Bond Trust - Tax Opinion - D.L. Babson Bond Trust Reorganization is electronically filed herewith as Exhibit No. EX-23.j.3.

(k) Financial Statements - incorporated herein by reference to each of the Babson Fund's Annual Report dated June 30, 2003, as filed electronically with the Securities and Exchange Commission on September 9, 2003.

(l)  Initial Capital Agreements

     Not  Applicable.

(m)  Rule 12b-1 Plan

     Not  Applicable.

(n)  Rule 18f-3 Plan

     Not  Applicable.

(p)  Codes of Ethics

     (1) The joint Code of Ethics of each Registrant, the investment manager and the underwriter is incorporated herein by reference to each Registrant's Post-Effective Amendment to Form N-1A as filed with the SEC via EDGAR on September 30, 2002.

     (2) The Code of Ethics of the sub-advisor, David L. Babson Company, Inc., is incorporated herein by reference to each Registrant's Post-Effective Amendment to Form N-1A as filed with the SEC via EDGAR on September 30, 2002.

     (3) The Code of Ethics of the sub-advisor, Babson-Stewart Ivory International, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 to Form N-1A (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on September 30, 2002.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

     None

ITEM 25. INDEMNIFICATION.

     For each Registrant organized as a Maryland Corporation, under the terms of the Maryland General Corporation Law and the Registrants' governing documents, the Registrants shall indemnify any person who was or is a director, officer, or employee of each Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by such Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances. Such determination shall be made:

     (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

     (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

     No indemnification will be provided by the Registrants to any director or officer of any Registrant for any liability to the Registrants or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

     Also, according to the Articles of Incorporation of the David L. Babson Growth Fund, Inc., provided that reasonable care has been exercised in the selection of the officers, other employees, investment advisers and service providers, no director shall be responsible or liable in any event for any neglect or wrongdoing, nor shall any director be responsible or liable for the acts or omissions of any other director.

     For the indemnification provisions of the D. L. Babson Bond Trust, a Delaware business trust, Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

     Article VII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

The principal business of Jones & Babson, Inc. is the management of the J&B Funds and Babson Funds families of mutual funds. It also provides fund accounting, fund administration and fund transfer agency services for non-affiliated mutual funds, and has expertise in the tax and pension plan field. It supervises a number of prototype and profit-sharing plan programs sponsored by various organizations eligible to be prototype plan sponsors. The principal business of each sub-adviser is to provide investment counsel and advice to a wide variety of clients.

For information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of Jones & Babson, Inc. is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, Jones & Babson, Inc.'s Form ADV (File #801-7330), which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended, (the "Advisers Act") is hereby incorporated by reference.

For information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of David L. Babson & Co., Inc. is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, David L. Babson & Co., Inc.'s Form ADV (File #801-241), which is currently on file with the SEC as required by the Advisers Act, is hereby incorporated by reference.

For information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of S.I. International Assets (formerly Babson-Stewart Ivory International) is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, S.I. International Assets' Form ADV (File #801-30247), which is currently on file with the SEC as required by the Advisers Act, is hereby incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITER.

     (a) Jones & Babson, Inc., the only principal underwriter of the Registrants, also acts as principal underwriter for the following:

     J&B Funds
         -J&B Small Cap International Fund
         -J&B Small Cap Aggressive Growth Fund
         -J&B Mid Cap Aggressive Growth Fund
     Investors Mark Series Fund, Inc.
         -Balanced Portfolio
         -Global Fixed Income Portfolio
         -Growth & Income Portfolio
         -Intermediate Fixed Income Portfolio
         -Large Cap Value Portfolio
         -Large Cap Growth Portfolio
         -Mid Cap Equity Portfolio
         -Money Market Portfolio
         -Small Cap Equity Portfolio
     BMA Variable Annuity Account A
     BMA Variable Life Account A

*Until May 1, 2003.

     (b) Herewith is the information required by the following table with respect to each director, officer or partner of the underwriter named in answer to Item 20 of Part B:

     NAME AND PRINCIPAL         POSITION & OFFICES       POSITIONS & OFFICES
     BUSINESS ADDRESS            WITH UNDERWRITER          WITH REGISTRANT
     ---------------------  ---------------------------  -------------------
     JohnTaft               Chief Executive Officer              None
     90 S. 7th Street
     Minneapolis, MN 55402

     Deborah J. Kermeen     Chief Financial Officer and          None
     90 S. 7th Street               Treasurer
     Minneapolis, MN 55402

     Paul R. Yorston            Assistant Treasurer              None
     90 S. 7th Street
     Minneapolis, MN 55402

     Bentley J. Anderson              Secretary                  None
     90 S. 7th Street
     Minneapolis, MN 55402

     Laura M. Moret             Assistant Secretary            Secretary
     90 S. 7th Street
     Minneapolis, MN 55402

     Daniel L. Torbenson        Assistant Secretary              None
     90 S. 7th Street
     Minneapolis, MN 55402

     Martin A. Cramer            Compliance Officer         Vice President
     90 S. 7th Street
     Minneapolis, MN 55402

          (c)  Not Applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones and Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.

ITEM 29. MANAGEMENT SERVICES.

There are no management related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

Registrants undertake that, if requested to do so by the holders of at least 10% of the Registrants' outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and the State of Missouri on the 31st day of October, 2003.

                                 David L. Babson Growth Fund, Inc.
                                 Babson Enterprise Fund, Inc.
                                 Babson Enterprise Fund II, Inc.
                                 D. L. Babson Money Market Fund, Inc.
                                 D. L. Babson Tax-Free Income Fund, Inc.
                                 D. L. Babson Bond Trust
                                 Babson Value Fund, Inc.
                                 Shadow Stock Fund, Inc.
                                 Babson-Stewart Ivory International Fund, Inc.


                             By: /s/ JENNIFER LAMMERS
                                ------------------------
                                Jennifer Lammers
                                President



     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.



Signature                     Title            Date

/s/ MARTIN CRAMER      Secretary and        10/31/2003
---------------------
Martin Cramer          Vice President


/s/ T. Geron Bell*
                       Director/Trustee     10/31/2003


/s/ William H. Russell*
                       Director/Trustee     10/31/2003

/s/ H. David Rybolt*
                       Director/Trustee     10/31/2003

/s/ James T. Jensen**
                       Director/Trustee     10/31/2003

/s/ Sandra J. Hale*
                       Director/Trustee     10/31/2003

Jay H. Wein
                       Director/Trustee

/s/ Ronald James*
                       Director/Trustee     10/31/2003

/s/ JENNIFER LAMMERS   President              10/31/03
---------------------
Jennifer Lammers

/s/ CHRISTOPHER TOMAS  Principal Financial    10/31/03
---------------------
Christopher Tomas      Officer





         * By: /s/MARTIN CRAMER
               ----------------------------------
                Martin Cramer
                *  Pursuant to Powers of Attorney filed herewith.
                ** Pursuant to Power of Attorney previously filed.

                                  EXHIBIT INDEX

EX-23.g.1.  Custody Agreement between each Babson Fund and Wells Fargo Bank.

EX-23.g.2.  Foreign Custody Manager Agreement between each Babson Fund and Wells
            Fargo Bank N.A.

EX-23.h.13  Form of Fund Accounting Agreement between each Babson Fund and BISYS
            Fund Services

EX-23.i.1   Opinion of Counsel for David L. Babson Growth Fund, Inc.

EX-23.i.2   Opinion of Counsel for D. L. Babson Money Market Fund, Inc.
            (Reference EX-23.i.1)

EX-23.i.3   Opinion of Counsel for D. L. Babson Tax-Free Income Fund, Inc.
            (Reference EX-23.i.1)

EX-23.i.4   Opinion of Counsel for Babson-Stewart Ivory International Fund, Inc.
            (Reference EX-23.i.1)

EX-23.i.5   Opinion of Counsel for Shadow Stock Fund, Inc.
            (Reference EX-23.i.1)

EX-23.i.6   Opinion of Counsel for Babson Enterprise Fund, Inc.
            (Reference EX-23.i.1)

EX-23.i.7   Opinion of Counsel for Babson Enterprise Fund II, Inc.
            (Reference EX-23.i.1)

EX-23.i.8   Opinion of Counsel for Babson Value Fund, Inc.
            (Reference EX-23.i.1)

EX-23.i.9   Opinion of Counsel for D. L. Babson Bond Trust
            (Reference EX-23.i.1)

EX-23.j.1.A Consent of Independent Auditors - David L. Babson Growth Fund, Inc.

EX-23.j.1.B Consent of Independent Auditors - D. L. Babson Money Market Fund,
            Inc.  (Reference EX-23.j.1.A)

EX-23.j.1.C Consent of Independent Auditors - D. L. Babson Tax-Free Income Fund,
            Inc.  (Reference EX-23.j.1.A)

EX-23.j.1.D Consent of Independent Auditors - Babson-Stewart Ivory International
            Fund, Inc.  (Reference EX-23.j.1.A)

EX-23.j.1.E Consent of Independent Auditors - Shadow Stock Fund, Inc.
            (Reference EX-23.j.1.A)

EX-23.j.1.F Consent of Independent Auditors - Babson Enterprise Fund, Inc.
            (Reference EX-23.j.1.A)

EX-23.j.1.G Consent of Independent Auditors - Babson Enterprise Fund II, Inc.
            (Reference EX-23.j.1.A)

EX-23.j.1.H Consent of Independent Auditors - Babson Value Fund, Inc.
            (Reference EX-23.j.1.A)

EX-23.j.1.I Consent of Independent Auditors - D. L. Babson Bond Trust
            (Reference EX-23.j.1.A)

EX-23.j.2.A Power of Attorney - David L. Babson Growth Fund, Inc.

EX-23.j.2.B Power of Attorney - D. L. Babson Money Market Fund, Inc.
            (Reference EX-23.j.2.A)

EX-23.j.2.C Power of Attorney - D. L. Babson Tax-Free Income Fund, Inc.
            (Reference EX-23.j.2.A)

EX-23.j.2.D Power of Attorney - Babson-Stewart Ivory International Fund, Inc.
            (Reference EX-23.j.2.A)

EX-23.j.2.E Power of Attorney - Shadow Stock Fund, Inc.
            (Reference EX-23.j.2.A)

EX-23.j.2.F Power of Attorney - Babson Enterprise Fund, Inc.
            (Reference EX-23.j.2.A)

EX-23.j.2.G Power of Attorney - Babson Enterprise Fund II, Inc.
            (Reference EX-23.j.2.A)

EX-23.j.2.H Power of Attorney - Babson Value Fund, Inc.
            (Reference EX-23.j.2.A)

EX-23.j.2.A Power of Attorney - D.L. Babson Bond Trust.
            (Reference EX-23.j.2.A)